Schedule of Investments(a)
Invesco Active U.S. Real Estate ETF (PSR)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Apartments-9.57%
American Campus Communities, Inc.	34,072	$1,714,162
AvalonBay Communities, Inc.	7,576	1,726,040
Camden Property Trust	11,956	1,786,107
Equity Residential	20,511	1,725,590
Essex Property Trust, Inc.	5,215	1,711,041
Mid-America Apartment Communities, Inc.	9,306	1,796,989
UDR, Inc.	32,444	1,784,096
		12,244,025
Data Centers-10.35%
CoreSite Realty Corp.	24,536	3,391,120
CyrusOne, Inc.	45,266	3,226,108
Digital Realty Trust, Inc.	21,416	3,301,491
Equinix, Inc.	4,051	3,323,481
		13,242,200
Diversified-1.57%
JBG SMITH Properties	20,641	673,516
Washington REIT	27,021	656,340
WP Carey, Inc.	8,463	682,879
		2,012,735
Free Standing-5.04%
Agree Realty Corp.	14,303	1,074,870
Essential Properties Realty Trust, Inc.	37,258	1,110,288
Four Corners Property Trust, Inc.	36,504	1,048,030
National Retail Properties, Inc.	21,820	1,066,343
NETSTREIT Corp.	41,767	1,083,854
Realty Income Corp.	15,188	1,067,565
		6,450,950
Health Care-9.47%
CareTrust REIT, Inc.	50,378	1,215,117
Healthcare Realty Trust, Inc.	38,791	1,236,657
Healthcare Trust of America, Inc., Class A	43,471	1,242,836
Healthpeak Properties, Inc.	33,999	1,256,943
Medical Properties Trust, Inc.	58,655	1,233,515
National Health Investors, Inc.	17,737	1,210,196
Omega Healthcare Investors, Inc.	31,978	1,160,162
Sabra Health Care REIT, Inc.	64,827	1,205,134
Ventas, Inc.	19,925	1,191,116
Welltower, Inc.	13,480	1,170,873
		12,122,549
Industrial-12.50%
Americold Realty Trust	44,554	1,730,923
Duke Realty Corp.	34,823	1,771,794
EastGroup Properties, Inc.	10,157	1,789,867
First Industrial Realty Trust, Inc.	32,266	1,767,531
Prologis, Inc.	13,818	1,769,257
PS Business Parks, Inc.	11,208	1,722,333
Rexford Industrial Realty, Inc.	29,725	1,828,682
STAG Industrial, Inc.	44,237	1,827,873
Terreno Realty Corp.	26,218	1,792,263
		16,000,523
Infrastructure REITs-19.66%
American Tower Corp.	29,913	8,459,397
Crown Castle International Corp.	41,688	8,049,536
SBA Communications Corp., Class A	25,368	8,650,234
		25,159,167
Lodging Resorts-2.65%
Apple Hospitality REIT, Inc.	23,376	349,471
	Shares	Value
Lodging Resorts-(continued)
Chatham Lodging Trust(b)	28,062	$344,601
DiamondRock Hospitality Co.(b)	37,078	319,242
Host Hotels & Resorts, Inc.(b)	21,047	335,279
Pebblebrook Hotel Trust(c)	15,193	341,691
RLJ Lodging Trust	24,037	344,931
Ryman Hospitality Properties, Inc.(b)	4,412	338,400
Summit Hotel Properties, Inc.(b)	38,049	342,821
Sunstone Hotel Investors, Inc.(b)	29,338	338,560
Xenia Hotels & Resorts, Inc.(b)	19,129	338,201
		3,393,197
Manufactured Homes-4.21%
Equity LifeStyle Properties, Inc.	21,571	1,807,650
Sun Communities, Inc.	9,359	1,835,394
UMH Properties, Inc.	75,208	1,750,842
		5,393,886
Office-4.56%
Alexandria Real Estate Equities, Inc.	4,371	880,057
Columbia Property Trust, Inc.	47,551	792,675
Corporate Office Properties Trust	28,365	835,066
Cousins Properties, Inc.	21,613	858,468
Douglas Emmett, Inc.	24,275	810,785
Highwoods Properties, Inc.	17,759	846,927
Kilroy Realty Corp.	11,782	816,139
		5,840,117
Regional Malls-0.81%
Simon Property Group, Inc.	8,206	1,038,223
Self Storage-7.03%
CubeSmart	45,688	2,268,866
Extra Space Storage, Inc.	12,830	2,234,216
Life Storage, Inc.	19,449	2,282,535
Public Storage	7,065	2,207,671
		8,993,288
Shopping Centers-4.12%
Federal Realty Investment Trust(c)	8,843	1,039,318
Kimco Realty Corp.(c)	48,894	1,042,909
Regency Centers Corp.	16,006	1,046,953
Retail Opportunity Investments Corp.	59,524	1,051,789
SITE Centers Corp.	68,670	1,089,106
		5,270,075
Single Family Homes-2.70%
American Homes 4 Rent, Class A	41,071	1,724,982
Invitation Homes, Inc.	42,607	1,733,253
		3,458,235
Specialty-2.97%
Gaming and Leisure Properties, Inc.	26,860	1,271,552
Lamar Advertising Co., Class A	11,934	1,272,165
VICI Properties, Inc.(c)	40,106	1,250,906
		3,794,623
Timber REITs-2.75%
PotlatchDeltic Corp.	22,348	1,160,755
Rayonier, Inc.	31,764	1,197,820
Weyerhaeuser Co.	34,501	1,163,719
		3,522,294
Total Common Stocks & Other Equity Interests (Cost $109,871,396)		127,936,087
See accompanying notes which are an integral part of this schedule.

Invesco Active U.S. Real Estate ETF (PSR)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $10,676)	10,676	$10,676
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $109,882,072)		127,946,763
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.88%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,104,616	1,104,616
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	2,576,406	$2,577,437
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,682,053)		3,682,053
TOTAL INVESTMENTS IN SECURITIES-102.85% (Cost $113,564,125)		131,628,816
OTHER ASSETS LESS LIABILITIES-(2.85)%		(3,645,366)
NET ASSETS-100.00%		$127,983,450

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs Index, which is exclusively owned by NAREIT.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$185	$2,138,840	$(2,128,349)	$-	$-	$10,676	$20
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	197,061	9,158,569	(8,251,014)	-	-	1,104,616	48*
Invesco Private Prime Fund	295,591	14,830,353	(12,548,507)	-	-	2,577,437	761*
Total	$492,837	$26,127,762	$(22,927,870)	$-	$-	$3,692,729	$829

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Balanced Multi-Asset Allocation ETF (PSMB)
July 31, 2021
(Unaudited)
Schedule of Investments in Affiliated Issuers- 109.02%(a)
	% of Net Assets 07/31/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/21	Value 07/31/21
Domestic Equity Funds-46.60%
Invesco Preferred ETF(b)	1.97%	$232,732	$327,999	$(191,353)	$8,836	$1,531	$10,353	24,934	$379,745
Invesco RAFI™ Strategic US ETF	8.52%	712,438	1,128,191	(500,539)	229,313	70,873	12,140	43,428	1,640,276
Invesco RAFI™ Strategic US Small Company ETF	5.61%	631,196	904,423	(814,602)	250,393	108,410	4,425	28,040	1,079,820
Invesco Russell 1000 Dynamic Multifactor ETF	7.66%	769,193	1,123,950	(750,713)	173,037	159,235	9,352	31,504	1,474,702
Invesco S&P 500® Low Volatility ETF	4.46%	477,427	720,492	(460,487)	69,135	51,995	7,658	13,615	858,562
Invesco S&P 500® Pure Growth ETF(b)	8.84%	728,660	1,213,712	(589,273)	245,062	103,090	771	8,787	1,701,251
Invesco S&P MidCap Low Volatility ETF	5.00%	321,895	639,825	(99,895)	93,941	7,726	4,180	17,627	963,492
Invesco S&P SmallCap Low Volatility ETF(b)	4.54%	284,947	600,390	(115,502)	95,581	8,318	4,615	18,480	873,734
Total Domestic Equity Funds		4,158,488	6,658,982	(3,522,364)	1,165,298	511,178	53,494		8,971,582
Fixed Income Funds-37.55%
Invesco 1-30 Laddered Treasury ETF	6.94%	500,119	954,415	(129,806)	15,549	(4,276)	5,953	35,943	1,336,001
Invesco Emerging Markets Sovereign Debt ETF	0.98%	-	191,634	(3,199)	1,263	10	1,878	6,866	189,708
Invesco Fundamental High Yield® Corporate Bond ETF	2.95%	183,961	411,576	(37,888)	8,988	2,057	7,775	29,119	568,694
Invesco Investment Grade Defensive ETF	1.98%	649,440	697,590	(953,141)	(5,362)	452	5,208	14,190	380,576
Invesco Investment Grade Value ETF	0.99%	352,301	384,150	(536,957)	(562)	(3,222)	4,533	6,827	190,473
Invesco PureBetaSM 0-5 Yr US TIPS ETF	3.97%	210,948	581,954	(45,876)	16,466	862	4,608	28,442	764,234
Invesco Senior Loan ETF(b)	3.44%	-	671,896	(6,705)	(3,716)	20	4,118	30,027	661,495
Invesco Taxable Municipal Bond ETF	12.36%	424,940	2,024,237	(139,756)	68,451	1,856	19,549	70,699	2,379,728
Invesco Variable Rate Investment Grade ETF	3.94%	804,047	922,807	(974,941)	(4,361)	11,447	4,039	30,239	758,999
Total Fixed Income Funds		3,125,756	6,840,259	(2,828,269)	96,716	9,206	57,661		7,229,908
Foreign Equity Funds-15.84%
Invesco RAFI™ Strategic Developed ex-US ETF	5.52%	326,284	752,159	(144,017)	106,245	21,794	9,644	34,384	1,062,465
Invesco RAFI™ Strategic Emerging Markets ETF(b)	2.88%	163,452	440,552	(70,359)	16,995	4,097	5,346	19,415	554,737
Invesco S&P Emerging Markets Low Volatility ETF	2.94%	-	584,452	(7,220)	(11,581)	163	4,005	23,500	565,814
Invesco S&P International Developed Low Volatility ETF	4.50%	383,524	597,010	(179,938)	67,705	(1,294)	9,841	27,359	867,007
Total Foreign Equity Funds		873,260	2,374,173	(401,534)	179,364	24,760	28,836		3,050,023
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.01%	-	110,538	(109,393)	-	-	1	1,145	1,145
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $17,650,335)	100.00%	8,157,504	15,983,952	(6,861,560)	1,441,378	545,144	139,992		19,252,658
See accompanying notes which are an integral part of this schedule.

Invesco Balanced Multi-Asset Allocation ETF (PSMB)—(continued)
July 31, 2021
(Unaudited)
Schedule of Investments in Affiliated Issuers- 109.02%(a)
	% of Net Assets 07/31/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/21	Value 07/31/21
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.02%
Invesco Private Government Fund, 0.02%(c)(d)	2.71%	$157,691	$7,648,501	$(7,285,100)	$-	$-	$37*	521,092	$521,092
Invesco Private Prime Fund, 0.12%(c)(d)	6.31%	236,537	11,987,037	(11,007,732)	-	40	434*	1,215,396	1,215,882
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,736,974)	9.02%	394,228	19,635,538	(18,292,832)	-	40	471		1,736,974
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $19,387,309)	109.02%	$8,551,732	$35,619,490	$(25,154,392)	$1,441,378	$545,184(e)	$140,463		$20,989,632
OTHER ASSETS LESS LIABILITIES	(9.02)%								(1,736,083)
NET ASSETS	100.00%								$19,253,549

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$8,403
Invesco Investment Grade Value ETF	5,237
Invesco PureBetaSM 0-5 Yr US TIPS ETF	120

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
July 31, 2021
(Unaudited)
Schedule of Investments in Affiliated Issuers- 115.03%(a)
	% of Net Assets 07/31/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/21	Value 07/31/21
Domestic Equity Funds-19.34%
Invesco Preferred ETF(b)	3.98%	$470,471	$1,456,330	$(1,511,225)	$(4,619)	$19,884	$21,754	28,289	$430,841
Invesco RAFI™ Strategic US ETF(b)	4.54%	367,255	1,231,576	(1,253,245)	12,901	134,072	5,148	13,041	492,559
Invesco RAFI™ Strategic US Small Company ETF	1.54%	-	175,923	(14,926)	5,442	656	196	4,339	167,095
Invesco Russell 1000 Dynamic Multifactor ETF	3.09%	338,079	1,108,234	(1,258,859)	(5,508)	152,699	3,493	7,149	334,645
Invesco S&P 500® Low Volatility ETF	1.50%	184,602	611,364	(676,953)	(1,968)	45,335	2,986	2,575	162,380
Invesco S&P 500® Pure Growth ETF(b)	3.67%	440,954	1,485,040	(1,669,996)	1,477	140,006	476	2,053	397,481
Invesco S&P SmallCap Low Volatility ETF(b)	1.02%	-	118,495	(10,867)	2,288	246	257	2,330	110,162
Total Domestic Equity Funds		1,801,361	6,186,962	(6,396,071)	10,013	492,898	34,310		2,095,163
Fixed Income Funds-75.65%
Invesco 1-30 Laddered Treasury ETF	8.99%	270,688	1,483,470	(801,899)	20,700	1,378	4,546	26,213	974,337
Invesco Emerging Markets Sovereign Debt ETF	1.49%	589,654	1,797,130	(2,257,213)	22,398	9,418	21,360	5,841	161,387
Invesco Fundamental High Yield® Corporate Bond ETF(b)	11.91%	597,421	2,295,355	(1,631,046)	22,393	6,361	25,787	66,077	1,290,484
Invesco Investment Grade Defensive ETF	3.99%	1,001,746	2,960,434	(3,510,043)	(10,445)	4,047	9,665	16,101	431,829
Invesco Investment Grade Value ETF	2.00%	537,036	1,614,121	(1,921,604)	(5,466)	653	8,443	7,748	216,168
Invesco PureBetaSM 0-5 Yr US TIPS ETF	6.00%	352,318	1,222,315	(946,149)	3,026	19,037	5,480	24,203	650,332
Invesco Senior Loan ETF(b)	7.92%	481,192	1,657,632	(1,284,432)	3,976	(630)	17,252	38,935	857,738
Invesco Taxable Municipal Bond ETF	17.95%	664,899	3,134,978	(1,919,111)	52,031	11,102	24,699	57,751	1,943,899
Invesco Variable Rate Investment Grade ETF(b)	15.40%	1,256,515	3,818,145	(3,417,270)	(3,585)	14,642	9,199	66,472	1,668,447
Total Fixed Income Funds		5,751,469	19,983,580	(17,688,767)	105,028	66,008	126,431		8,194,621
Foreign Equity Funds-5.01%
Invesco RAFI™ Strategic Developed ex-US ETF	2.02%	73,852	358,265	(245,332)	5,755	26,634	2,058	7,093	219,174
Invesco RAFI™ Strategic Emerging Markets ETF(b)	0.97%	-	120,624	(11,353)	(4,514)	133	804	3,671	104,890
Invesco S&P International Developed Low Volatility ETF	2.02%	75,707	350,019	(223,843)	8,904	7,779	2,189	6,897	218,566
Total Foreign Equity Funds		149,559	828,908	(480,528)	10,145	34,546	5,051		542,630
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	-	-	173,504	(173,385)	-	-	1	119	119
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $10,646,431)	100.00%	7,702,389	27,172,954	(24,738,751)	125,186	593,452	165,793		10,832,533
See accompanying notes which are an integral part of this schedule.

Invesco Conservative Multi-Asset Allocation ETF (PSMC)—(continued)
July 31, 2021
(Unaudited)
Schedule of Investments in Affiliated Issuers- 115.03%(a)
	% of Net Assets 07/31/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/21	Value 07/31/21
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.03%
Invesco Private Government Fund, 0.02%(c)(d)	4.51%	$431,211	$10,659,900	$(10,602,676)	$-	$-	$40*	488,435	$488,435
Invesco Private Prime Fund, 0.12%(c)(d)	10.52%	697,313	15,722,303	(15,279,981)	-	47	483*	1,139,227	1,139,682
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,628,117)	15.03%	1,128,524	26,382,203	(25,882,657)	-	47	523		1,628,117
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $12,274,548)	115.03%	$8,830,913	$53,555,157	$(50,621,408)	$125,186	$593,499(e)	$166,316		$12,460,650
OTHER ASSETS LESS LIABILITIES	(15.03)%								(1,627,680)
NET ASSETS	100.00%								$10,832,970

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$13,910
Invesco Investment Grade Value ETF	8,572
Invesco PureBetaSM 0-5 Yr US TIPS ETF	215

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Growth Multi-Asset Allocation ETF (PSMG)
July 31, 2021
(Unaudited)
Schedule of Investments in Affiliated Issuers- 106.13%(a)
	% of Net Assets 07/31/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/21	Value 07/31/21
Domestic Equity Funds-57.60%
Invesco RAFI™ Strategic US ETF(b)	10.98%	$632,353	$1,205,499	$(286,267)	$291,378	$35,566	$14,252	49,736	$1,878,529
Invesco RAFI™ Strategic US Small Company ETF	7.11%	548,076	980,169	(694,014)	310,409	71,622	5,089	31,583	1,216,262
Invesco Russell 1000 Dynamic Multifactor ETF	9.67%	703,022	1,232,575	(649,006)	197,306	169,292	11,147	35,317	1,653,189
Invesco S&P 500® Low Volatility ETF	5.92%	442,203	827,668	(396,136)	103,666	35,973	9,293	16,070	1,013,374
Invesco S&P 500® Pure Growth ETF(b)	11.91%	632,619	1,340,431	(322,818)	391,939	(4,426)	900	10,525	2,037,745
Invesco S&P MidCap Low Volatility ETF	5.98%	279,494	666,446	(29,323)	107,859	(1,077)	4,666	18,723	1,023,399
Invesco S&P SmallCap Low Volatility ETF(b)	6.03%	311,008	647,994	(62,379)	144,646	(10,376)	6,218	21,804	1,030,893
Total Domestic Equity Funds		3,548,775	6,900,782	(2,439,943)	1,547,203	296,574	51,565		9,853,391
Fixed Income Funds-19.70%
Invesco 1-30 Laddered Treasury ETF	5.92%	115,812	899,413	(30,083)	30,908	(2,647)	3,500	27,264	1,013,403
Invesco Fundamental High Yield® Corporate Bond ETF	0.98%	-	167,750	(700)	734	(2)	1,246	8,591	167,782
Invesco Investment Grade Defensive ETF	0.98%	380,835	508,901	(710,191)	(4,499)	(35)	3,653	6,280	168,430
Invesco Investment Grade Value ETF	0.99%	203,928	301,438	(330,156)	770	(3,303)	3,525	6,044	168,627
Invesco PureBetaSM 0-5 Yr US TIPS ETF	1.98%	117,216	224,393	(12,957)	9,547	101	2,552	12,587	338,211
Invesco Senior Loan ETF(b)	1.96%	-	337,787	(1,263)	(1,974)	(2)	2,204	15,186	334,548
Invesco Taxable Municipal Bond ETF	4.93%	231,528	606,663	(20,743)	25,343	(349)	9,341	25,028	842,442
Invesco Variable Rate Investment Grade ETF	1.96%	117,583	226,588	(9,941)	1,644	(11)	862	13,381	335,863
Total Fixed Income Funds		1,166,902	3,272,933	(1,116,034)	62,473	(6,248)	26,883		3,369,306
Foreign Equity Funds-22.69%
Invesco RAFI™ Strategic Developed ex-US ETF	7.49%	315,104	891,004	(72,135)	149,287	(1,003)	12,127	41,497	1,282,257
Invesco RAFI™ Strategic Emerging Markets ETF	3.83%	113,530	564,557	(31,767)	8,519	(269)	6,168	22,909	654,570
Invesco S&P Emerging Markets Low Volatility ETF	4.39%	86,129	661,806	(6,103)	9,621	(220)	6,891	31,201	751,233
Invesco S&P International Developed Low Volatility ETF	6.98%	385,443	752,754	(26,900)	85,494	(3,219)	13,495	37,664	1,193,572
Total Foreign Equity Funds		900,206	2,870,121	(136,905)	252,921	(4,711)	38,681		3,881,632
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.01%	-	82,307	(80,679)	-	-	-	1,628	1,628
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $15,293,192)	100.00%	5,615,883	13,126,143	(3,773,561)	1,862,597	285,615	117,129		17,105,957
See accompanying notes which are an integral part of this schedule.

Invesco Growth Multi-Asset Allocation ETF (PSMG)—(continued)
July 31, 2021
(Unaudited)
Schedule of Investments in Affiliated Issuers- 106.13%(a)
	% of Net Assets 07/31/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/21	Value 07/31/21
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.13%
Invesco Private Government Fund, 0.02%(c)(d)	1.84%	$87,858	$5,869,608	$(5,642,861)	$-	$-	$33*	314,605	$314,605
Invesco Private Prime Fund, 0.12%(c)(d)	4.29%	131,787	9,580,175	(8,977,933)	-	49	383*	733,784	734,078
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,048,683)	6.13%	219,645	15,449,783	(14,620,794)	-	49	416		1,048,683
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $16,341,875)	106.13%	$5,835,528	$28,575,926	$(18,394,355)	$1,862,597	$285,664(e)	$117,545		$18,154,640
OTHER ASSETS LESS LIABILITIES	(6.13)%								(1,048,062)
NET ASSETS	100.00%								$17,106,578

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$6,581
Invesco Investment Grade Value ETF	4,050
Invesco PureBetaSM 0-5 Yr US TIPS ETF	89

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Bond Factor ETF (IHYF)
July 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.81%
Advertising-0.59%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	$118,000	$122,425
MDC Partners, Inc., 7.50%, 05/01/2024(b)(c)	117,000	119,521
		241,946
Aerospace & Defense-1.90%
Bombardier, Inc. (Canada)
7.50%, 03/15/2025(b)	60,000	61,299
7.88%, 04/15/2027(b)(d)	46,000	47,727
Howmet Aerospace, Inc., 6.88%, 05/01/2025	115,000	133,971
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)	200,000	218,750
Spirit AeroSystems, Inc., 7.50%, 04/15/2025(b)	164,000	174,250
Triumph Group, Inc., 8.88%, 06/01/2024(b)	131,000	145,247
		781,244
Agricultural Products-0.43%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(b)(d)	159,000	178,427
Airlines-0.81%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 10/01/2026	33,199	33,847
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	37,000	39,967
Delta Air Lines, Inc.
3.80%, 04/19/2023	42,000	43,363
2.90%, 10/28/2024(d)	211,000	214,018
		331,195
Alternative Carriers-1.31%
Lumen Technologies, Inc.
Series P, 7.60%, 09/15/2039	177,000	201,969
Series U, 7.65%, 03/15/2042	75,000	85,006
Series Y, 7.50%, 04/01/2024	140,000	157,645
Qwest Corp., 7.25%, 09/15/2025	77,000	91,245
		535,865
Apparel, Accessories & Luxury Goods-0.60%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	88,000	95,908
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	143,000	151,653
		247,561
Application Software-0.46%
Open Text Corp. (Canada), 5.88%, 06/01/2026(b)	182,000	188,161
Auto Parts & Equipment-1.40%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	25,000	27,031
IHO Verwaltungs GmbH (Germany), 6.38% 7.13% PIK Rate, 6.38% Cash Rate, 05/15/2029(b)(e)	200,000	217,575
Tenneco, Inc.
7.88%, 01/15/2029(b)	238,000	269,809
5.13%, 04/15/2029(b)	60,000	61,800
		576,215
Automobile Manufacturers-2.98%
Ford Motor Co.
8.90%, 01/15/2032	114,000	157,952
9.98%, 02/15/2047	100,000	155,830
	Principal Amount	Value
Automobile Manufacturers-(continued)
Ford Motor Credit Co. LLC
3.37%, 11/17/2023	$200,000	$207,500
5.58%, 03/18/2024	202,000	220,392
3.66%, 09/08/2024	200,000	209,264
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	123,000	129,322
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	134,000	144,528
		1,224,788
Automotive Retail-0.11%
AAG FH L.P./AAG FH Finco, Inc. (Canada), 9.75%, 07/15/2024(b)	45,000	44,777
Biotechnology-0.20%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	84,000	83,654
Broadcasting-2.40%
AMC Networks, Inc.
5.00%, 04/01/2024	55,000	55,998
4.25%, 02/15/2029	218,000	218,280
iHeartCommunications, Inc., 8.38%, 05/01/2027	25,000	26,625
Liberty Interactive LLC
8.50%, 07/15/2029	155,000	178,273
8.25%, 02/01/2030	79,000	90,416
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	83,000	80,520
TEGNA, Inc., 5.00%, 09/15/2029	134,000	140,225
Urban One, Inc., 7.38%, 02/01/2028(b)	67,000	71,783
Videotron Ltd. (Canada), 5.38%, 06/15/2024(b)	113,000	124,922
		987,042
Building Products-1.37%
North Queensland Export Terminal Pty. Ltd. (Australia), 4.45%, 12/15/2022(b)	200,000	191,386
SRM Escrow Issuer LLC, 6.00%, 11/01/2028(b)	195,000	208,428
Standard Industries, Inc., 5.00%, 02/15/2027(b)	156,000	161,070
		560,884
Cable & Satellite-3.67%
Altice Financing S.A. (Luxembourg), 7.50%, 05/15/2026(b)	200,000	208,336
CSC Holdings LLC, 6.50%, 02/01/2029(b)	200,000	221,167
DISH DBS Corp., 7.38%, 07/01/2028(d)	176,000	190,638
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/2028(b)	40,000	41,618
Sirius XM Radio, Inc., 4.63%, 07/15/2024(b)	183,000	187,575
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	200,000	211,040
Telesat Canada/Telesat LLC (Canada)
5.63%, 12/06/2026(b)	180,000	167,175
4.88%, 06/01/2027(b)	137,000	123,060
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	150,000	155,860
		1,506,469
Casinos & Gaming-3.98%
Affinity Gaming, 6.88%, 12/15/2027(b)	187,000	198,758
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)(d)	44,000	48,443
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025(b)	27,000	27,254
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
Casinos & Gaming-(continued)
International Game Technology PLC, 6.50%, 02/15/2025(b)	$200,000	$223,420
Melco Resorts Finance Ltd. (Hong Kong)
5.75%, 07/21/2028(b)	200,000	207,644
5.38%, 12/04/2029(b)	200,000	207,125
MGM Resorts International, 6.75%, 05/01/2025	168,000	178,500
Sabre GLBL, Inc., 9.25%, 04/15/2025(b)	121,000	142,089
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023(b)	197,000	202,171
5.50%, 03/01/2025(b)	189,000	200,104
		1,635,508
Commodity Chemicals-0.92%
Methanex Corp. (Canada)
5.13%, 10/15/2027	190,000	206,267
5.25%, 12/15/2029(d)	153,000	169,417
		375,684
Communications Equipment-0.34%
Plantronics, Inc., 4.75%, 03/01/2029(b)(d)	145,000	141,556
Computer & Electronics Retail-0.37%
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(b)	150,000	153,659
Construction & Engineering-1.12%
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	63,000	63,869
Fluor Corp., 4.25%, 09/15/2028	200,000	206,625
Michael Baker International LLC, 8.75%, 03/01/2023	42,000	42,420
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/2026(b)	143,000	146,993
		459,907
Construction Machinery & Heavy Trucks-0.37%
Manitowoc Co., Inc. (The), 9.00%, 04/01/2026(b)	40,000	43,310
Trinity Industries, Inc., 4.55%, 10/01/2024	100,000	106,593
		149,903
Construction Materials-0.38%
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 06/01/2025(b)	155,000	156,874
Consumer Finance-3.44%
ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	200,000	194,500
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	80,000	82,951
Ford Holdings LLC, 9.30%, 03/01/2030	125,000	171,875
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	129,000	134,283
Navient Corp.
6.13%, 03/25/2024	163,000	177,071
5.88%, 10/25/2024	77,000	83,932
5.00%, 03/15/2027	153,000	159,320
5.63%, 08/01/2033	62,000	60,301
OneMain Finance Corp., 6.13%, 03/15/2024	181,000	195,027
PRA Group, Inc., 7.38%, 09/01/2025(b)	140,000	151,367
		1,410,627
Copper-0.40%
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	151,000	164,588
Department Stores-1.10%
Macy’s Retail Holdings LLC, 3.63%, 06/01/2024	172,000	176,942
	Principal Amount	Value
Department Stores-(continued)
Nordstrom, Inc.
4.38%, 04/01/2030	$94,000	$99,200
5.00%, 01/15/2044	177,000	176,495
		452,637
Diversified Banks-1.62%
Commerzbank AG (Germany), 8.13%, 09/19/2023(b)	200,000	227,164
Intesa Sanpaolo S.p.A. (Italy), 5.02%, 06/26/2024(b)	200,000	217,068
UniCredit S.p.A. (Italy), 5.46%, 06/30/2035(b)(f)	200,000	220,984
		665,216
Diversified Capital Markets-0.93%
Deutsche Bank AG (Germany), 4.30%, 05/24/2028(f)	370,000	383,263
Diversified Chemicals-0.37%
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)(d)	150,000	151,996
Diversified Metals & Mining-0.63%
FMG Resources August 2006 Pty. Ltd. (Australia), 5.13%, 05/15/2024(b)	153,000	165,699
Mineral Resources Ltd. (Australia), 8.13%, 05/01/2027(b)	86,000	94,295
		259,994
Diversified REITs-1.89%
iStar, Inc., 4.75%, 10/01/2024	139,000	147,578
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, 05/01/2024	226,000	244,908
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	210,000	223,969
VICI Properties L.P./VICI Note Co., Inc., 3.50%, 02/15/2025(b)	157,000	160,235
		776,690
Diversified Support Services-0.92%
MPH Acquisition Holdings LLC, 5.75%, 11/01/2028(b)	208,000	202,035
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 04/15/2024(b)	117,000	125,190
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	49,000	50,250
		377,475
Drug Retail-0.15%
Rite Aid Corp., 8.00%, 11/15/2026(b)	60,000	60,308
Electric Utilities-1.65%
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	200,000	206,250
InterGen N.V. (Netherlands), 7.00%, 06/30/2023(b)	200,000	198,733
Midland Cogeneration Venture L.P., 6.00%, 03/15/2025(b)	107,152	110,744
Talen Energy Supply LLC, 7.25%, 05/15/2027(b)	179,000	163,531
		679,258

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
Electrical Components & Equipment-0.61%
Sensata Technologies B.V.
4.88%, 10/15/2023(b)	$125,000	$134,125
5.63%, 11/01/2024(b)	106,000	118,247
		252,372
Electronic Components-0.92%
Brightstar Escrow Corp., 9.75%, 10/15/2025(b)	141,000	151,099
Imola Merger Corp., 4.75%, 05/15/2029(b)	221,000	228,400
		379,499
Environmental & Facilities Services-1.15%
GFL Environmental, Inc. (Canada), 4.25%, 06/01/2025(b)	267,000	277,680
Stericycle, Inc., 5.38%, 07/15/2024(b)	187,000	192,716
		470,396
Fertilizers & Agricultural Chemicals-0.56%
CVR Partners L.P./CVR Nitrogen Finance Corp., 9.25%, 06/15/2023(b)	23,000	23,147
OCI N.V. (Netherlands), 5.25%, 11/01/2024(b)	200,000	205,958
		229,105
Food Distributors-0.54%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	224,000	222,600
Footwear-0.40%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	147,000	162,439
Gas Utilities-0.33%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	122,000	133,455
Health Care Distributors-0.20%
Owens & Minor, Inc., 4.38%, 12/15/2024(d)	78,000	82,208
Health Care Equipment-0.29%
Varex Imaging Corp., 7.88%, 10/15/2027(b)	108,000	120,855
Health Care Facilities-1.60%
HCA, Inc., 5.38%, 02/01/2025	198,000	224,661
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	26,000	27,663
Tenet Healthcare Corp.
6.75%, 06/15/2023	38,000	41,277
4.63%, 07/15/2024	142,000	144,128
4.63%, 09/01/2024(b)	121,000	123,874
6.13%, 10/01/2028(b)	89,000	94,900
		656,503
Health Care REITs-0.23%
Diversified Healthcare Trust, 4.75%, 05/01/2024	92,000	95,306
Health Care Services-1.22%
Akumin, Inc., 7.00%, 11/01/2025(b)(d)	155,000	158,294
Community Health Systems, Inc.
8.00%, 12/15/2027(b)	145,000	160,712
6.88%, 04/15/2029(b)	26,000	27,452
6.13%, 04/01/2030(b)	36,000	36,517
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	112,000	116,340
		499,315
	Principal Amount	Value
Home Improvement Retail-0.30%
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	$117,000	$123,143
Homebuilding-0.74%
Lennar Corp., 4.88%, 12/15/2023	67,000	72,867
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	80,000	85,326
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	133,000	147,546
		305,739
Homefurnishing Retail-0.24%
Bed Bath & Beyond, Inc., 3.75%, 08/01/2024	97,000	100,266
Hotel & Resort REITs-1.05%
Service Properties Trust
4.50%, 06/15/2023	31,000	31,736
4.65%, 03/15/2024(d)	108,000	110,237
4.35%, 10/01/2024	138,000	139,738
4.75%, 10/01/2026	150,000	147,634
		429,345
Hotels, Resorts & Cruise Lines-2.23%
Carnival Corp.
10.50%, 02/01/2026(b)	87,000	99,723
9.88%, 08/01/2027(b)	103,000	118,187
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, 12/01/2024	90,000	94,083
Royal Caribbean Cruises Ltd.
9.13%, 06/15/2023(b)	111,000	120,928
11.50%, 06/01/2025(b)	190,000	217,787
Travel + Leisure Co.
5.65%, 04/01/2024	95,000	101,888
6.60%, 10/01/2025	144,000	161,787
		914,383
Independent Power Producers & Energy Traders-0.66%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	270,000	269,986
Industrial Conglomerates-0.51%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
6.75%, 02/01/2024	42,000	43,035
4.75%, 09/15/2024	161,000	167,999
		211,034
Industrial Machinery-0.56%
Amsted Industries, Inc., 4.63%, 05/15/2030(b)	77,000	79,406
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	65,000	68,378
TriMas Corp., 4.13%, 04/15/2029(b)	81,000	82,398
		230,182
Insurance Brokers-0.19%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	50,000	52,253
HUB International Ltd., 7.00%, 05/01/2026(b)	26,000	26,949
		79,202
Integrated Oil & Gas-1.53%
Cenovus Energy, Inc. (Canada), 3.80%, 09/15/2023	50,000	52,697

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
Integrated Oil & Gas-(continued)
Occidental Petroleum Corp.
6.95%, 07/01/2024	$110,000	$122,382
8.88%, 07/15/2030	334,000	451,152
		626,231
Integrated Telecommunication Services-2.84%
CommScope, Inc., 5.50%, 03/01/2024(b)	219,000	225,535
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	200,000	210,500
Embarq Corp., 8.00%, 06/01/2036	217,000	243,382
Ligado Networks LLC, 15.50% 15.50% PIK Rate, 0.00% Cash Rate, 11/01/2023(b)(e)	29,186	28,723
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	200,000	217,131
T-Mobile USA, Inc., 2.25%, 02/15/2026	40,000	40,505
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)(d)	198,000	202,242
		1,168,018
Interactive Media & Services-1.03%
Audacy Capital Corp.
6.50%, 05/01/2027(b)	79,000	81,668
6.75%, 03/31/2029(b)(d)	150,000	153,179
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)(d)	74,000	78,169
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/2026(b)	191,000	111,019
		424,035
Internet & Direct Marketing Retail-0.29%
QVC, Inc., 4.85%, 04/01/2024	108,000	117,232
Investment Banking & Brokerage-0.25%
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	47,000	48,909
NFP Corp., 6.88%, 08/15/2028(b)	25,000	25,948
StoneX Group, Inc., 8.63%, 06/15/2025(b)	26,000	28,273
		103,130
IT Consulting & Other Services-0.22%
Dell, Inc., 6.50%, 04/15/2038	69,000	91,166
Leisure Facilities-0.78%
NCL Corp. Ltd., 12.25%, 05/15/2024(b)	106,000	125,213
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	184,000	195,666
		320,879
Life & Health Insurance-0.26%
Genworth Holdings, Inc., 4.90%, 08/15/2023	15,000	15,095
Provident Financing Trust I, 7.41%, 03/15/2038	75,000	92,657
		107,752
Managed Health Care-0.40%
Magellan Health, Inc., 4.90%, 09/22/2024	147,000	163,896
Metal & Glass Containers-1.06%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	200,000	209,000
Ball Corp., 4.00%, 11/15/2023	156,000	165,890
Mauser Packaging Solutions Holding Co.
8.50%, 04/15/2024(b)	30,000	31,197
7.25%, 04/15/2025(b)	28,000	27,325
		433,412
	Principal Amount	Value
Mortgage REITs-0.64%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	$82,000	$83,471
New Residential Investment Corp., 6.25%, 10/15/2025(b)	115,000	115,040
Starwood Property Trust, Inc., 5.50%, 11/01/2023(b)	63,000	66,150
		264,661
Movies & Entertainment-1.13%
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	200,000	207,356
Cinemark USA, Inc., 8.75%, 05/01/2025(b)	145,000	155,324
Netflix, Inc., 5.75%, 03/01/2024	91,000	101,596
		464,276
Office Services & Supplies-0.62%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	171,000	171,000
Pitney Bowes, Inc., 6.88%, 03/15/2027(b)	78,000	82,814
		253,814
Oil & Gas Drilling-0.40%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	84,000	89,947
Patterson-UTI Energy, Inc., 5.15%, 11/15/2029	71,000	73,486
		163,433
Oil & Gas Equipment & Services-0.16%
Oceaneering International, Inc., 4.65%, 11/15/2024	66,000	65,753
Oil & Gas Exploration & Production-6.11%
Baytex Energy Corp. (Canada), 8.75%, 04/01/2027(b)	72,000	72,258
Continental Resources, Inc., 3.80%, 06/01/2024	152,000	159,575
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	119,000	122,305
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	161,000	161,175
Endeavor Energy Resources L.P./EER Finance, Inc., 6.63%, 07/15/2025(b)	137,000	145,049
EQT Corp., 6.63%, 02/01/2025	137,000	158,476
Genesis Energy L.P./Genesis Energy Finance Corp.
5.63%, 06/15/2024	138,000	137,453
8.00%, 01/15/2027	112,000	115,221
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(b)	113,000	116,911
Murphy Oil Corp.
6.88%, 08/15/2024	167,000	170,487
5.88%, 12/01/2027	139,000	144,335
6.38%, 12/01/2042	90,000	90,241
PDC Energy, Inc.
6.13%, 09/15/2024	157,000	160,225
5.75%, 05/15/2026	80,000	82,868
Southwestern Energy Co.
6.45%, 01/23/2025	162,000	177,586
7.75%, 10/01/2027(d)	85,000	91,277
Talos Production, Inc., 12.00%, 01/15/2026	78,000	81,568
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)	144,000	145,210
WPX Energy, Inc., 5.25%, 09/15/2024	161,000	178,320
		2,510,540

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
Oil & Gas Refining & Marketing-2.17%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.25%, 07/15/2024(b)	$118,000	$129,146
CVR Energy, Inc., 5.25%, 02/15/2025(b)	161,000	156,775
EnLink Midstream Partners L.P.
4.40%, 04/01/2024	47,000	49,462
4.85%, 07/15/2026	118,000	123,494
5.45%, 06/01/2047	96,000	93,527
PBF Holding Co. LLC/PBF Finance Corp.
9.25%, 05/15/2025(b)(d)	198,000	181,913
6.00%, 02/15/2028	231,000	120,962
Weatherford International Ltd., 11.00%, 12/01/2024(b)	35,000	36,283
		891,562
Oil & Gas Storage & Transportation-3.89%
Altera Infrastructure L.P./Teekay Offshore Finance Corp., 8.50%, 07/15/2023(b)	107,000	98,451
Buckeye Partners L.P., 4.13%, 03/01/2025(b)	110,000	113,886
EnLink Midstream LLC, 5.38%, 06/01/2029	194,000	202,053
EQM Midstream Partners L.P.
4.00%, 08/01/2024	118,000	120,985
6.50%, 07/15/2048	187,000	205,970
Neptune Energy Bondco PLC (United Kingdom), 6.63%, 05/15/2025(b)	200,000	203,946
Southeast Supply Header LLC, 4.25%, 06/15/2024(b)	100,000	99,081
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
5.50%, 09/15/2024(b)	125,000	126,807
7.50%, 10/01/2025(b)	75,000	81,573
6.00%, 12/31/2030(b)	138,000	145,198
Western Midstream Operating L.P., 4.35%, 02/01/2025	190,000	199,280
		1,597,230
Other Diversified Financial Services-1.24%
AG Issuer LLC, 6.25%, 03/01/2028(b)	192,000	201,807
CNG Holdings, Inc., 12.50%, 06/15/2024(b)	75,000	71,926
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 6.50% 7.25% PIK Rate, 6.50% Cash Rate, 09/15/2024(b)(e)	232,120	233,571
		507,304
Packaged Foods & Meats-0.69%
Aramark Services, Inc., 6.38%, 05/01/2025(b)	94,000	99,301
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	170,000	182,123
		281,424
Paper Packaging-0.20%
Graphic Packaging International LLC, 4.13%, 08/15/2024	75,000	80,336
Paper Products-0.20%
Clearwater Paper Corp., 5.38%, 02/01/2025(b)	75,000	80,163
Personal Products-1.52%
Avon Products, Inc. (United Kingdom), 8.45%, 03/15/2043	116,000	150,800
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	247,000	268,612
Oriflame Investment Holding PLC (Switzerland), 5.13%, 05/04/2026(b)	200,000	205,900
		625,312
	Principal Amount	Value
Pharmaceuticals-3.43%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	$147,000	$154,720
Bausch Health Cos., Inc.
5.50%, 11/01/2025(b)	160,000	163,607
5.00%, 01/30/2028(b)	151,000	144,205
6.25%, 02/15/2029(b)	215,000	214,187
5.25%, 01/30/2030(b)(d)	172,000	162,095
Elanco Animal Health, Inc., 5.27%, 08/28/2023	81,000	86,809
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 06/30/2028(b)	36,000	24,347
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.13%, 04/01/2029(b)	210,000	209,001
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	61,000	63,970
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	183,000	186,916
		1,409,857
Real Estate Development-0.41%
Howard Hughes Corp. (The)
5.38%, 08/01/2028(b)	83,000	87,980
4.13%, 02/01/2029(b)	80,000	79,434
		167,414
Regional Banks-0.18%
CIT Group, Inc., 4.75%, 02/16/2024	67,000	72,395
Reinsurance-0.17%
Enstar Finance LLC, 5.75%, 09/01/2040(f)	65,000	69,388
Restaurants-0.13%
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)(d)	52,000	53,950
Retail REITs-0.17%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/2026(b)	68,000	70,642
Security & Alarm Services-0.64%
CoreCivic, Inc.
4.63%, 05/01/2023(d)	120,000	121,274
4.75%, 10/15/2027	153,000	140,560
		261,834
Specialized REITs-1.39%
Iron Mountain, Inc.
4.88%, 09/15/2029(b)	127,000	133,219
5.25%, 07/15/2030(b)	188,000	200,573
SBA Communications Corp., 4.88%, 09/01/2024	232,000	236,141
		569,933
Specialty Stores-1.01%
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	111,000	116,139
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	31,000	32,209
Staples, Inc., 7.50%, 04/15/2026(b)	263,000	267,283
		415,631
Steel-2.32%
ArcelorMittal S.A. (Luxembourg), 3.60%, 07/16/2024	176,000	188,401
Carpenter Technology Corp., 6.38%, 07/15/2028	172,000	189,164
Cleveland-Cliffs, Inc.
9.88%, 10/17/2025(b)	47,000	54,990
6.75%, 03/15/2026(b)	75,000	81,039

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
Steel-(continued)
Infrabuild Australia Pty. Ltd. (Australia), 12.00%, 10/01/2024(b)(d)	$102,000	$109,021
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	123,000	124,250
Warrior Met Coal, Inc., 8.00%, 11/01/2024(b)	202,000	206,181
		953,046
Systems Software-0.87%
Banff Merger Sub, Inc., 9.75%, 09/01/2026(b)	25,000	26,314
NortonLifeLock, Inc., 5.00%, 04/15/2025(b)	150,000	152,074
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	171,000	177,480
		355,868
Technology Distributors-0.24%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	90,000	99,370
Technology Hardware, Storage & Peripherals-1.68%
EMC Corp., 3.38%, 06/01/2023	128,000	132,567
Seagate HDD Cayman, 4.88%, 03/01/2024	121,000	131,573
Xerox Corp., 6.75%, 12/15/2039	147,000	166,139
Xerox Holdings Corp.
5.00%, 08/15/2025(b)	57,000	60,826
5.50%, 08/15/2028(b)	189,000	199,636
		690,741
Thrifts & Mortgage Finance-0.41%
MGIC Investment Corp., 5.75%, 08/15/2023	21,000	22,692
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	81,000	92,608
Radian Group, Inc., 4.50%, 10/01/2024	49,000	52,525
		167,825
Tires & Rubber-0.28%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	101,000	115,029
Tobacco-0.26%
Vector Group Ltd., 5.75%, 02/01/2029(b)	106,000	108,014
Trading Companies & Distributors-0.38%
AerCap Holdings N.V. (Ireland), 5.88%, 10/10/2079(f)	150,000	157,719
Trucking-0.71%
XPO Logistics, Inc.
6.13%, 09/01/2023(b)	108,000	108,656
6.75%, 08/15/2024(b)	175,000	182,103
		290,759
	Principal Amount	Value
Wireless Telecommunication Services-2.16%
Sprint Corp.
7.88%, 09/15/2023	$235,000	$266,210
7.13%, 06/15/2024	235,000	270,485
7.63%, 02/15/2025	130,000	153,414
Vmed O2 UK Financing I PLC (United Kingdom), 4.25%, 01/31/2031(b)	200,000	198,517
		888,626
Total U.S. Dollar Denominated Bonds & Notes (Cost $39,665,147)		40,170,304
U.S. Treasury Securities-0.18%
U.S. Treasury Bills-0.18%
0.04%, 11/18/2021(g)(h) (Cost $70,991)	71,000	70,990
	Shares
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(i)(j) (Cost $22,257)	22,257	22,257
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.04% (Cost $39,758,395)		40,263,551
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.48%
Invesco Private Government Fund, 0.02%(i)(j)(k)	797,852	797,852
Invesco Private Prime Fund, 0.12%(i)(j)(k)	1,860,910	1,861,654
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,659,506)		2,659,506
TOTAL INVESTMENTS IN SECURITIES-104.52% (Cost $42,417,901)		42,923,057
OTHER ASSETS LESS LIABILITIES-(4.52)%		(1,854,395)
NET ASSETS-100.00%		$41,068,662

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $24,719,458, which represented 60.19% of the Fund’s Net Assets.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)	All or a portion of this security was out on loan at July 31, 2021.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	$70,990 was pledged as collateral to cover margin requirements for open futures contracts.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$26,910,894	$(26,888,637)	$-	$-	$22,257	$132
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	6,400,798	(5,602,946)	-	-	797,852	65*
Invesco Private Prime Fund	-	10,726,137	(8,864,483)	-	-	1,861,654	1,019*
Total	$-	$44,037,829	$(41,356,066)	$-	$-	$2,681,763	$1,216

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	1	September-2021	$164,719	$8,404	$8,404
U.S. Treasury Ultra Bonds	1	September-2021	199,531	6,967	6,967
U.S. Treasury 10 Year Notes	17	September-2021	2,285,703	41,683	41,683
U.S. Treasury 10 Year Ultra Bonds	11	September-2021	1,652,750	61,766	61,766
Subtotal—Long Futures Contracts				118,820	118,820
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	10	September-2021	(2,206,562)	(352)	(352)
Total Futures Contracts				$118,468	$118,468
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
July 31, 2021
(Unaudited)
Schedule of Investments in Affiliated Issuers- 107.17%(a)
	% of Net Assets 07/31/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/21	Value 07/31/21
Domestic Equity Funds-33.05%
Invesco Preferred ETF	2.97%	$162,929	$430,087	$(126,275)	$7,866	$1,863	$8,760	31,285	$476,470
Invesco RAFI™ Strategic US ETF	7.55%	232,768	975,236	(109,854)	105,615	6,688	5,476	32,048	1,210,453
Invesco RAFI™ Strategic US Small Company ETF	2.56%	177,872	409,787	(275,640)	77,195	21,149	1,317	10,656	410,363
Invesco Russell 1000 Dynamic Multifactor ETF	5.64%	257,927	768,816	(237,767)	66,651	49,117	3,723	19,328	904,744
Invesco S&P 500® Low Volatility ETF	2.99%	140,377	417,348	(122,954)	30,973	13,260	2,812	7,596	479,004
Invesco S&P 500® Pure Growth ETF(b)	7.31%	302,738	953,917	(276,517)	150,021	42,537	330	6,057	1,172,696
Invesco S&P MidCap Low Volatility ETF	2.01%	118,297	299,977	(133,579)	29,265	8,315	1,368	5,896	322,275
Invesco S&P SmallCap Low Volatility ETF	2.02%	107,702	289,086	(108,779)	20,259	16,640	1,656	6,872	324,908
Total Domestic Equity Funds		1,500,610	4,544,254	(1,391,365)	487,845	159,569	25,442		5,300,913
Fixed Income Funds-56.52%
Invesco 1-30 Laddered Treasury ETF	7.96%	204,246	1,112,050	(68,810)	32,637	(2,962)	3,847	34,360	1,277,161
Invesco Emerging Markets Sovereign Debt ETF	0.99%	169,858	273,470	(289,656)	15,510	(10,475)	5,707	5,744	158,707
Invesco Fundamental High Yield® Corporate Bond ETF	8.90%	151,609	1,295,809	(34,021)	14,141	(520)	11,594	73,068	1,427,018
Invesco Investment Grade Defensive ETF	2.48%	475,320	717,689	(786,410)	1,156	(3,722)	4,010	14,838	397,955
Invesco Investment Grade Value ETF	1.49%	254,847	404,900	(416,790)	2,320	(2,515)	3,608	8,567	239,018
Invesco PureBetaSM 0-5 Yr US TIPS ETF	4.98%	165,396	657,311	(38,681)	14,119	1,113	4,043	29,742	799,165
Invesco Senior Loan ETF(b)	4.44%	73,788	656,129	(16,204)	(1,770)	(440)	5,123	32,297	711,503
Invesco Taxable Municipal Bond ETF	15.88%	310,332	2,273,507	(104,783)	67,748	1,022	16,661	75,693	2,547,826
Invesco Variable Rate Investment Grade ETF	9.40%	497,725	1,324,286	(318,940)	5,100	(439)	3,494	60,069	1,507,732
Total Fixed Income Funds		2,303,121	8,715,151	(2,074,295)	150,961	(18,938)	58,087		9,066,085
Foreign Equity Funds-10.44%
Invesco RAFI™ Strategic Developed ex-US ETF	3.53%	109,199	471,359	(57,123)	41,781	408	4,046	18,305	565,624
Invesco RAFI™ Strategic Emerging Markets ETF	1.93%	-	325,497	(2,633)	(13,504)	(90)	2,011	10,824	309,270
Invesco S&P Emerging Markets Low Volatility ETF	1.97%	-	320,656	-	(5,148)	-	1,983	13,104	315,508
Invesco S&P International Developed Low Volatility ETF	3.01%	119,962	384,018	(45,226)	28,165	(3,488)	4,047	15,255	483,431
Total Foreign Equity Funds		229,161	1,501,530	(104,982)	51,294	(3,170)	12,087		1,673,833
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class	-	58	58,081	(58,139)	-	-	-	-	-
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $15,372,207)	100.01%	4,032,950	14,819,016	(3,628,781)	690,100	137,461	95,616		16,040,831
See accompanying notes which are an integral part of this schedule.

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)—(continued)
July 31, 2021
(Unaudited)
Schedule of Investments in Affiliated Issuers- 107.17%(a)
	% of Net Assets 07/31/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/21	Value 07/31/21
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.16%
Invesco Private Government Fund, 0.02%(c)(d)	2.15%	$89,597	$5,717,890	$(5,462,799)	$-	$-	$27*	344,688	$344,688
Invesco Private Prime Fund, 0.12%(c)(d)	5.01%	199,099	8,236,773	(7,631,616)	-	16	334*	803,950	804,272
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,148,960)	7.16%	288,696	13,954,663	(13,094,415)	-	16	361		1,148,960
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $16,521,167)	107.17%	$4,321,646	$28,773,679	$(16,723,196)	$690,100	$137,477(e)	$95,977		$17,189,791
OTHER ASSETS LESS LIABILITIES	(7.17)%								(1,149,508)
NET ASSETS	100.00%								$16,040,283

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$6,078
Invesco Investment Grade Value ETF	3,744
Invesco PureBetaSM 0-5 Yr US TIPS ETF	93

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Downside Hedged ETF (PHDG)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-60.59%
Communication Services-6.81%
Activision Blizzard, Inc.	2,630	$219,921
Alphabet, Inc., Class A(b)	1,019	2,745,726
Alphabet, Inc., Class C(b)	964	2,607,061
AT&T, Inc.	24,166	677,856
Charter Communications, Inc., Class A(b)	466	346,727
Comcast Corp., Class A	15,519	912,983
Discovery, Inc., Class A(b)(c)	571	16,565
Discovery, Inc., Class C(b)	1,018	27,598
DISH Network Corp., Class A(b)	839	35,146
Electronic Arts, Inc.	966	139,065
Facebook, Inc., Class A(b)	8,112	2,890,306
Fox Corp., Class A	1,108	39,511
Fox Corp., Class B	512	17,019
Interpublic Group of Cos., Inc. (The)	1,333	47,135
Live Nation Entertainment, Inc.(b)	487	38,419
Lumen Technologies, Inc.	3,365	41,962
Netflix, Inc.(b)	1,501	776,873
News Corp., Class A	1,327	32,684
News Corp., Class B	414	9,733
Omnicom Group, Inc.	726	52,867
Take-Two Interactive Software, Inc.(b)	389	67,460
T-Mobile US, Inc.(b)	1,983	285,592
Twitter, Inc.(b)	2,698	188,185
Verizon Communications, Inc.	14,015	781,757
ViacomCBS, Inc., Class B	2,051	83,947
Walt Disney Co. (The)(b)	6,147	1,081,995
		14,164,093
Consumer Discretionary-7.31%
Advance Auto Parts, Inc.	222	47,077
Amazon.com, Inc.(b)	1,453	4,834,988
Aptiv PLC(b)	915	152,668
AutoZone, Inc.(b)	76	123,391
Bath & Body Works, Inc.	897	71,823
Best Buy Co., Inc.	756	84,937
Booking Holdings, Inc.(b)	140	304,956
BorgWarner, Inc.	812	39,772
Caesars Entertainment, Inc.(b)	706	61,676
CarMax, Inc.(b)	552	73,940
Carnival Corp.(b)(c)	2,698	58,412
Chipotle Mexican Grill, Inc.(b)	96	178,890
D.R. Horton, Inc.	1,112	106,118
Darden Restaurants, Inc.	444	64,771
Dollar General Corp.	800	186,112
Dollar Tree, Inc.(b)	786	78,435
Domino’s Pizza, Inc.	131	68,839
eBay, Inc.	2,190	149,380
Etsy, Inc.(b)	432	79,276
Expedia Group, Inc.(b)	478	76,896
Ford Motor Co.(b)	13,264	185,033
Gap, Inc. (The)	702	20,477
Garmin Ltd.	505	79,386
General Motors Co.(b)	4,322	245,662
Genuine Parts Co.	487	61,810
Hanesbrands, Inc.	1,180	21,547
Hasbro, Inc.	435	43,256
Hilton Worldwide Holdings, Inc.(b)	942	123,826
Home Depot, Inc. (The)	3,597	1,180,499
Las Vegas Sands Corp.(b)	1,113	47,136
Leggett & Platt, Inc.	452	21,710
Lennar Corp., Class A	933	98,105
LKQ Corp.(b)	940	47,705
	Shares	Value
Consumer Discretionary-(continued)
Lowe’s Cos., Inc.	2,393	$461,107
Marriott International, Inc., Class A(b)	904	131,966
McDonald’s Corp.	2,526	613,085
MGM Resorts International	1,377	51,679
Mohawk Industries, Inc.(b)	200	38,980
Newell Brands, Inc.	1,281	31,705
NIKE, Inc., Class B	4,317	723,141
Norwegian Cruise Line Holdings Ltd.(b)	1,252	30,086
NVR, Inc.(b)	12	62,671
O’Reilly Automotive, Inc.(b)	236	142,506
Penn National Gaming, Inc.(b)	501	34,258
Pool Corp.	135	64,506
PulteGroup, Inc.	896	49,164
PVH Corp.(b)	241	25,213
Ralph Lauren Corp.	161	18,277
Ross Stores, Inc.	1,204	147,719
Royal Caribbean Cruises Ltd.(b)	739	56,807
Starbucks Corp.	3,989	484,384
Tapestry, Inc.(b)	943	39,889
Target Corp.	1,676	437,520
Tesla, Inc.(b)	2,610	1,793,592
TJX Cos., Inc. (The)	4,079	280,676
Tractor Supply Co.	388	70,201
Ulta Beauty, Inc.(b)	188	63,130
Under Armour, Inc., Class A(b)	640	13,088
Under Armour, Inc., Class C(b)	665	11,651
VF Corp.	1,086	87,097
Whirlpool Corp.	213	47,188
Wynn Resorts Ltd.(b)	356	35,005
Yum! Brands, Inc.	1,009	132,573
		15,197,373
Consumer Staples-3.55%
Altria Group, Inc.	6,261	300,778
Archer-Daniels-Midland Co.	1,889	112,811
Brown-Forman Corp., Class B	616	43,687
Campbell Soup Co.	688	30,079
Church & Dwight Co., Inc.	829	71,775
Clorox Co. (The)	423	76,516
Coca-Cola Co. (The)	13,133	748,975
Colgate-Palmolive Co.	2,865	227,767
Conagra Brands, Inc.	1,624	54,388
Constellation Brands, Inc., Class A	572	128,322
Costco Wholesale Corp.	1,496	642,861
Estee Lauder Cos., Inc. (The), Class A	785	262,057
General Mills, Inc.	2,065	121,546
Hershey Co. (The)	494	88,367
Hormel Foods Corp.	953	44,200
JM Smucker Co. (The)	370	48,511
Kellogg Co.	851	53,919
Kimberly-Clark Corp.	1,143	155,128
Kraft Heinz Co. (The)	2,194	84,403
Kroger Co. (The)	2,561	104,233
Lamb Weston Holdings, Inc.	493	32,918
McCormick & Co., Inc.	841	70,787
Molson Coors Beverage Co., Class B(b)	639	31,241
Mondelez International, Inc., Class A	4,753	300,675
Monster Beverage Corp.(b)	1,252	118,089
PepsiCo, Inc.	4,678	734,212
Philip Morris International, Inc.	5,278	528,275
Procter & Gamble Co. (The)	8,288	1,178,802
Sysco Corp.	1,731	128,440
Tyson Foods, Inc., Class A	999	71,389
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	2,427	$114,433
Walmart, Inc.	4,645	662,145
		7,371,729
Energy-1.54%
APA Corp.	1,279	23,981
Baker Hughes Co., Class A	2,459	52,229
Cabot Oil & Gas Corp.	1,355	21,680
Chevron Corp.	6,542	666,041
ConocoPhillips	4,568	256,082
Devon Energy Corp.	2,018	52,145
Diamondback Energy, Inc.	611	47,126
EOG Resources, Inc.	1,974	143,826
Exxon Mobil Corp.	14,330	824,978
Halliburton Co.	3,010	62,247
Hess Corp.	929	71,013
Kinder Morgan, Inc.	6,590	114,534
Marathon Oil Corp.	2,666	30,899
Marathon Petroleum Corp.	2,157	119,110
NOV, Inc.(b)	1,325	18,298
Occidental Petroleum Corp.	2,845	74,254
ONEOK, Inc.	1,507	78,319
Phillips 66	1,482	108,823
Pioneer Natural Resources Co.	786	114,261
Schlumberger N.V.	4,731	136,395
Valero Energy Corp.	1,384	92,686
Williams Cos., Inc. (The)	4,112	103,006
		3,211,933
Financials-6.62%
Aflac, Inc.	2,141	117,755
Allstate Corp. (The)	1,015	132,001
American Express Co.	2,201	375,337
American International Group, Inc.	2,902	137,410
Ameriprise Financial, Inc.	390	100,448
Aon PLC, Class A	765	198,923
Arthur J. Gallagher & Co.	694	96,681
Assurant, Inc.	206	32,509
Bank of America Corp.	25,521	978,986
Bank of New York Mellon Corp. (The)	2,731	140,182
Berkshire Hathaway, Inc., Class B(b)	6,416	1,785,509
BlackRock, Inc.	479	415,374
Capital One Financial Corp.	1,527	246,916
Cboe Global Markets, Inc.	360	42,649
Charles Schwab Corp. (The)	5,075	344,846
Chubb Ltd.	1,520	256,485
Cincinnati Financial Corp.	505	59,529
Citigroup, Inc.	6,996	473,070
Citizens Financial Group, Inc.	1,444	60,879
CME Group, Inc., Class A	1,218	258,374
Comerica, Inc.	472	32,408
Discover Financial Services	1,031	128,174
Everest Re Group Ltd.	134	33,879
Fifth Third Bancorp	2,383	86,479
First Republic Bank	594	115,842
Franklin Resources, Inc.	922	27,245
Globe Life, Inc.	322	29,981
Goldman Sachs Group, Inc. (The)	1,151	431,487
Hartford Financial Services Group, Inc. (The)	1,212	77,107
Huntington Bancshares, Inc.	4,991	70,273
Intercontinental Exchange, Inc.	1,907	228,516
Invesco Ltd.(d)	460	11,215
JPMorgan Chase & Co.	10,244	1,554,834
	Shares	Value
Financials-(continued)
KeyCorp	3,286	$64,603
Lincoln National Corp.	604	37,219
Loews Corp.	759	40,705
M&T Bank Corp.	437	58,493
MarketAxess Holdings, Inc.	128	60,822
Marsh & McLennan Cos., Inc.	1,721	253,366
MetLife, Inc.	2,519	145,346
Moody’s Corp.	547	205,672
Morgan Stanley	5,037	483,451
MSCI, Inc.	277	165,081
Nasdaq, Inc.	387	72,265
Northern Trust Corp.	704	79,446
People’s United Financial, Inc.	1,449	22,749
PNC Financial Services Group, Inc. (The)	1,440	262,670
Principal Financial Group, Inc.	854	53,059
Progressive Corp. (The)	1,980	188,417
Prudential Financial, Inc.	1,336	133,974
Raymond James Financial, Inc.	415	53,734
Regions Financial Corp.	3,251	62,582
S&P Global, Inc.	815	349,407
State Street Corp.	1,176	102,477
SVB Financial Group(b)	192	105,592
Synchrony Financial	1,831	86,094
T. Rowe Price Group, Inc.	769	156,999
Travelers Cos., Inc. (The)	849	126,433
Truist Financial Corp.	4,552	247,765
U.S. Bancorp	4,588	254,818
Unum Group	691	18,933
W.R. Berkley Corp.	473	34,609
Wells Fargo & Co.	13,988	642,609
Willis Towers Watson PLC	438	90,263
Zions Bancorporation N.A.	555	28,943
		13,769,899
Health Care-8.14%
Abbott Laboratories	6,013	727,453
AbbVie, Inc.	5,978	695,241
ABIOMED, Inc.(b)	151	49,398
Agilent Technologies, Inc.	1,028	157,520
Align Technology, Inc.(b)	243	169,079
AmerisourceBergen Corp.	499	60,963
Amgen, Inc.	1,945	469,795
Anthem, Inc.	828	317,960
Baxter International, Inc.	1,702	131,650
Becton, Dickinson and Co.	986	252,170
Biogen, Inc.(b)	507	165,652
Bio-Rad Laboratories, Inc., Class A(b)	75	55,463
Boston Scientific Corp.(b)	4,809	219,290
Bristol-Myers Squibb Co.	7,563	513,301
Cardinal Health, Inc.	984	58,430
Catalent, Inc.(b)	577	69,130
Centene Corp.(b)	1,972	135,299
Cerner Corp.	1,021	82,078
Charles River Laboratories International, Inc.(b)	183	74,466
Cigna Corp.	1,161	266,438
Cooper Cos., Inc. (The)	164	69,170
CVS Health Corp.	4,457	367,079
Danaher Corp.	2,150	639,604
DaVita, Inc.(b)	237	28,499
DENTSPLY SIRONA, Inc.	737	48,672
DexCom, Inc.(b)	328	169,087
Edwards Lifesciences Corp.(b)	2,102	235,992

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Eli Lilly and Co.	2,692	$655,502
Gilead Sciences, Inc.	4,246	289,959
HCA Healthcare, Inc.	890	220,898
Henry Schein, Inc.(b)	475	38,071
Hologic, Inc.(b)	869	65,210
Humana, Inc.	438	186,527
IDEXX Laboratories, Inc.(b)	291	197,452
Illumina, Inc.(b)	493	244,405
Incyte Corp.(b)	635	49,117
Intuitive Surgical, Inc.(b)	408	404,516
IQVIA Holdings, Inc.(b)	650	161,005
Johnson & Johnson	8,916	1,535,335
Laboratory Corp. of America Holdings(b)	331	98,026
McKesson Corp.	537	109,457
Medtronic PLC	4,555	598,117
Merck & Co., Inc.	8,573	659,007
Mettler-Toledo International, Inc.(b)	80	117,897
Moderna, Inc.(b)	1,033	365,269
Organon & Co.(b)	854	24,775
PerkinElmer, Inc.	378	68,883
Perrigo Co. PLC	453	21,758
Pfizer, Inc.	18,945	811,035
Quest Diagnostics, Inc.	443	62,817
Regeneron Pharmaceuticals, Inc.(b)	354	203,412
ResMed, Inc.	491	133,454
STERIS PLC	331	72,141
Stryker Corp.	1,111	301,014
Teleflex, Inc.	156	61,999
Thermo Fisher Scientific, Inc.	1,332	719,293
UnitedHealth Group, Inc.	3,195	1,317,043
Universal Health Services, Inc., Class B	262	42,027
Vertex Pharmaceuticals, Inc.(b)	879	177,189
Viatris, Inc.	4,093	57,589
Waters Corp.(b)	210	81,860
West Pharmaceutical Services, Inc.	249	102,521
Zimmer Biomet Holdings, Inc.	705	115,211
Zoetis, Inc.	1,606	325,536
		16,924,206
Industrials-5.09%
3M Co.	1,961	388,160
A.O. Smith Corp.	455	32,000
Alaska Air Group, Inc.(b)	423	24,547
Allegion PLC	306	41,800
American Airlines Group, Inc.(b)	2,170	44,225
AMETEK, Inc.	782	108,737
Boeing Co. (The)(b)	1,859	421,026
C.H. Robinson Worldwide, Inc.	451	40,216
Carrier Global Corp.	2,764	152,711
Caterpillar, Inc.	1,853	383,108
Cintas Corp.	300	118,254
Copart, Inc.(b)	704	103,488
CSX Corp.	7,690	248,541
Cummins, Inc.	493	114,425
Deere & Co.	1,055	381,477
Delta Air Lines, Inc.(b)	2,165	86,384
Dover Corp.	486	81,220
Eaton Corp. PLC	1,350	213,367
Emerson Electric Co.	2,031	204,908
Equifax, Inc.	414	107,888
Expeditors International of Washington, Inc.	572	73,359
Fastenal Co.	1,944	106,473
FedEx Corp.	825	230,959
	Shares	Value
Industrials-(continued)
Fortive Corp.	1,147	$83,341
Fortune Brands Home & Security, Inc.	468	45,616
Generac Holdings, Inc.(b)	214	89,743
General Dynamics Corp.	776	152,119
General Electric Co.	29,699	384,602
Honeywell International, Inc.	2,348	548,939
Howmet Aerospace, Inc.(b)	1,325	43,487
Huntington Ingalls Industries, Inc.	135	27,693
IDEX Corp.	255	57,806
IHS Markit Ltd.	1,268	148,153
Illinois Tool Works, Inc.	970	219,870
Ingersoll Rand, Inc.(b)	1,263	61,723
J.B. Hunt Transport Services, Inc.	280	47,166
Jacobs Engineering Group, Inc.	442	59,781
Johnson Controls International PLC	2,425	173,194
Kansas City Southern	310	83,018
L3Harris Technologies, Inc.	694	157,358
Leidos Holdings, Inc.	450	47,889
Lockheed Martin Corp.	827	307,371
Masco Corp.	857	51,171
Nielsen Holdings PLC	1,215	28,783
Norfolk Southern Corp.	845	217,866
Northrop Grumman Corp.	504	182,962
Old Dominion Freight Line, Inc.	323	86,935
Otis Worldwide Corp.	1,365	122,236
PACCAR, Inc.	1,174	97,430
Parker-Hannifin Corp.	438	136,669
Pentair PLC	564	41,550
Quanta Services, Inc.	471	42,814
Raytheon Technologies Corp.	5,129	445,967
Republic Services, Inc.	712	84,272
Robert Half International, Inc.	380	37,320
Rockwell Automation, Inc.	390	119,894
Rollins, Inc.	751	28,786
Roper Technologies, Inc.	356	174,917
Snap-on, Inc.	186	40,544
Southwest Airlines Co.(b)	1,999	100,989
Stanley Black & Decker, Inc.	548	107,983
Teledyne Technologies, Inc.(b)	155	70,179
Textron, Inc.	765	52,793
Trane Technologies PLC	809	164,720
TransDigm Group, Inc.(b)	188	120,525
Union Pacific Corp.	2,251	492,429
United Airlines Holdings, Inc.(b)(c)	1,097	51,252
United Parcel Service, Inc., Class B	2,447	468,258
United Rentals, Inc.(b)	244	80,410
Verisk Analytics, Inc.	550	104,467
W.W. Grainger, Inc.	147	65,353
Wabtec Corp.	600	50,922
Waste Management, Inc.	1,312	194,517
Xylem, Inc.	608	76,517
		10,587,572
Information Technology-16.86%
Accenture PLC, Class A	2,153	683,965
Adobe, Inc.(b)	1,618	1,005,797
Advanced Micro Devices, Inc.(b)	4,114	436,866
Akamai Technologies, Inc.(b)	553	66,316
Amphenol Corp., Class A	2,025	146,792
Analog Devices, Inc.	1,248	208,940
ANSYS, Inc.(b)	297	109,433
Apple, Inc.	53,127	7,749,104
Applied Materials, Inc.	3,106	434,623

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Arista Networks, Inc.(b)	188	$71,513
Autodesk, Inc.(b)	742	238,278
Automatic Data Processing, Inc.	1,443	302,496
Broadcom, Inc.	1,382	670,823
Broadridge Financial Solutions, Inc.	390	67,661
Cadence Design Systems, Inc.(b)	941	138,939
CDW Corp.	474	86,908
Cisco Systems, Inc.	14,263	789,742
Citrix Systems, Inc.	423	42,617
Cognizant Technology Solutions Corp., Class A	1,787	131,398
Corning, Inc.	2,623	109,799
DXC Technology Co.(b)	865	34,583
Enphase Energy, Inc.(b)	459	87,026
F5 Networks, Inc.(b)	203	41,922
Fidelity National Information Services, Inc.	2,098	312,707
Fiserv, Inc.(b)	2,018	232,292
FleetCor Technologies, Inc.(b)	280	72,302
Fortinet, Inc.(b)	459	124,958
Gartner, Inc.(b)	293	77,566
Global Payments, Inc.	1,000	193,410
Hewlett Packard Enterprise Co.	4,418	64,061
HP, Inc.	4,064	117,328
Intel Corp.	13,668	734,245
International Business Machines Corp.	3,022	425,981
Intuit, Inc.	925	490,222
IPG Photonics Corp.(b)	121	26,397
Jack Henry & Associates, Inc.	251	43,697
Juniper Networks, Inc.	1,110	31,235
Keysight Technologies, Inc.(b)	621	102,186
KLA Corp.	521	181,391
Lam Research Corp.	482	307,232
Mastercard, Inc., Class A	2,962	1,143,154
Maxim Integrated Products, Inc.	909	90,818
Microchip Technology, Inc.	926	132,529
Micron Technology, Inc.(b)	3,796	294,494
Microsoft Corp.	25,508	7,267,484
Monolithic Power Systems, Inc.	144	64,693
Motorola Solutions, Inc.	574	128,530
NetApp, Inc.	755	60,090
NortonLifeLock, Inc.	1,963	48,722
NVIDIA Corp.	8,434	1,644,546
NXP Semiconductors N.V. (China)	933	192,562
Oracle Corp.	6,145	535,475
Paychex, Inc.	1,083	123,267
Paycom Software, Inc.(b)	179	71,600
PayPal Holdings, Inc.(b)	3,978	1,096,058
PTC, Inc.(b)	355	48,085
Qorvo, Inc.(b)	380	72,044
QUALCOMM, Inc.	3,817	571,787
salesforce.com, inc.(b)	3,266	790,143
Seagate Technology Holdings PLC	675	59,332
ServiceNow, Inc.(b)	670	393,886
Skyworks Solutions, Inc.	560	103,326
Synopsys, Inc.(b)	513	147,739
TE Connectivity Ltd.	1,119	165,019
Teradyne, Inc.	564	71,628
Texas Instruments, Inc.	3,124	595,497
Trimble, Inc.(b)	848	72,504
Tyler Technologies, Inc.(b)	137	67,492
VeriSign, Inc.(b)	336	72,700
Visa, Inc., Class A	5,727	1,411,076
	Shares	Value
Information Technology-(continued)
Western Digital Corp.(b)	1,038	$67,397
Western Union Co. (The)	1,385	32,146
Xilinx, Inc.	831	124,517
Zebra Technologies Corp., Class A(b)	183	101,104
		35,054,195
Materials-1.57%
Air Products and Chemicals, Inc.	751	218,564
Albemarle Corp.	392	80,768
Amcor PLC	5,217	60,309
Avery Dennison Corp.	278	58,569
Ball Corp.	1,112	89,939
Celanese Corp.	380	59,193
CF Industries Holdings, Inc.	725	34,256
Corteva, Inc.	2,496	106,779
Dow, Inc.	2,528	157,140
DuPont de Nemours, Inc.	1,802	135,240
Eastman Chemical Co.	462	52,077
Ecolab, Inc.	840	185,497
FMC Corp.	438	46,844
Freeport-McMoRan, Inc.	4,959	188,938
International Flavors & Fragrances, Inc.	841	126,688
International Paper Co.	1,328	76,705
Linde PLC (United Kingdom)	1,759	540,699
LyondellBasell Industries N.V., Class A	873	86,715
Martin Marietta Materials, Inc.	212	77,020
Mosaic Co. (The)	1,169	36,508
Newmont Corp.	2,714	170,493
Nucor Corp.	1,013	105,372
Packaging Corp. of America	323	45,705
PPG Industries, Inc.	803	131,307
Sealed Air Corp.	512	29,056
Sherwin-Williams Co. (The)	810	235,734
Vulcan Materials Co.	450	80,995
Westrock Co.	902	44,387
		3,261,497
Real Estate-1.59%
Alexandria Real Estate Equities, Inc.	464	93,422
American Tower Corp.	1,537	434,664
AvalonBay Communities, Inc.	472	107,536
Boston Properties, Inc.	480	56,342
CBRE Group, Inc., Class A(b)	1,136	109,579
Crown Castle International Corp.	1,464	282,684
Digital Realty Trust, Inc.	952	146,760
Duke Realty Corp.	1,269	64,567
Equinix, Inc.	306	251,045
Equity Residential	1,164	97,927
Essex Property Trust, Inc.	220	72,182
Extra Space Storage, Inc.	453	78,885
Federal Realty Investment Trust	239	28,090
Healthpeak Properties, Inc.	1,824	67,433
Host Hotels & Resorts, Inc.(b)	2,391	38,089
Iron Mountain, Inc.	980	42,885
Kimco Realty Corp.	1,468	31,312
Mid-America Apartment Communities, Inc.	386	74,537
Prologis, Inc.	2,505	320,740
Public Storage	513	160,302
Realty Income Corp.	1,264	88,847
Regency Centers Corp.	536	35,060
SBA Communications Corp., Class A	369	125,825
Simon Property Group, Inc.	1,113	140,817
UDR, Inc.	1,006	55,320

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Ventas, Inc.	1,269	$75,861
Vornado Realty Trust	533	23,185
Welltower, Inc.	1,411	122,559
Weyerhaeuser Co.	2,535	85,506
		3,311,961
Utilities-1.51%
AES Corp. (The)	2,257	53,491
Alliant Energy Corp.	844	49,399
Ameren Corp.	867	72,759
American Electric Power Co., Inc.	1,693	149,187
American Water Works Co., Inc.	612	104,107
Atmos Energy Corp.	443	43,675
CenterPoint Energy, Inc.	1,964	50,003
CMS Energy Corp.	982	60,678
Consolidated Edison, Inc.	1,160	85,573
Dominion Energy, Inc.	2,731	204,470
DTE Energy Co.	656	76,962
Duke Energy Corp.	2,606	273,917
Edison International	1,283	69,924
Entergy Corp.	680	69,986
Evergy, Inc.	778	50,741
Eversource Energy	1,162	100,246
Exelon Corp.	3,308	154,814
FirstEnergy Corp.	1,840	70,509
NextEra Energy, Inc.	6,640	517,256
NiSource, Inc.	1,330	32,944
NRG Energy, Inc.	828	34,147
Pinnacle West Capital Corp.	380	31,749
PPL Corp.	2,606	73,932
Public Service Enterprise Group, Inc.	1,710	106,413
Sempra Energy	1,065	139,142
Southern Co. (The)	3,582	228,782
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	1,066	$100,353
Xcel Energy, Inc.	1,822	124,352
		3,129,511
Total Common Stocks & Other Equity Interests (Cost $124,995,140)		125,983,969
Money Market Funds-31.46%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $65,415,488)	65,415,488	65,415,488
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-92.05% (Cost $190,410,628)		191,399,457
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.05%
Invesco Private Government Fund, 0.02%(d)(e)(f)	30,636	30,636
Invesco Private Prime Fund, 0.12%(d)(e)(f)	71,454	71,483
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $102,119)		102,119
TOTAL INVESTMENTS IN SECURITIES-92.10% (Cost $190,512,747)		191,501,576
OTHER ASSETS LESS LIABILITIES-7.90%		16,424,398
NET ASSETS-100.00%		$207,925,974

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Invesco Ltd.	$6,031	$-	$-	$5,184	$-	$11,215	$221
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	43,312,656	450,766,042	(428,663,210)	-	-	65,415,488	8,183
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,475,409	(2,444,773)	-	-	30,636	9*
Invesco Private Prime Fund	-	3,638,778	(3,567,300)	-	5	71,483	151*
Total	$43,318,687	$456,880,229	$(434,675,283)	$5,184	$5	$65,528,822	$8,564

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
CBOE Volatility Index (VIX) Futures	891	August-2021	$18,064,134	$99,191	$99,191
CBOE Volatility Index (VIX) Futures	594	September-2021	13,112,491	110,858	110,858
S&P 500 E-Mini Futures	229	September-2021	50,259,775	435,297	435,297
S&P 500 Micro E-Mini Futures	23	September-2021	504,792	206	206
Total Futures Contracts				$645,552	$645,552

(a)	Futures contracts collateralized by $15,842,499 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Total Return Bond ETF (GTO)
July 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-50.77%
Advertising-0.25%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$438,000	$527,751
Lamar Media Corp.
3.75%, 02/15/2028	612,000	623,200
3.63%, 01/15/2031(b)	625,000	618,047
MDC Partners, Inc., 7.50%, 05/01/2024(b)(c)	250,000	255,387
		2,024,385
Aerospace & Defense-0.59%
Boeing Co. (The)
2.75%, 02/01/2026	1,163,000	1,216,998
2.20%, 02/04/2026	1,142,000	1,152,288
5.81%, 05/01/2050	1,604,000	2,179,038
Teledyne Technologies, Inc., 2.75%, 04/01/2031	311,000	327,176
		4,875,500
Agricultural & Farm Machinery-0.24%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	1,926,000	1,975,785
Airlines-0.76%
British Airways Pass-Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 06/15/2029(b)	288,398	290,153
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	257,632	265,959
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	1,341,000	1,367,820
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(b)	1,450,708	1,560,343
4.75%, 10/20/2028(b)	915,661	1,024,226
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	929,330	1,035,577
United Airlines, Inc.
4.38%, 04/15/2026(b)	281,000	289,466
4.63%, 04/15/2029(b)	412,000	425,575
		6,259,119
Apparel Retail-0.13%
Ross Stores, Inc., 3.38%, 09/15/2024	974,000	1,040,059
Application Software-0.39%
salesforce.com, inc.
2.90%, 07/15/2051	1,943,000	1,996,919
3.05%, 07/15/2061	1,180,000	1,230,952
		3,227,871
Asset Management & Custody Banks-0.19%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	299,000	321,424
CI Financial Corp. (Canada), 3.20%, 12/17/2030	705,000	734,295
Owl Rock Capital Corp., 2.63%, 01/15/2027	541,000	547,824
		1,603,543
Auto Parts & Equipment-0.37%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/2028(b)(d)	1,448,000	1,471,175
5.38%, 03/01/2029(b)(d)	550,000	572,726
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(b)	955,000	957,689
		3,001,590
	Principal Amount	Value
Automobile Manufacturers-1.08%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	$395,000	$393,588
Ford Motor Credit Co. LLC
3.09%, 01/09/2023	1,446,000	1,475,144
3.38%, 11/13/2025	395,000	412,871
Hyundai Capital America
5.75%, 04/06/2023(b)	437,000	472,935
5.88%, 04/07/2025(b)	221,000	256,705
2.00%, 06/15/2028(b)	1,303,000	1,305,197
Kia Corp. (South Korea), 1.00%, 04/16/2024(b)	1,586,000	1,597,114
Toyota Motor Credit Corp., 0.80%, 10/16/2025	1,939,000	1,929,416
Volkswagen Group of America Finance LLC (Germany), 1.63%, 11/24/2027(b)	993,000	997,880
		8,840,850
Biotechnology-0.12%
AbbVie, Inc., 2.30%, 11/21/2022	928,000	951,262
Brewers-0.18%
Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey), 3.38%, 06/29/2028(b)	1,193,000	1,220,595
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.50%, 06/01/2050	211,000	262,461
		1,483,056
Broadcasting-0.03%
Fox Corp., 4.71%, 01/25/2029	218,000	257,877
Building Products-0.41%
HP Communities LLC
5.78%, 03/15/2046(b)	150,000	181,014
5.86%, 09/15/2053(b)	100,000	127,492
Masco Corp.
1.50%, 02/15/2028(d)	1,446,000	1,433,781
2.00%, 02/15/2031(d)	330,000	326,871
3.13%, 02/15/2051	755,000	769,918
Standard Industries, Inc., 3.38%, 01/15/2031(b)	543,000	527,250
		3,366,326
Cable & Satellite-1.12%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)	193,000	199,031
4.50%, 06/01/2033(b)(d)	546,000	569,104
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
5.05%, 03/30/2029	226,000	269,694
3.50%, 06/01/2041	621,000	634,205
3.90%, 06/01/2052	1,013,000	1,050,436
3.85%, 04/01/2061	777,000	776,785
4.40%, 12/01/2061	411,000	451,767
Comcast Corp.
4.15%, 10/15/2028	146,000	169,889
4.60%, 10/15/2038	46,000	57,956
3.25%, 11/01/2039	748,000	817,672
3.45%, 02/01/2050(d)	599,000	670,134
2.80%, 01/15/2051	289,000	286,883
4.95%, 10/15/2058	47,000	66,592
Cox Communications, Inc.
2.60%, 06/15/2031(b)	790,000	814,388
2.95%, 10/01/2050(b)	215,000	205,098
3.60%, 06/15/2051(b)	2,022,000	2,161,180
		9,200,814
Casinos & Gaming-0.26%
Boyne USA, Inc., 4.75%, 05/15/2029(b)	131,000	135,258
DraftKings, Inc., Conv., 0.00%, 03/15/2028(b)(e)	1,567,000	1,381,310
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
Casinos & Gaming-(continued)
International Game Technology PLC, 4.13%, 04/15/2026(b)	$389,000	$405,745
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(b)	218,000	222,228
		2,144,541
Commodity Chemicals-0.06%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	502,000	494,543
Computer & Electronics Retail-0.09%
Leidos, Inc., 2.30%, 02/15/2031	555,000	551,992
Rent-A-Center, Inc., 6.38%, 02/15/2029(b)	139,000	149,725
		701,717
Consumer Finance-0.17%
Ally Financial, Inc., Series C, 4.70%(f)(g)	1,321,000	1,375,425
Copper-0.02%
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	141,000	149,751
Data Processing & Outsourced Services-0.59%
Fidelity National Information Services, Inc., 3.10%, 03/01/2041(d)	300,000	315,796
PayPal Holdings, Inc.
2.65%, 10/01/2026	128,000	137,902
2.85%, 10/01/2029	89,000	96,892
Square, Inc.
2.75%, 06/01/2026(b)(d)	1,833,000	1,876,671
3.50%, 06/01/2031(b)(d)	1,664,000	1,728,771
StoneCo Ltd. (Brazil), 3.95%, 06/16/2028(b)	690,000	685,932
		4,841,964
Department Stores-0.57%
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(b)(d)	292,000	308,403
Macy’s, Inc., 8.38%, 06/15/2025(b)	4,000,000	4,365,000
		4,673,403
Diversified Banks-5.13%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	280,000	306,506
African Export-Import Bank (The) (Supranational)
2.63%, 05/17/2026(b)(d)	398,000	406,772
3.80%, 05/17/2031(b)	500,000	518,490
Australia & New Zealand Banking Group Ltd. (Australia), 2.57%, 11/25/2035(b)(f)	532,000	525,769
Banco Santander S.A. (Spain), 2.75%, 12/03/2030	600,000	605,436
Bank of America Corp.
2.69%, 04/22/2032(f)	1,494,000	1,560,957
2.30%, 07/21/2032(f)	977,000	986,922
2.68%, 06/19/2041(f)	1,231,000	1,215,640
2.97%, 07/21/2052(f)	1,587,000	1,603,970
BNP Paribas S.A. (France), 1.32%, 01/13/2027(b)(f)	1,908,000	1,891,470
BPCE S.A. (France), 2.28%, 01/20/2032(b)(f)	701,000	697,132
Citigroup, Inc.
3.88%(f)(g)	1,693,000	1,737,018
3.11%, 04/08/2026(f)	339,000	363,194
3.98%, 03/20/2030(f)	599,000	682,628
4.41%, 03/31/2031(f)	284,000	333,724
2.57%, 06/03/2031(f)	504,000	521,876
2.56%, 05/01/2032(d)(f)	972,000	1,005,051
Series A, 5.95%(f)(g)	293,000	308,088
Series P, 5.95%(f)(g)	390,000	429,975
	Principal Amount	Value
Diversified Banks-(continued)
Citizens Bank N.A.
0.95% (3 mo. USD LIBOR + 0.81%), 05/26/2022(h)	$250,000	$251,558
2.25%, 04/28/2025	387,000	406,514
Commonwealth Bank of Australia (Australia)
2.69%, 03/11/2031(b)(d)	667,000	677,518
3.31%, 03/11/2041(b)	337,000	354,699
Credit Agricole S.A. (France)
1.91%, 06/16/2026(b)(f)	250,000	255,975
7.88%(b)(f)(g)	597,000	674,616
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	662,000	688,227
HSBC Holdings PLC (United Kingdom)
4.60%(f)(g)	693,000	713,444
1.65%, 04/18/2026(f)	303,000	307,638
2.80%, 05/24/2032(f)	552,000	572,465
ING Groep N.V. (Netherlands)
6.88%(b)(f)(g)	446,000	462,571
1.06% (SOFR + 1.01%), 04/01/2027(h)	1,516,000	1,531,096
JPMorgan Chase & Co.
1.03% (3 mo. USD LIBOR + 0.89%), 07/23/2024(d)(h)	169,000	171,482
2.08%, 04/22/2026(f)	440,000	456,643
3.70%, 05/06/2030(f)	599,000	673,930
2.58%, 04/22/2032(f)	925,000	961,988
Mizuho Financial Group, Inc. (Japan)
2.20%, 07/10/2031(f)	907,000	914,742
2.17%, 05/22/2032(f)	1,188,000	1,193,739
National Australia Bank Ltd. (Australia), 2.99%, 05/21/2031(b)	656,000	675,221
Standard Chartered PLC (United Kingdom)
1.46%, 01/14/2027(b)(f)	1,519,000	1,513,531
2.68%, 06/29/2032(b)(f)	1,244,000	1,263,265
3.27%, 02/18/2036(b)(f)	1,002,000	1,014,804
7.50%(b)(d)(f)(g)	2,068,000	2,145,953
7.75%(b)(f)(g)	2,570,000	2,799,347
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.47%, 07/08/2025	417,000	423,901
3.04%, 07/16/2029	205,000	221,550
2.13%, 07/08/2030	997,000	1,011,329
2.14%, 09/23/2030(d)	785,000	772,700
U.S. Bancorp, 1.38%, 07/22/2030	286,000	278,692
UniCredit S.p.A. (Italy)
1.98%, 06/03/2027(b)(f)	992,000	994,809
3.13%, 06/03/2032(b)(f)	790,000	806,021
Wells Fargo & Co.
4.15%, 01/24/2029	599,000	692,615
Series BB, 3.90%(f)(g)	537,000	557,817
		42,141,018
Diversified Capital Markets-0.85%
Credit Suisse Group AG (Switzerland)
4.19%, 04/01/2031(b)(d)(f)	383,000	436,719
3.09%, 05/14/2032(b)(f)	446,000	466,035
4.50%(b)(d)(f)(g)	1,010,000	1,007,071
5.10%(b)(d)(f)(g)	492,000	508,605
5.25%(b)(f)(g)	671,000	705,389
7.13%(b)(f)(g)	2,158,000	2,250,190
7.50%(b)(f)(g)	831,000	901,635
UBS Group AG (Switzerland), 4.38%(b)(d)(f)(g)	714,000	737,205
		7,012,849
Diversified Chemicals-0.09%
OCP S.A. (Morocco)
3.75%, 06/23/2031(b)(d)	230,000	233,743
5.13%, 06/23/2051(b)	508,000	519,471
		753,214

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
Diversified Metals & Mining-0.16%
Corp. Nacional del Cobre de Chile (Chile), 3.15%, 01/15/2051(b)	$405,000	$392,028
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)	882,000	961,380
		1,353,408
Diversified REITs-0.36%
Atlantic Marine Corps Communities LLC, 5.34%, 12/01/2050(b)	93,833	110,470
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	266,000	302,967
Fort Benning Family Communities LLC, 5.81%, 01/15/2051(b)	200,000	264,642
iStar, Inc., 4.75%, 10/01/2024	603,000	640,211
Trust Fibra Uno (Mexico)
4.87%, 01/15/2030(b)	1,080,000	1,189,021
6.39%, 01/15/2050(b)	385,000	459,022
		2,966,333
Diversified Support Services-0.34%
Atento Luxco 1 S.A. (Brazil), 8.00%, 02/10/2026(b)	1,305,000	1,444,086
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	1,360,816	1,355,216
		2,799,302
Drug Retail-0.45%
CK Hutchison International 21 Ltd. (United Kingdom), 1.50%, 04/15/2026(b)	3,623,000	3,670,869
Electric Utilities-1.29%
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	399,000	433,653
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	200,000	206,250
Duke Energy Progress LLC, 2.50%, 08/15/2050	1,228,000	1,185,005
Enel Finance International N.V. (Italy)
1.38%, 07/12/2026(b)	924,000	930,135
1.88%, 07/12/2028(b)	1,975,000	1,999,488
2.25%, 07/12/2031(b)	1,280,000	1,298,978
2.88%, 07/12/2041(b)	1,160,000	1,165,932
PacifiCorp, 2.90%, 06/15/2052	2,083,000	2,133,393
Southern Co. (The)
Series 2021-A, 3.75%, 09/15/2051(f)	564,000	576,211
Series A, 3.70%, 04/30/2030(d)	197,000	221,808
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	447,000	459,221
		10,610,074
Electrical Components & Equipment-0.56%
AES Andres B.V. (Dominican Republic), 5.70%, 05/04/2028(b)	1,910,000	1,976,459
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	2,575,000	2,649,739
		4,626,198
Electronic Components-0.28%
Corning, Inc., 5.45%, 11/15/2079	1,584,000	2,310,274
Electronic Equipment & Instruments-0.19%
Vontier Corp.
1.80%, 04/01/2026(b)	333,000	335,013
2.40%, 04/01/2028(b)	666,000	670,136
2.95%, 04/01/2031(b)	568,000	578,423
		1,583,572
Electronic Manufacturing Services-0.05%
Jabil, Inc., 3.00%, 01/15/2031	384,000	397,326
	Principal Amount	Value
Environmental & Facilities Services-0.15%
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(b)	$846,000	$849,993
Republic Services, Inc., 0.88%, 11/15/2025	397,000	394,671
		1,244,664
Financial Exchanges & Data-0.15%
MSCI, Inc.
3.88%, 02/15/2031(b)(d)	334,000	355,336
3.63%, 11/01/2031(b)(d)	644,000	681,706
S&P Global, Inc., 1.25%, 08/15/2030	240,000	231,029
		1,268,071
Food Distributors-0.16%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	1,285,000	1,280,310
Food Retail-0.40%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	584,000	599,496
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 05/13/2041(b)(d)	1,194,000	1,266,227
3.63%, 05/13/2051(b)	1,304,000	1,413,216
		3,278,939
Forest Products-0.20%
Suzano Austria GmbH (Brazil), 3.13%, 01/15/2032	1,667,000	1,654,081
Health Care Distributors-0.05%
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	408,000	418,724
Health Care REITs-0.24%
Diversified Healthcare Trust, 4.38%, 03/01/2031	497,000	485,825
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	288,000	285,417
Healthpeak Properties, Inc., 2.88%, 01/15/2031	166,000	177,264
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033(d)	898,000	918,395
Welltower, Inc., 3.10%, 01/15/2030	73,000	78,791
		1,945,692
Health Care Services-0.43%
CVS Health Corp.
1.30%, 08/21/2027	587,000	583,380
2.70%, 08/21/2040	464,000	462,960
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	1,775,000	1,802,579
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	613,000	689,081
		3,538,000
Home Improvement Retail-0.25%
Lowe’s Cos., Inc.
2.63%, 04/01/2031	739,000	777,158
3.50%, 04/01/2051(d)	1,133,000	1,246,802
		2,023,960
Homebuilding-0.76%
Lennar Corp.
4.75%, 11/15/2022	1,370,000	1,428,232
4.75%, 11/29/2027(d)	2,387,000	2,787,324
M.D.C. Holdings, Inc., 3.85%, 01/15/2030	1,036,000	1,129,406
Mattamy Group Corp. (Canada)
5.25%, 12/15/2027(b)	698,000	728,206
4.63%, 03/01/2030(b)	200,000	207,931
		6,281,099

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
Hotel & Resort REITs-0.02%
Service Properties Trust, 5.25%, 02/15/2026	$180,000	$181,921
Hotels, Resorts & Cruise Lines-0.51%
Expedia Group, Inc.
4.63%, 08/01/2027	2,097,000	2,394,015
2.95%, 03/15/2031	691,000	709,616
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(b)	575,000	574,365
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	474,000	480,257
		4,158,253
Independent Power Producers & Energy Traders-0.46%
AES Corp. (The)
1.38%, 01/15/2026(b)	895,000	894,239
2.45%, 01/15/2031(b)	510,000	515,903
Calpine Corp., 3.75%, 03/01/2031(b)	985,000	949,422
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	1,450,000	1,449,927
		3,809,491
Industrial Conglomerates-0.07%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	273,000	334,953
General Electric Co., 5.55%, 01/05/2026	230,000	274,570
		609,523
Industrial Machinery-0.16%
IDEX Corp., 2.63%, 06/15/2031	1,230,000	1,278,625
Industrial REITs-0.16%
Duke Realty L.P., 2.88%, 11/15/2029	1,250,000	1,339,584
Insurance Brokers-0.13%
Arthur J. Gallagher & Co.
2.50%, 05/20/2031	391,000	396,753
3.50%, 05/20/2051	582,000	636,802
		1,033,555
Integrated Oil & Gas-1.52%
BP Capital Markets America, Inc.
3.06%, 06/17/2041	1,576,000	1,625,263
2.94%, 06/04/2051	1,564,000	1,535,368
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	486,000	504,411
Petrobras Global Finance B.V. (Brazil), 5.50%, 06/10/2051	1,516,000	1,493,048
Petronas Capital Ltd. (Malaysia)
2.48%, 01/28/2032(b)	922,000	931,271
3.40%, 04/28/2061(b)	1,716,000	1,776,572
Qatar Petroleum (Qatar)
2.25%, 07/12/2031(b)(d)	664,000	672,882
3.13%, 07/12/2041(b)	685,000	711,701
3.30%, 07/12/2051(b)(d)	1,070,000	1,111,269
SA Global Sukuk Ltd. (Saudi Arabia)
0.95%, 06/17/2024(b)	337,000	336,978
1.60%, 06/17/2026(b)	541,000	541,860
2.69%, 06/17/2031(b)	684,000	702,403
Saudi Arabian Oil Co. (Saudi Arabia)
3.25%, 11/24/2050(b)	215,000	210,810
3.50%, 11/24/2070(b)	360,000	352,085
		12,505,921
	Principal Amount	Value
Integrated Telecommunication Services-1.29%
AT&T, Inc.
1.30% (3 mo. USD LIBOR + 1.18%), 06/12/2024(h)	$82,000	$84,091
3.10%, 02/01/2043	446,000	445,903
3.50%, 09/15/2053(b)	673,000	696,316
3.55%, 09/15/2055(b)	289,000	298,884
3.50%, 02/01/2061	286,000	286,111
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	1,000,000	981,280
T-Mobile USA, Inc.
2.25%, 02/15/2026(b)	1,000,000	1,012,620
2.63%, 04/15/2026(d)	1,018,000	1,045,125
2.63%, 02/15/2029	1,332,000	1,334,104
Verizon Communications, Inc.
0.85%, 11/20/2025	581,000	578,005
3.88%, 02/08/2029	300,000	344,292
1.75%, 01/20/2031	356,000	345,683
2.55%, 03/21/2031	386,000	401,073
2.65%, 11/20/2040	321,000	314,324
3.40%, 03/22/2041	422,000	456,571
2.88%, 11/20/2050	378,000	368,714
3.55%, 03/22/2051	187,000	203,895
3.00%, 11/20/2060	880,000	853,747
3.70%, 03/22/2061	516,000	571,435
		10,622,173
Interactive Home Entertainment-0.39%
Electronic Arts, Inc.
1.85%, 02/15/2031	843,000	836,934
2.95%, 02/15/2051	828,000	828,744
WMG Acquisition Corp., 3.00%, 02/15/2031(b)	1,576,000	1,528,830
		3,194,508
Interactive Media & Services-0.42%
Alphabet, Inc., 2.25%, 08/15/2060	387,000	351,866
Baidu, Inc. (China)
3.08%, 04/07/2025	210,000	223,274
1.72%, 04/09/2026	235,000	237,384
Match Group Holdings II LLC
4.63%, 06/01/2028(b)	215,000	226,225
5.63%, 02/15/2029(b)	339,000	371,758
Tencent Holdings Ltd. (China), 1.81%, 01/26/2026(b)	200,000	203,997
Twitter, Inc., 3.88%, 12/15/2027(b)(d)	1,746,000	1,869,739
		3,484,243
Internet & Direct Marketing Retail-1.64%
Amazon.com, Inc.
1.00%, 05/12/2026(d)	1,587,000	1,602,154
1.65%, 05/12/2028	1,248,000	1,275,012
2.10%, 05/12/2031	2,196,000	2,269,833
2.88%, 05/12/2041	2,772,000	2,919,649
3.10%, 05/12/2051	3,378,000	3,642,479
3.25%, 05/12/2061	835,000	912,118
Meituan (China), 2.13%, 10/28/2025(b)(d)	870,000	845,674
		13,466,919
Internet Services & Infrastructure-0.62%
Twilio, Inc.
3.63%, 03/15/2029	848,000	869,743
3.88%, 03/15/2031	844,000	883,883
VeriSign, Inc., 2.70%, 06/15/2031	671,000	695,377
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)(d)	2,685,000	2,685,618
		5,134,621
Investment Banking & Brokerage-1.89%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	1,200,000	1,212,995

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Brookfield Finance, Inc. (Canada)
2.72%, 04/15/2031	$645,000	$677,894
3.50%, 03/30/2051	1,057,000	1,127,581
Goldman Sachs Group, Inc. (The)
0.62% (SOFR + 0.58%), 03/08/2024(h)	1,402,000	1,406,424
3.50%, 04/01/2025	296,000	321,496
0.84% (SOFR + 0.79%), 12/09/2026(d)(h)	1,172,000	1,172,976
1.09%, 12/09/2026(f)	497,000	494,037
0.86% (SOFR + 0.81%), 03/09/2027(d)(h)	1,987,000	1,989,988
1.99%, 01/27/2032(d)(f)	568,000	559,746
2.62%, 04/22/2032(f)	363,000	375,684
2.38%, 07/21/2032(f)	971,000	986,650
3.21%, 04/22/2042(f)	381,000	403,576
2.91%, 07/21/2042(f)	771,000	783,117
Morgan Stanley
2.19%, 04/28/2026(f)	221,000	229,525
2.24%, 07/21/2032(f)	1,612,000	1,625,516
3.22%, 04/22/2042(f)	263,000	283,218
2.80%, 01/25/2052(f)	343,000	340,678
National Securities Clearing Corp., 1.50%, 04/23/2025(b)	265,000	271,764
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	745,000	756,563
Raymond James Financial, Inc., 3.75%, 04/01/2051	422,000	475,188
		15,494,616
Life & Health Insurance-1.62%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	752,000	860,079
Athene Global Funding
1.20%, 10/13/2023(b)	617,000	625,171
2.50%, 01/14/2025(b)	1,257,000	1,320,356
1.45%, 01/08/2026(b)	378,000	381,799
Athene Holding Ltd.
6.15%, 04/03/2030	317,000	406,861
3.95%, 05/25/2051(d)	200,000	228,692
Belrose Funding Trust, 2.33%, 08/15/2030(b)(d)	405,000	406,876
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	4,125,000	4,208,737
MAG Mutual Holding Co., 4.75%, 04/30/2041(i)	3,179,000	3,179,000
MetLife, Inc., 9.25%, 04/08/2038(b)	350,000	535,374
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	182,000	208,693
Pacific LifeCorp, 3.35%, 09/15/2050(b)	363,000	397,151
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	275,000	294,190
Western & Southern Life Insurance Co. (The), 3.75%, 04/28/2061(b)	255,000	283,538
		13,336,517
Life Sciences Tools & Services-0.21%
Illumina, Inc., 2.55%, 03/23/2031	1,683,000	1,742,207
Managed Health Care-0.98%
Centene Corp., 2.50%, 03/01/2031	3,867,000	3,877,499
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/2041	1,760,000	1,845,815
Series 2021, 3.00%, 06/01/2051	2,180,000	2,311,679
		8,034,993
	Principal Amount	Value
Metal & Glass Containers-0.06%
Intertape Polymer Group, Inc. (Canada), 4.38%, 06/15/2029(b)	$107,000	$109,702
Silgan Holdings, Inc., 1.40%, 04/01/2026(b)	404,000	402,529
		512,231
Movies & Entertainment-0.10%
Tencent Music Entertainment Group (China)
1.38%, 09/03/2025	250,000	247,289
2.00%, 09/03/2030	590,000	567,767
		815,056
Multi-line Insurance-0.13%
American International Group, Inc., 3.40%, 06/30/2030	420,000	464,921
Fairfax Financial Holdings Ltd. (Canada)
4.63%, 04/29/2030	292,000	339,215
3.38%, 03/03/2031(b)	281,000	299,968
		1,104,104
Multi-Utilities-0.19%
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	240,000	266,137
WEC Energy Group, Inc.
1.38%, 10/15/2027	662,000	658,079
1.80%, 10/15/2030	628,000	614,727
		1,538,943
Office REITs-0.14%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/2050(d)	79,000	94,102
Boston Properties L.P., 3.25%, 01/30/2031	179,000	194,981
Office Properties Income Trust
4.50%, 02/01/2025	570,000	618,643
2.65%, 06/15/2026	197,000	202,776
		1,110,502
Oil & Gas Exploration & Production-1.21%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	455,000	469,343
ConocoPhillips, 2.40%, 02/15/2031(b)	4,000	4,177
EQT Corp., 3.13%, 05/15/2026(b)	196,000	202,150
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
2.16%, 03/31/2034(b)(d)	1,816,000	1,802,599
2.94%, 09/30/2040(b)	2,267,000	2,288,122
Gazprom PJSC via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(b)	2,875,000	2,823,871
Lundin Energy Finance B.V. (Netherlands)
2.00%, 07/15/2026(b)	779,000	788,185
3.10%, 07/15/2031(b)	779,000	796,621
Murphy Oil Corp., 6.38%, 07/15/2028	700,000	741,030
		9,916,098
Oil & Gas Refining & Marketing-0.07%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	587,000	604,610
Oil & Gas Storage & Transportation-1.41%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 02/01/2029(b)	282,000	293,668
Energy Transfer L.P.
5.50%, 06/01/2027	2,115,000	2,512,801
6.00%, 06/15/2048	42,000	53,551
Series 20Y, 5.80%, 06/15/2038	42,000	52,267
Kinder Morgan, Inc., 7.80%, 08/01/2031	1,815,000	2,630,166
MPLX L.P., 1.75%, 03/01/2026	1,132,000	1,150,873
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	1,148,000	1,680,213
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	1,288,000	1,362,910

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
ONEOK, Inc., 6.35%, 01/15/2031	$741,000	$964,433
Western Midstream Operating L.P., 2.23% (3 mo. USD LIBOR + 2.10%), 01/13/2023(h)	917,000	912,218
		11,613,100
Other Diversified Financial Services-2.80%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.50%, 09/15/2023	442,000	473,197
1.75%, 01/30/2026(d)	1,560,000	1,551,707
AMC East Communities LLC, 6.01%, 01/15/2053(b)	187,985	231,662
Aragvi Finance International DAC (Moldova), 8.45%, 04/29/2026(b)	886,000	923,425
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 02/21/2026(b)	525,000	527,935
4.25%, 04/15/2026(b)	279,000	305,215
2.75%, 02/21/2028(b)	556,000	561,566
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/2031(b)	524,000	508,588
2.80%, 09/30/2050(b)	241,000	243,004
Blackstone Secured Lending Fund
2.75%, 09/16/2026	1,558,000	1,597,401
2.13%, 02/15/2027(b)	1,348,000	1,332,047
Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	1,727,000	1,748,074
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	211,000	229,210
LSEGA Financing PLC (United Kingdom)
1.38%, 04/06/2026(b)	729,000	734,126
2.00%, 04/06/2028(b)	677,000	694,422
2.50%, 04/06/2031(b)	352,000	366,071
3.20%, 04/06/2041(b)	559,000	599,944
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l. (Mexico), 4.88%, 01/15/2028(b)	496,000	488,510
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(b)	224,727	249,887
Pacific Beacon LLC
5.38%, 07/15/2026(b)	70,688	78,248
5.51%, 07/15/2036(b)	500,000	596,784
Pershing Square Holdings Ltd. (Guernsey), 3.25%, 11/15/2030(b)	1,000,000	1,034,380
Temasek Financial I Ltd. (Singapore)
2.38%, 08/02/2041(b)(j)	4,000,000	3,969,800
2.75%, 08/02/2061(b)(j)	4,000,000	3,962,697
		23,007,900
Packaged Foods & Meats-0.44%
JBS Finance Luxembourg S.a.r.l., 3.63%, 01/15/2032(b)(d)	924,000	928,564
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)(d)	2,693,000	2,649,239
		3,577,803
Paper Packaging-0.58%
Berry Global, Inc.
0.95%, 02/15/2024(b)	1,515,000	1,520,681
4.88%, 07/15/2026(b)	1,427,000	1,509,281
1.65%, 01/15/2027(b)	1,369,000	1,370,178
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	362,000	381,488
		4,781,628
Paper Products-0.06%
Mercer International, Inc. (Germany), 5.13%, 02/01/2029	503,000	513,689
Pharmaceuticals-0.37%
AdaptHealth LLC, 4.63%, 08/01/2029(b)(d)	817,000	814,945
	Principal Amount	Value
Pharmaceuticals-(continued)
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	$1,120,000	$1,149,921
Royalty Pharma PLC
2.15%, 09/02/2031	530,000	522,058
3.35%, 09/02/2051	530,000	519,182
		3,006,106
Property & Casualty Insurance-0.33%
Fidelity National Financial, Inc.
3.40%, 06/15/2030	222,000	242,818
2.45%, 03/15/2031	379,000	382,452
First American Financial Corp.
4.30%, 02/01/2023	195,000	205,407
2.40%, 08/15/2031(j)	994,000	984,289
W.R. Berkley Corp.
4.00%, 05/12/2050	195,000	228,432
3.55%, 03/30/2052	612,000	665,891
		2,709,289
Real Estate Development-0.31%
Arabian Centres Sukuk II Ltd. (Saudi Arabia), 5.63%, 10/07/2026(b)	1,483,000	1,541,831
Essential Properties L.P., 2.95%, 07/15/2031	768,000	778,252
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	240,000	249,035
		2,569,118
Regional Banks-0.75%
Citizens Financial Group, Inc.
2.50%, 02/06/2030	260,000	269,963
Series G, 4.00%(f)(g)	1,750,000	1,785,000
Fifth Third Bancorp
2.38%, 01/28/2025	309,000	324,863
2.55%, 05/05/2027	188,000	200,610
KeyCorp, 2.25%, 04/06/2027	378,000	395,577
SVB Financial Group
2.10%, 05/15/2028	551,000	566,039
1.80%, 02/02/2031	726,000	706,134
Series C, 4.00%(f)(g)	1,880,000	1,957,550
		6,205,736
Reinsurance-0.42%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	382,000	391,977
Global Atlantic Fin Co.
4.40%, 10/15/2029(b)	407,000	454,288
3.13%, 06/15/2031(b)	653,000	668,730
4.70%, 10/15/2051(b)(f)	1,948,000	1,978,695
		3,493,690
Residential REITs-0.20%
American Homes 4 Rent L.P.
2.38%, 07/15/2031	260,000	263,425
3.38%, 07/15/2051	256,000	265,314
Spirit Realty L.P.
2.10%, 03/15/2028	309,000	312,601
3.40%, 01/15/2030	199,000	215,355
2.70%, 02/15/2032	310,000	314,109
VEREIT Operating Partnership L.P., 2.20%, 06/15/2028	266,000	274,772
		1,645,576
Restaurants-0.11%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	882,000	880,898
Retail REITs-0.35%
Agree L.P.
2.00%, 06/15/2028	418,000	421,490
2.60%, 06/15/2033	547,000	555,313

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
Retail REITs-(continued)
Kimco Realty Corp.
1.90%, 03/01/2028(d)	$413,000	$417,200
2.70%, 10/01/2030	214,000	223,665
National Retail Properties, Inc., 3.50%, 04/15/2051	611,000	660,879
Realty Income Corp., 3.25%, 01/15/2031	274,000	303,995
Retail Properties of America, Inc., 4.75%, 09/15/2030	237,000	267,755
		2,850,297
Semiconductors-0.74%
Broadcom, Inc.
5.00%, 04/15/2030	428,000	511,145
2.45%, 02/15/2031(b)	365,000	363,473
4.30%, 11/15/2032	386,000	445,898
3.42%, 04/15/2033(b)	730,000	779,007
3.47%, 04/15/2034(b)	1,847,000	1,966,537
Marvell Technology, Inc., 2.95%, 04/15/2031(b)	1,187,000	1,240,137
Micron Technology, Inc.
4.98%, 02/06/2026	37,000	42,850
4.19%, 02/15/2027	166,000	188,474
Skyworks Solutions, Inc.
1.80%, 06/01/2026	181,000	184,366
3.00%, 06/01/2031	366,000	383,846
		6,105,733
Soft Drinks-0.16%
Coca-Cola Europacific Partners PLC (United Kingdom), 1.50%, 01/15/2027(b)	698,000	699,102
Fomento Economico Mexicano, S.A.B. de C.V. (Mexico), 3.50%, 01/16/2050	582,000	625,298
		1,324,400
Sovereign Debt-2.62%
Brazilian Government International Bond (Brazil)
3.75%, 09/12/2031(d)	2,785,000	2,757,150
4.75%, 01/14/2050	1,449,000	1,394,373
Dominican Republic International Bond (Dominican Republic), 5.30%, 01/21/2041(b)	560,000	567,706
Egypt Government International Bond (Egypt)
5.25%, 10/06/2025(b)(d)	1,415,000	1,487,612
3.88%, 02/16/2026(b)	842,000	822,877
5.88%, 02/16/2031(b)(d)	689,000	665,057
7.50%, 02/16/2061(b)	2,891,000	2,699,847
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(b)	1,581,000	1,596,420
Morocco Government International Bond (Morocco)
2.38%, 12/15/2027(b)	585,000	577,688
4.00%, 12/15/2050(b)	365,000	343,696
Oman Government International Bond (Oman)
4.88%, 02/01/2025(b)	245,000	256,657
6.25%, 01/25/2031(b)	795,000	860,762
7.00%, 01/25/2051(b)	295,000	305,845
Paraguay Government International Bond (Paraguay), 5.40%, 03/30/2050(b)	1,200,000	1,417,512
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	1,886,000	1,916,798
Qatar Government International Bond (Qatar), 3.38%, 03/14/2024(b)	200,000	214,287
Turkey Government International Bond (Turkey)
5.60%, 11/14/2024	2,500,000	2,583,490
4.75%, 01/26/2026	1,065,000	1,054,545
		21,522,322
	Principal Amount	Value
Specialized Finance-0.12%
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)(d)	$894,000	$970,240
Specialized REITs-0.79%
American Tower Corp.
2.70%, 04/15/2031	1,158,000	1,214,831
3.10%, 06/15/2050	413,000	417,685
Crown Castle International Corp., 2.50%, 07/15/2031	1,445,000	1,480,791
Extra Space Storage L.P., 2.55%, 06/01/2031	503,000	515,845
SBA Communications Corp.
3.88%, 02/15/2027(d)	1,407,000	1,452,826
3.13%, 02/01/2029(b)	1,421,000	1,397,564
		6,479,542
Specialty Chemicals-0.67%
Braskem Idesa S.A.P.I. (Mexico), 7.45%, 11/15/2029(b)	289,000	299,526
Sasol Financing USA LLC (South Africa)
4.38%, 09/18/2026	1,785,000	1,833,275
5.50%, 03/18/2031	3,250,000	3,393,000
		5,525,801
Steel-0.09%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	694,000	701,051
Systems Software-0.54%
Clarivate Science Holdings Corp.
3.88%, 06/30/2028(b)	1,154,000	1,165,078
4.88%, 06/30/2029(b)	306,000	309,005
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	1,665,000	1,692,264
Oracle Corp., 3.60%, 04/01/2050	545,000	570,288
VMware, Inc., 2.20%, 08/15/2031(j)	705,000	705,166
		4,441,801
Technology Hardware, Storage & Peripherals-0.25%
Apple, Inc.
2.65%, 05/11/2050	373,000	368,466
2.80%, 02/08/2061	1,672,000	1,667,247
		2,035,713
Tobacco-0.74%
Altria Group, Inc.
2.45%, 02/04/2032	717,000	705,559
3.70%, 02/04/2051	1,540,000	1,507,266
4.00%, 02/04/2061	2,540,000	2,510,120
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/2028	321,000	323,259
Philip Morris International, Inc., 0.88%, 05/01/2026	1,065,000	1,057,786
		6,103,990
Trading Companies & Distributors-0.04%
Aircastle Ltd., 4.40%, 09/25/2023	300,000	321,075
Trucking-0.81%
Aviation Capital Group LLC, 4.13%, 08/01/2025(b)	61,000	66,413
SMBC Aviation Capital Finance DAC (Ireland), 4.13%, 07/15/2023(b)	204,000	216,550
Triton Container International Ltd. (Bermuda)
1.15%, 06/07/2024(b)	257,000	257,795
2.05%, 04/15/2026(b)	1,176,000	1,194,101
3.15%, 06/15/2031(b)	4,818,000	4,922,919
		6,657,778
Wireless Telecommunication Services-0.92%
NBN Co. Ltd. (Australia), 2.63%, 05/05/2031(b)	1,360,000	1,412,528

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(b)	$1,510,000	$1,525,621
Vodafone Group PLC (United Kingdom)
3.25%, 06/04/2081(d)(f)	691,000	703,251
4.13%, 06/04/2081(f)	1,043,000	1,056,601
5.13%, 06/04/2081(f)	1,195,000	1,228,221
Xiaomi Best Time International Ltd. (China)
2.88%, 07/14/2031(b)(d)	1,062,000	1,063,733
4.10%, 07/14/2051(b)(d)	539,000	549,570
		7,539,525
Total U.S. Dollar Denominated Bonds & Notes (Cost $405,740,715)		417,260,373
U.S. Treasury Securities-23.75%
U.S. Treasury Bills-0.36%(k)
0.04%, 11/18/2021(l)	2,976,000	2,975,576
U.S. Treasury Bonds-4.09%
2.25%, 05/15/2041	685,700	735,842
1.88%, 02/15/2051	33,140,500	32,876,411
		33,612,253
U.S. Treasury Notes-19.30%
0.13%, 06/30/2023(d)	253,000	252,837
0.38%, 07/15/2024	1,190,200	1,191,269
0.88%, 06/30/2026	77,900,500	78,594,301
1.25%, 06/30/2028	28,828,500	29,314,981
1.63%, 05/15/2031	47,563,800	49,254,545
		158,607,933
Total U.S. Treasury Securities (Cost $189,312,536)		195,195,762

Asset-Backed Securities-13.77%
Angel Oak Mortgage Trust
Series 2019-3, Class A1, 2.93%, 05/25/2059(b)(m)	849,117	854,114
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(m)	218,957	220,175
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(m)	664,170	670,770
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(m)	2,331,748	2,337,697
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(m)	889,909	894,250
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2017-2A, Class AR2, 1.32% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(h)	3,000,000	3,000,143
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 0.23% (1 mo. USD LIBOR + 0.14%), 11/25/2036(h)	226,251	223,075
Benchmark Mortgage Trust
Series 2018-B3, Class C, 4.56%, 04/10/2051(m)	2,500,000	2,808,990
Series 2019-B14, Class A5, 3.05%, 12/15/2062	2,000,000	2,196,082
Series 2019-B14, Class C, 3.78%, 12/15/2062(m)	930,000	999,988
Series 2019-B15, Class B, 3.56%, 12/15/2072	2,000,000	2,208,799
Series 2019-B9, Class C, 4.97%, 03/15/2052(m)	3,369,000	3,929,174
Series 2020-B17, Class C, 3.37%, 03/15/2053(m)	3,000,000	3,164,297
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(m)	169,911	174,749
	Principal Amount	Value

CIFC Funding Ltd. (Cayman Islands), Series 2014-5A, Class A1R2, 1.33% (3 mo. USD LIBOR + 1.20%), 10/17/2031(b)(h)	$1,281,000	$1,282,669
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B, 4.18%, 07/10/2047(m)	184,000	197,609
Citigroup Mortgage Loan Trust, Inc., Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(m)	125,463	126,919
COLT Mortgage Loan Trust
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(m)	1,429,297	1,436,979
Series 2020-1R, Class A1, 1.26%, 09/25/2065(b)(m)	282,554	283,718
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(m)	261,864	263,437
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(c)	491,861	494,678
Credit Suisse Mortgage Trust
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(m)	1,087,975	1,090,136
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(m)	527,816	528,492
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,535,696
Deephaven Residential Mortgage Trust, Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(m)	1,037,999	1,046,105
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	1,970,000	2,151,665
DT Auto Owner Trust
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	150,000	151,704
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	214,000	221,158
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(m)	563,166	574,267
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(m)	133,337	135,116
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(m)	714,838	713,695
Extended Stay America Trust, Series 2021-ESH, Class B, 1.47% (1 mo. USD LIBOR + 1.38%), 07/15/2038(b)(h)	695,000	698,930
FREMF Mortgage Trust, Series 2013-K29, Class X2A, IO, 0.13%, 05/25/2046(b)(n)	26,935,341	37,203
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(m)	255,100	259,537
GCAT Trust
Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(c)	425,751	428,462
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(m)	678,497	696,922
GoldenTree Loan Management US CLO 1 Ltd. (Cayman Islands), Series 2021-9A, Class A, 1.20% (3 mo. USD LIBOR + 1.07%), 01/20/2033(b)(h)	4,000,000	4,009,321
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class A, 1.28% (3 mo. USD LIBOR + 1.15%), 11/28/2030(b)(h)	2,000,000	2,002,365
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class C, 1.94% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(h)	500,000	499,673

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value

GS Mortgage Securities Trust
Series 2013-GC14, Class B, 4.74%, 08/10/2046(b)(m)	$325,000	$346,144
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	1,560,000	1,695,180
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	1,530,000	1,599,226
Hertz Vehicle Financing III L.P.
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	539,000	547,332
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	286,000	290,909
Hertz Vehicle Financing LLC
Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	394,000	397,197
Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	175,000	176,328
JPMDB Commercial Mortgage Securities Trust
Series 2020-COR7, Class A5, 2.18%, 05/13/2053	3,000,000	3,087,277
Series 2020-COR7, Class C, 3.73%, 05/13/2053(m)	2,908,000	3,190,669
Life Mortgage Trust
Series 2021-BMR, Class A, 0.79% (1 mo. USD LIBOR + 0.70%), 03/15/2038(b)(h)	1,830,000	1,834,941
Series 2021-BMR, Class B, 0.97% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(h)	1,235,000	1,238,506
Series 2021-BMR, Class C, 1.19% (1 mo. USD LIBOR + 1.10%), 03/15/2038(b)(h)	500,000	501,757
MHP Commercial Mortgage Trust
Series 2021-STOR, Class A, 0.80% (1 mo. USD LIBOR + 0.70%), 07/15/2038(b)(h)(j)	815,000	816,671
Series 2021-STOR, Class B, 1.00% (1 mo. USD LIBOR + 0.90%), 07/15/2038(b)(h)(j)	615,000	616,335
MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.56%, 10/09/2042(b)	1,500,000	1,526,898
Morgan Stanley BAML Trust, Series 2015-C25, Class B, 4.53%, 10/15/2048(m)	1,032,000	1,147,728
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,749,822
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 1.19% (3 mo. USD LIBOR + 1.06%), 04/16/2033(b)(h)	1,023,000	1,025,950
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(m)	409,292	412,815
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(b)(m)	1,217,279	1,236,463
OCP CLO Ltd. (Cayman Islands)
Series 2017-13A, Class A1A, 1.39% (3 mo. USD LIBOR + 1.26%), 07/15/2030(b)(h)	3,000,000	3,001,554
Series 2020-8RA, Class A1, 1.35% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(h)	1,730,000	1,730,999
Octagon Investment Partners 31 LLC (Cayman Islands), Series 2017-1A, Class AR, 1.18% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(h)	4,000,000	4,004,228
Octagon Investment Partners 49 Ltd. (Cayman Islands), Series 2020-5A, Class A1, 1.35% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(h)	3,000,000	3,003,251
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	457,000	481,222
PPM CLO 3 Ltd. (Cayman Islands), Series 2019-3A, Class AR, 1.22% (3 mo. USD LIBOR + 1.09%), 04/17/2034(b)(h)	250,000	250,002
	Principal Amount	Value

Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	$870,000	$884,156
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 1.20% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(h)	672,370	672,836
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(m)	77,529	78,567
Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(m)	174,045	176,156
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	1,610,363	1,720,512
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)(j)	1,840,000	1,848,740
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)(j)	1,880,000	1,888,930
Star Trust
Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(m)	2,337,911	2,347,210
Series 2021-SFR1, Class B, 0.84% (1 mo. USD LIBOR + 0.75%), 04/17/2038(b)(h)	475,000	474,467
Series 2021-SFR1, Class C, 1.14% (1 mo. USD LIBOR + 1.05%), 04/17/2038(b)(h)	1,125,000	1,125,689
Series 2021-SFR1, Class D, 1.39% (1 mo. USD LIBOR + 1.30%), 04/17/2038(b)(h)	1,665,000	1,666,121
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(m)	217,072	219,931
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(m)	1,661,564	1,663,970
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(b)	460,024	497,538
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 05/25/2046(b)	144,000	155,659
Taconic Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A1R, 1.13% (3 mo. USD LIBOR + 1.00%), 01/20/2029(b)(h)	958,000	959,402
Textainer Marine Containers Ltd. (China), Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	1,577,804	1,613,893
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	1,143,362	1,140,086
Verus Securitization Trust
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(m)	181,033	182,432
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(m)	2,152,021	2,157,094
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(m)	2,679,306	2,682,893
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(m)	2,549,488	2,552,204
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	608,167	612,315
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.43%, 01/15/2059(o)	1,518,219	79,190
Wendy’s Funding LLC, Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	472,500	520,100
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.38%, 10/15/2057(m)	307,000	334,088
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	4,300,000	4,461,176
Total Asset-Backed Securities (Cost $111,663,666)		113,173,518

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities-12.14%
Collateralized Mortgage Obligations-0.96%
Fannie Mae Multifamily Connecticut Avenue Securities, Series 2019-01, Class M7, 1.79% (1 mo. USD LIBOR + 1.70%), 10/15/2049(b)(h)(p)	$1,567,561	$1,569,532
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 4.49%, 11/25/2055(b)(m)	936,191	1,138,558
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series 2013-K026, Class X1, IO, 0.94%, 11/25/2022(o)	4,837,142	49,822
Series 2013-K035, Class X1, IO, 0.34%, 08/25/2023(o)	7,776,852	47,683
Series 2014-K036, Class X1, IO, 0.77%, 10/25/2023(o)	5,694,890	80,023
Series 2014-K037, Class X1, IO, 0.94%, 01/25/2024(o)	6,052,739	121,444
Series 2015-K042, Class X1, IO, 1.03%, 12/25/2024(o)	4,240,924	129,184
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	279,222
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	1,104,652
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	1,142,843
Series 2018-K154, Class A3, 3.46%, 11/25/2032	1,000,000	1,173,125
Series K038, Class X1, IO, 1.11%, 03/25/2024(o)	3,987,277	96,618
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056(c)	327,457	358,032
Series 2017-4, Class HT, 3.25%, 06/25/2057(c)	550,198	598,087
		7,888,825
Federal Home Loan Mortgage Corp. (FHLMC)-0.60%
0.00%, 12/14/2029(e)	150,000	134,360
3.55%, 10/01/2033	477,487	541,411
3.00%, 10/01/2034	442,196	466,564
4.00%, 11/01/2048 to 07/01/2049	447,272	479,359
3.50%, 08/01/2049	3,086,856	3,315,508
		4,937,202
Federal National Mortgage Association (FNMA)-1.99%
2.86%, 09/01/2029	500,000	555,361
2.99%, 09/01/2029	500,000	556,314
2.82%, 10/01/2029	500,000	554,057
3.05%, 10/01/2029	500,000	551,090
2.90%, 11/01/2029	500,000	553,441
3.08%, 10/01/2032	750,000	844,852
3.24%, 11/01/2032	468,598	526,972
3.31%, 01/01/2033	1,000,000	1,148,266
2.50%, 10/01/2034 to 12/01/2034	3,195,948	3,380,718
3.50%, 05/01/2047 to 06/01/2047	2,535,943	2,751,228
4.00%, 11/01/2047	151,865	163,369
3.00%, 09/01/2049 to 10/01/2049	4,427,447	4,738,198
		16,323,866
Government National Mortgage Association (GNMA)-1.52%
4.00%, 07/20/2049	96,100	101,939
TBA, 2.00%, 09/01/2051(q)	6,645,000	6,793,994
TBA, 2.50%, 09/01/2051(q)	5,400,000	5,602,289
		12,498,222
Uniform Mortgage-Backed Securities-7.07%
TBA, 1.50%, 09/01/2036(q)	8,760,000	8,914,281
	Principal Amount	Value
Uniform Mortgage-Backed Securities-(continued)
TBA, 2.00%, 09/01/2036 to 09/01/2051(q)	$30,491,850	$31,108,274
TBA, 2.50%, 09/01/2051(q)	17,400,000	18,079,008
		58,101,563
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $97,643,762)		99,749,678
	Shares
Preferred Stocks-0.71%
Asset Management & Custody Banks-0.05%
Bank of New York Mellon Corp. (The), Series G, Pfd., 4.70%(f)	345,000	382,543
Diversified Banks-0.44%
Citigroup, Inc.
Series U, Pfd., 5.00%(d)(f)	1,414,000	1,490,568
Series W, Pfd., 4.00%(f)	817,000	846,249
JPMorgan Chase & Co., Series I, Pfd., 3.60% (3 mo. USD LIBOR + 3.47%)(h)	834,000	838,188
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	266	402,328
		3,577,333
Integrated Telecommunication Services-0.07%
AT&T, Inc., Series B, Pfd., 2.88%(f)	500,000	605,061
Investment Banking & Brokerage-0.07%
Charles Schwab Corp. (The), Series H, Pfd., 4.00%(f)	546,000	569,178
Life & Health Insurance-0.04%
MetLife, Inc., Series G, Pfd., 3.85%(d)(f)	338,000	354,477
Other Diversified Financial Services-0.04%
Equitable Holdings, Inc., Series B, Pfd., 4.95%(f)	318,000	345,825
Total Preferred Stocks (Cost $5,517,225)		5,834,417
	Principal Amount
U.S. Government Sponsored Agency Securities-0.38%
Fannie Mae STRIPS
0.00%, 05/15/2029(e)	$450,000	407,148
0.00%, 01/15/2030(e)	1,300,000	1,151,416
0.00%, 05/15/2030(e)	850,000	749,278
Freddie Mac STRIPS, 0.00%, 09/15/2030(e)	350,000	308,081
Tennessee Valley Authority
5.38%, 04/01/2056	100,000	167,322
4.25%, 09/15/2065	250,000	366,209
Total U.S. Government Sponsored Agency Securities (Cost $2,466,831)		3,149,454

Municipal Obligations-0.37%
California State University
Series 2021-B, Ref. RB, 2.72%, 11/01/2052	695,000	696,761
Series 2021-B, Ref. RB, 2.94%, 11/01/2052	1,040,000	1,043,955
Illinois (State of), Series 2010-1, GO Bonds, (INS - AGM), 6.63%, 02/01/2035(r)	200,000	259,996
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB, 6.57%, 07/01/2045	255,000	424,852
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020-C, Ref. RB, 3.03%, 08/15/2041	580,000	595,062
Total Municipal Obligations(s) (Cost $2,909,499)		3,020,626

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount		Value

Agency Credit Risk Transfer Notes-0.22%
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 2.44% (1 mo. USD LIBOR + 2.35%), 01/25/2031(h)(p)		$105,925	$107,287
Series 2019-R03, Class 1M2, 2.24% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(h)(p)		81,164	81,658
Series 2019-R06, Class 2M2, 2.19% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(h)(p)		102,369	102,806
Freddie Mac
Series 2016-DNA4, Class M3, STACR®, 3.89% (1 mo. USD LIBOR + 3.80%), 03/25/2029(h)(t)		233,397	241,895
Series 2016-HQA4, Class M3, STACR®, 3.99% (1 mo. USD LIBOR + 3.90%), 04/25/2029(h)(t)		243,117	251,148
Series 2020-DNA5, Class M1, STACR®, 1.35% (30 Day Average SOFR + 1.30%), 10/25/2050(b)(h)(t)		35,691	35,694
Series 2020-DNA5, Class M2, STACR®, 2.85% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(h)(t)		942,000	954,036
Total Agency Credit Risk Transfer Notes (Cost $1,772,151)			1,774,524
Non-U.S. Dollar Denominated Bonds & Notes-0.06%(u)
Movies & Entertainment-0.02%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	100,000	144,801
	Principal Amount		Value
Sovereign Debt-0.04%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR	309,000	$342,095
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $454,258)			486,896
	Shares
Options Purchased-0.09%
(Cost $1,005,393)†			778,908
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-102.26% (Cost $818,486,036)			840,424,156
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.94%
Invesco Private Government Fund, 0.02%(v)(w)(x)		12,177,226	12,177,226
Invesco Private Prime Fund, 0.12%(v)(w)(x)		28,402,167	28,413,528
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,590,753)			40,590,754
TOTAL INVESTMENTS IN SECURITIES-107.20% (Cost $859,076,789)			881,014,910
OTHER ASSETS LESS LIABILITIES-(7.20)%			(59,166,575)
NET ASSETS-100.00%			$821,848,335

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CLO	-Collateralized Loan Obligation
Conv.	-Convertible
Ctfs.	-Certificates
EUR	-Euro
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $292,852,583, which represented 35.63% of the Fund’s Net Assets.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)	All or a portion of this security was out on loan at July 31, 2021.
(e)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2021.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	$2,975,524 was pledged as collateral to cover margin requirements for open futures contracts.
(m)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2021.
(n)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(o)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2021.
(p)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(q)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(r)	Principal and/or interest payments are secured by the bond insurance company listed.
(s)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
(t)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(u)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(v)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,969,602	$523,739,931	$(519,532,307)	$-	$-	$12,177,226	$2,568*
Invesco Private Prime Fund	11,954,402	793,094,515	(776,635,452)	1	62	28,413,528	30,502*
Total	$19,924,004	$1,316,834,446	$(1,296,167,759)	$1	$62	$40,590,754	$33,070

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2021
(Unaudited)
*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(w)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(x)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
†	The table below details options purchased.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*		Value
Equity Risk
Energy Select Sector SPDR Fund	Call	06/17/2022	760	$57	$4,332,000	$166,060
Apple, Inc.	Call	06/17/2022	4	145	58,000	6,410
Microsoft Corp.	Call	06/17/2022	5	295	147,500	10,388
Total Exchange-Traded Equity Options Purchased						$182,858

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*		Value
Equity Risk
S&P 500 Index	Call	04/14/2022	26	$4,425	$11,505,000	$596,050

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value*		Value		Unrealized Appreciation
Equity Risk
Energy Select Sector SPDR Fund	Call	06/17/2022	760	$ 70	$ (119,293)		$(5,320,000)	$(46,360)		$ 72,933

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Credit Risk
Goldman Sachs International	Put	1.08%	Markit CDX North America High Yield Index, Series 35, Version 1	5.00%	Quarterly	09/15/2021	2.919%	$(125,860)	USD	(19,363,000)	$(129,711)	$(3,851)

(a)	Implied credit spreads represent the current level, as of July 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	38	September-2021	$6,259,313	$183,896	$183,896
U.S. Treasury 2 Year Notes	536	September-2021	118,271,750	(5,241)	(5,241)
U.S. Treasury 5 Year Notes	43	September-2021	5,351,148	25,125	25,125
Subtotal—Long Futures Contracts				203,780	203,780
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2021
(Unaudited)
Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	308	September-2021	$(41,411,563)	$(762,341)	$(762,341)
U.S. Treasury 10 Year Ultra Bonds	500	September-2021	(75,125,000)	(2,602,059)	(2,602,059)
U.S. Treasury Ultra Bonds	97	September-2021	(19,354,531)	(1,358,973)	(1,358,973)
Subtotal—Short Futures Contracts				(4,723,373)	(4,723,373)
Total Futures Contracts				$(4,519,593)	$(4,519,593)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 35, Version 1	Buy	(5.00)%	Quarterly	06/20/2026	2.919%	USD 7,716,094	$(774,503)	$(707,936)	$66,567

(a)	Centrally cleared swap agreements collateralized by $2,037,889 cash held with the broker.
(b)	Implied credit spreads represent the current level, as of July 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to					Unrealized Appreciation
		Deliver			Receive
Currency Risk
8/17/2021	State Street Bank and Trust Co.	EUR	885,000	USD	1,077,455	$27,664

Abbreviations:
EUR	-Euro
USD	-U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Ultra Short Duration ETF (GSY)
July 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-46.52%
Aerospace & Defense-0.62%
Boeing Co. (The), 1.17%, 02/04/2023	$3,046,000	$3,056,464
Raytheon Technologies Corp., 2.50%, 12/15/2022	15,000,000	15,374,319
		18,430,783
Agricultural & Farm Machinery-0.09%
John Deere Capital Corp., 1.20%, 04/06/2023	2,687,000	2,732,321
Apparel, Accessories & Luxury Goods-0.12%
Ralph Lauren Corp., 1.70%, 06/15/2022	3,519,000	3,564,864
Application Software-0.17%
Intuit, Inc., 0.65%, 07/15/2023	5,000,000	5,033,322
Automobile Manufacturers-4.76%
BMW US Capital LLC (Germany), 3.80%, 04/06/2023(b)	10,000,000	10,557,438
Daimler Finance North America LLC (Germany)
3.40%, 02/22/2022(b)	22,290,000	22,671,696
2.55%, 08/15/2022(b)	500,000	511,067
3.35%, 02/22/2023(b)	21,462,000	22,426,254
General Motors Financial Co., Inc., 1.70%, 08/18/2023(c)	20,000,000	20,414,601
Hyundai Capital America
1.25%, 09/18/2023(b)	12,730,000	12,846,724
0.88%, 06/14/2024(b)	10,526,000	10,510,795
Toyota Motor Credit Corp.
0.56% (3 mo. USD LIBOR + 0.40%), 05/17/2022(d)	12,260,000	12,296,518
0.50%, 08/14/2023	17,606,000	17,683,748
Volkswagen Group of America Finance LLC (Germany)
2.70%, 09/26/2022(b)	6,385,000	6,552,026
3.13%, 05/12/2023(b)	5,091,000	5,312,341
		141,783,208
Biotechnology-2.31%
AbbVie, Inc.
0.61% (3 mo. USD LIBOR + 0.46%), 11/19/2021(d)	25,000,000	25,030,698
5.00%, 12/15/2021	15,850,000	15,941,316
2.30%, 11/21/2022	8,000,000	8,200,535
Amgen, Inc., 2.65%, 05/11/2022(c)	9,600,000	9,761,179
Gilead Sciences, Inc., 0.75%, 09/29/2023	10,000,000	10,005,860
		68,939,588
Cable & Satellite-0.67%
Comcast Corp., 0.58% (3 mo. USD LIBOR + 0.44%), 10/01/2021(d)	20,000,000	20,015,245
Construction Machinery & Heavy Trucks-0.17%
Caterpillar Financial Services Corp., 0.36% (3 mo. USD LIBOR + 0.22%), 01/06/2022(d)	4,938,000	4,942,737
Consumer Finance-1.38%
Ally Financial, Inc., 1.45%, 10/02/2023	5,309,000	5,393,741
American Express Co., 0.78% (3 mo. USD LIBOR + 0.60%), 11/05/2021(d)	17,000,000	17,013,600
Capital One Financial Corp.
1.07% (3 mo. USD LIBOR + 0.95%), 03/09/2022(d)	10,000,000	10,046,285
2.60%, 05/11/2023	5,823,000	6,040,993
Synchrony Financial, 2.85%, 07/25/2022	2,566,000	2,622,678
		41,117,297
Data Processing & Outsourced Services-0.80%
Fidelity National Information Services, Inc., 0.38%, 03/01/2023	3,571,000	3,573,617
	Principal Amount	Value
Data Processing & Outsourced Services-(continued)
PayPal Holdings, Inc.
2.20%, 09/26/2022	$10,105,000	$10,337,786
1.35%, 06/01/2023	9,688,000	9,873,490
		23,784,893
Department Stores-0.20%
7-Eleven, Inc., 0.63%, 02/10/2023(b)	5,882,000	5,885,995
Diversified Banks-8.00%
ABN AMRO Bank N.V. (Netherlands), 0.71% (3 mo. USD LIBOR + 0.57%), 08/27/2021(b)(d)	4,834,000	4,836,073
Banco Santander S.A. (Spain), 0.70%, 06/30/2024(e)	13,600,000	13,648,467
Bank of America Corp., 3.30%, 01/11/2023	6,000,000	6,263,938
Banque Federative du Credit Mutuel S.A. (France), 0.65%, 02/27/2024(b)	7,955,000	7,961,238
BPCE S.A. (France)
1.37% (3 mo. USD LIBOR + 1.22%), 05/22/2022(b)(d)	12,000,000	12,104,860
5.15%, 07/21/2024(b)	5,040,000	5,607,588
Canadian Imperial Bank of Commerce (Canada)
0.45%, 06/22/2023	15,000,000	15,014,423
0.95%, 06/23/2023	17,045,000	17,226,995
0.50%, 12/14/2023(c)	8,571,000	8,566,401
Danske Bank A/S (Denmark), 2.70%, 03/02/2022(b)	9,000,000	9,116,381
Federation des Caisses Desjardins du Quebec (Canada), 0.70%, 05/21/2024(b)	9,868,000	9,879,704
Mitsubishi UFJ Financial Group, Inc. (Japan), 1.18% (3 mo. USD LIBOR + 1.06%), 09/13/2021(c)(d)	5,000,000	5,006,016
Mizuho Financial Group, Inc. (Japan)
1.26% (3 mo. USD LIBOR + 1.14%), 09/13/2021(d)	6,850,000	6,858,651
2.60%, 09/11/2022	6,500,000	6,667,592
National Australia Bank Ltd. (Australia), 0.83% (3 mo. USD LIBOR + 0.71%), 11/04/2021(b)(d)	12,000,000	12,021,585
National Bank of Canada (Canada), 0.90%, 08/15/2023(e)	5,000,000	5,024,471
NatWest Markets PLC (United Kingdom), 3.63%, 09/29/2022(b)	17,600,000	18,275,792
Nordea Bank Abp (Finland), 1.00%, 06/09/2023(b)	7,407,000	7,501,249
Standard Chartered PLC (United Kingdom), 1.32%, 10/14/2023(b)(e)	3,787,000	3,821,748
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.27% (3 mo. USD LIBOR + 1.14%), 10/19/2021(d)	10,050,000	10,074,852
0.51%, 01/12/2024	1,364,000	1,363,405
Sumitomo Mitsui Trust Bank Ltd. (Japan), 0.80%, 09/12/2023(b)	11,102,000	11,191,337
Toronto-Dominion Bank (The) (Canada), 0.49% (3 mo. USD LIBOR + 0.35%), 07/22/2022(d)	10,000,000	10,026,291
Truist Bank, 0.75% (3 mo. USD LIBOR + 0.59%), 05/17/2022(d)	10,833,000	10,880,635
U.S. Bank N.A., 0.54% (3 mo. USD LIBOR + 0.38%), 11/16/2021(d)	9,091,000	9,099,094
UBS AG (Switzerland), 0.38%, 06/01/2023(b)	10,417,000	10,416,713
		238,455,499
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
Diversified Capital Markets-1.44%
Credit Suisse AG (Switzerland)
0.50% (SOFR + 0.45%), 02/04/2022(d)	$15,000,000	$15,023,374
1.00%, 05/05/2023	13,636,000	13,790,295
0.50%, 02/02/2024	14,000,000	13,972,857
		42,786,526
Electric Utilities-1.86%
American Electric Power Co., Inc., Series M, 0.75%, 11/01/2023	3,797,000	3,800,195
Duke Energy Progress LLC, Series A, 0.34% (3 mo. USD LIBOR + 0.18%), 02/18/2022(d)	9,756,000	9,756,224
Florida Power & Light Co., 0.28% (SOFR + 0.25%), 05/10/2023(c)(d)	13,043,000	13,046,121
NextEra Energy Capital Holdings, Inc., 0.58% (SOFR + 0.54%), 03/01/2023(d)	3,704,000	3,722,618
Southern California Edison Co., Series D, 0.40% (3 mo. USD LIBOR + 0.27%), 12/03/2021(d)	11,245,000	11,248,652
Southern Co. (The), Series 21-A, 0.60%, 02/26/2024	9,524,000	9,553,770
Xcel Energy, Inc., 0.50%, 10/15/2023	4,372,000	4,379,938
		55,507,518
Fertilizers & Agricultural Chemicals-0.18%
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	5,300,000	5,429,813
Financial Exchanges & Data-0.17%
Intercontinental Exchange, Inc., 0.70%, 06/15/2023	4,938,000	4,971,243
Gas Utilities-0.81%
Atmos Energy Corp., 0.50% (3 mo. USD LIBOR + 0.38%), 03/09/2023(d)	9,756,000	9,758,755
CenterPoint Energy Resources Corp., 0.63% (3 mo. USD LIBOR + 0.50%), 03/02/2023(d)	14,493,000	14,496,656
		24,255,411
Health Care Distributors-0.34%
AmerisourceBergen Corp., 0.74%, 03/15/2023	10,170,000	10,190,008
Hotels, Resorts & Cruise Lines-0.38%
Marriott International, Inc., Series N, 3.13%, 10/15/2021	11,412,000	11,417,775
Industrial Conglomerates-0.17%
Honeywell International, Inc., 0.38% (3 mo. USD LIBOR + 0.23%), 08/19/2022(d)	5,096,000	5,096,824
Integrated Oil & Gas-1.14%
BP Capital Markets America, Inc., 3.22%, 11/28/2023	7,495,000	7,960,019
Exxon Mobil Corp., 1.57%, 04/15/2023	12,409,000	12,678,568
Shell International Finance B.V. (Netherlands), 0.38%, 09/15/2023	13,333,000	13,338,314
		33,976,901
Integrated Telecommunication Services-0.69%
AT&T, Inc., 0.69% (SOFR + 0.64%), 03/25/2024(d)	9,917,000	9,940,910
Verizon Communications, Inc., 0.55% (SOFR + 0.50%), 03/22/2024(d)	10,417,000	10,490,536
		20,431,446
Investment Banking & Brokerage-2.33%
Goldman Sachs Group, Inc. (The)
5.75%, 01/24/2022	15,517,000	15,923,646
0.48%, 01/27/2023	11,114,000	11,120,965
0.63%, 11/17/2023(e)	21,111,000	21,123,851
	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Morgan Stanley
3.13%, 01/23/2023	$14,598,000	$15,188,687
0.56%, 11/10/2023(e)	6,000,000	6,012,088
		69,369,237
Life & Health Insurance-4.73%
Athene Global Funding
2.80%, 05/26/2023(b)(c)	17,500,000	18,233,813
1.20%, 10/13/2023(b)	14,974,000	15,172,299
0.95%, 01/08/2024(b)	5,000,000	5,041,271
0.74% (SOFR + 0.70%), 05/24/2024(b)(d)	19,000,000	19,099,211
Brighthouse Financial Global Funding, 0.60%, 06/28/2023(b)	3,255,000	3,260,852
GA Global Funding Trust, 1.00%, 04/08/2024(b)	17,219,000	17,346,385
Jackson National Life Global Funding, 0.65% (SOFR + 0.60%), 01/06/2023(b)(d)	10,000,000	10,054,566
MassMutual Global Funding II, 0.41% (SOFR + 0.36%), 04/12/2024(b)(d)	15,022,000	15,070,883
MET Tower Global Funding, 0.60% (SOFR + 0.55%), 01/17/2023(b)(d)	10,000,000	10,066,178
New York Life Global Funding
0.50% (3 mo. USD LIBOR + 0.32%), 08/06/2021(b)(d)	6,665,000	6,665,229
0.56% (3 mo. USD LIBOR + 0.44%), 07/12/2022(b)(d)	7,407,000	7,438,008
1.10%, 05/05/2023(b)	3,243,000	3,293,608
Principal Life Global Funding II, 0.50% (SOFR + 0.45%), 04/12/2024(b)(d)	5,882,000	5,905,211
Protective Life Global Funding, 0.63%, 10/13/2023(b)(c)	4,192,000	4,212,704
		140,860,218
Managed Health Care-0.10%
Humana, Inc., 0.65%, 08/03/2023	2,917,000	2,917,702
Movies & Entertainment-0.16%
Walt Disney Co. (The), 0.38% (3 mo. USD LIBOR + 0.25%), 09/01/2021(d)	4,762,000	4,763,291
Multi-line Insurance-0.45%
Metropolitan Life Global Funding I
0.62% (SOFR + 0.57%), 01/13/2023(b)(d)	3,749,000	3,774,697
0.90%, 06/08/2023(b)	9,524,000	9,633,679
		13,408,376
Multi-Utilities-0.67%
Consolidated Edison, Inc., Series A, 0.65%, 12/01/2023	12,195,000	12,203,949
Dominion Energy, Inc., Series D, 0.65% (3 mo. USD LIBOR + 0.53%), 09/15/2023(d)	7,692,000	7,700,388
		19,904,337
Oil & Gas Exploration & Production-0.63%
ConocoPhillips, 1.06% (3 mo. USD LIBOR + 0.90%), 05/15/2022(d)	11,853,000	11,927,768
Pioneer Natural Resources Co.
0.55%, 05/15/2023	3,509,000	3,514,305
0.75%, 01/15/2024	3,297,000	3,298,186
		18,740,259
Oil & Gas Refining & Marketing-1.00%
Phillips 66
4.30%, 04/01/2022	10,000,000	10,263,642
3.70%, 04/06/2023	12,500,000	13,165,523
0.90%, 02/15/2024	6,250,000	6,255,964
		29,685,129
Oil & Gas Storage & Transportation-1.02%
Enbridge, Inc. (Canada)
0.43% (SOFR + 0.40%), 02/17/2023(d)	3,571,000	3,579,166
4.00%, 10/01/2023	15,000,000	16,015,283

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
MPLX L.P., 1.22% (3 mo. USD LIBOR + 1.10%), 09/09/2022(d)	$2,844,000	$2,845,897
Williams Cos., Inc. (The), 4.00%, 11/15/2021	8,000,000	8,009,765
		30,450,111
Other Diversified Financial Services-0.67%
AIG Global Funding
0.80%, 07/07/2023(b)(c)	7,317,000	7,383,941
Series 2019-A2, Class A, 2.30%, 07/01/2022(b)	5,000,000	5,091,584
USAA Capital Corp., 0.50%, 05/01/2024(b)	7,500,000	7,507,900
		19,983,425
Packaged Foods & Meats-0.31%
Mondelez International Holdings Netherlands B.V., 2.13%, 09/19/2022(b)	8,995,000	9,178,196
Paper Products-0.50%
Georgia-Pacific LLC, 0.63%, 05/15/2024(b)	15,000,000	15,047,428
Personal Products-0.13%
Unilever Capital Corp. (United Kingdom), 0.38%, 09/14/2023	3,917,000	3,927,955
Pharmaceuticals-1.83%
AstraZeneca PLC (United Kingdom), 0.30%, 05/26/2023	10,000,000	10,007,378
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(b)	30,000,000	32,110,293
Bristol-Myers Squibb Co., 0.54%, 11/13/2023	12,500,000	12,513,315
		54,630,986
Regional Banks-1.23%
Fifth Third Bancorp, 3.65%, 01/25/2024	10,000,000	10,725,895
KeyBank N.A., 0.79% (3 mo. USD LIBOR + 0.66%), 02/01/2022(d)	18,038,000	18,098,038
Regions Financial Corp., 3.80%, 08/14/2023	7,342,000	7,829,270
		36,653,203
Restaurants-0.36%
McDonald’s Corp., 0.56% (3 mo. USD LIBOR + 0.43%), 10/28/2021(d)	10,652,000	10,663,122
Semiconductors-0.82%
NXP B.V./NXP Funding LLC (China), 4.63%, 06/01/2023(b)	22,725,000	24,352,780
Specialized REITs-0.64%
American Tower Corp., 2.25%, 01/15/2022	6,747,000	6,806,431
Crown Castle International Corp., 3.15%, 07/15/2023	11,626,000	12,203,843
		19,010,274
Systems Software-0.27%
VMware, Inc., 0.60%, 08/15/2023	8,064,000	8,078,822
Technology Hardware, Storage & Peripherals-0.48%
Apple, Inc., 0.75%, 05/11/2023	7,143,000	7,207,902
Hewlett Packard Enterprise Co., 0.86% (3 mo. USD LIBOR + 0.72%), 10/05/2021(d)	7,059,000	7,060,328
		14,268,230
Thrifts & Mortgage Finance-0.41%
Nationwide Building Society (United Kingdom), 0.55%, 01/22/2024(b)	12,195,000	12,184,689
Tobacco-0.44%
B.A.T. Capital Corp. (United Kingdom), 2.76%, 08/15/2022(c)	12,685,000	12,968,264
Trading Companies & Distributors-0.42%
Air Lease Corp., 3.50%, 01/15/2022	12,260,000	12,438,717
	Principal Amount	Value
Trucking-0.45%
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.90%, 02/01/2024(b)	$12,577,000	$13,506,883
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,378,795,638)		1,385,740,851

Asset-Backed Securities-14.33%
ABPCI Direct Lending Fund CLO I LLC (Cayman Islands), Series 2017-1A, Class A1R, 1.73% (3 mo. USD LIBOR + 1.60%), 04/20/2032(b)(d)	2,000,000	2,000,444
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(f)	3,656,825	3,677,171
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(f)	11,653,884	11,683,616
Angel Oak Mortgage Trust I LLC
Series 2019-1, Class A1, 3.92%, 11/25/2048(b)(f)	2,649,985	2,682,204
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(f)	2,764,907	2,798,920
Series 2019-4, Class A1, 2.99%, 07/26/2049(b)(f)	2,381,181	2,403,575
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(f)	6,685,017	6,717,627
Atrium XIII (Cayman Islands), Series 13A, Class A1, 1.32% (3 mo. USD LIBOR + 1.18%), 11/21/2030(b)(d)	3,000,000	3,002,114
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR2, 1.08% (3 mo. USD LIBOR + 0.90%), 08/05/2027(b)(d)	7,857,665	7,852,626
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 0.23% (1 mo. USD LIBOR + 0.14%), 11/25/2036(d)	1,357,506	1,338,450
BMW Vehicle Owner Trust, Series 2020-A, Class A2, 0.39%, 02/27/2023	1,358,253	1,358,930
CBAM Ltd. (Cayman Islands), Series 2018-5A, Class A, 1.15% (3 mo. USD LIBOR + 1.02%), 04/17/2031(b)(d)	6,250,000	6,260,312
Chesapeake Funding II LLC (Canada), Series 2018-3A, Class A1, 3.39%, 01/15/2031(b)	2,534,154	2,583,731
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 1.44% (1 mo. USD LIBOR + 1.35%), 10/25/2037(b)(d)	1,105,826	1,117,123
COLT Mortgage Loan Trust
Series 2019-4, Class A1, 2.58%, 11/25/2049(b)(f)	3,762,784	3,777,307
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(f)	4,280,654	4,303,662
Series 2020-1R, Class A1, 1.26%, 09/25/2065(b)(f)	5,944,187	5,968,684
Series 2020-2R, Class A1, 1.33%, 10/26/2065(b)(f)	5,856,094	5,871,216
Countrywide Asset-Backed Ctfs.
Series 2004-SD2, Class M1, 1.02% (1 mo. USD LIBOR + 0.93%), 06/25/2033(b)(d)	79,767	79,576
Series 2006-6, Class 1A1, 0.43% (1 mo. USD LIBOR + 0.34%), 09/25/2036(d)	1,345,661	1,340,698
Credit Suisse Mortgage Trust, Series 2014-2R, Class 27A1, 0.29% (1 mo. USD LIBOR + 0.20%), 02/27/2046(b)(d)	125,274	123,673
CWABS, Inc. Asset-Backed Ctfs. Trust, Series 2004-4, Class M1, 0.81% (1 mo. USD LIBOR + 0.72%), 07/25/2034(d)	1,509,893	1,497,014
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066(b)(f)	9,616,212	9,616,339
Diamond CLO Ltd. (Cayman Islands), Series 2019-1A, Class A1R, 1.33% (3 mo. USD LIBOR + 1.20%), 04/25/2029(b)(d)	9,816,772	9,836,109

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value

Dryden 30 Senior Loan Fund (Cayman Islands), Series 2013-30A, Class AR, 0.98% (3 mo. USD LIBOR + 0.82%), 11/15/2028(b)(d)	$14,397,426	$14,424,401
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(f)	4,056,883	4,136,848
Series 2020-2, Class A1, 1.18%, 10/25/2065(b)(f)	947,506	949,836
Enterprise Fleet Financing LLC, Series 2019-1, Class A2, 2.98%, 10/20/2024(b)	1,348,385	1,358,282
Fortress Credit Opportunities IX CLO Ltd. (Cayman Islands), Series 2017-9A, Class A1T, 1.71% (3 mo. USD LIBOR + 1.55%), 11/15/2029(b)(d)	2,000,000	2,000,584
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A1R, 1.98% (3 mo. USD LIBOR + 1.85%), 01/15/2031(b)(d)	9,000,000	8,999,339
GCAT LLC, Series 2019-NQM1, Class A1, 2.99%, 02/25/2059(b)(g)	5,947,269	5,983,026
GCAT Trust, Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(g)	5,109,011	5,141,546
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class A, 1.28% (3 mo. USD LIBOR + 1.15%), 11/28/2030(b)(d)	10,000,000	10,011,824
GoldenTree Loan Opportunities IX Ltd. (Cayman Islands), Series 2014-9A, Class AR2, 1.24% (3 mo. USD LIBOR + 1.11%), 10/29/2029(b)(d)	12,000,000	12,005,994
Golub Capital Partners CLO 34 M Ltd. (Cayman Islands), Series 2017-34A, Class AR2, 1.45% (3 mo. USD LIBOR + 1.45%), 03/14/2031(b)(d)	14,000,000	14,021,137
Golub Capital Partners CLO 36M Ltd. (Cayman Islands), Series 2018-36A, Class A, 1.48% (3 mo. USD LIBOR + 1.30%), 02/05/2031(b)(d)	5,000,000	4,991,939
Golub Capital Partners CLO 39B Ltd. (Cayman Islands), Series 2018-39A, Class A1, 1.28% (3 mo. USD LIBOR + 1.15%), 10/20/2028(b)(d)	8,381,543	8,400,170
Golub Capital Partners CLO 45 M Ltd. (Cayman Islands), Series 2019-45A, Class A, 1.85% (3 mo. USD LIBOR + 1.72%), 10/20/2031(b)(d)	5,000,000	5,010,277
Golub Capital Partners CLO 47 M Ltd. (Cayman Islands), Series 2020-47A, Class A1, 1.86% (3 mo. USD LIBOR + 1.68%), 05/05/2032(b)(d)	10,000,000	9,997,606
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class A, 1.44% (1 mo. USD LIBOR + 1.10%), 07/15/2032(b)(d)	12,200,000	12,228,184
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, 09/27/2060(b)(f)	4,665,484	4,692,454
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.48% (1 mo. USD LIBOR + 0.59%), 01/25/2036(d)	1,885,113	1,888,962
KKR CLO 21 Ltd. (Cayman Islands), Series A, 1.13% (3 mo. USD LIBOR + 1.00%), 04/15/2031(b)(d)	2,000,000	2,000,000
Nationstar Home Equity Loan Trust, Series 2007-B, Class 1AV1, 0.31% (1 mo. USD LIBOR + 0.22%), 04/25/2037(d)	1,393,561	1,383,291
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 07/15/2069(b)	3,899,215	3,926,860
Neuberger Berman CLO XIV Ltd. (Cayman Islands), Series 2013-14A, Class AR2, 1.16% (3 mo. USD LIBOR + 1.03%), 01/28/2030(b)(d)	10,000,000	10,012,978
	Principal Amount	Value

Neuberger Berman Loan Advisers CLO 25 Ltd. (Cayman Islands), Series 2017-25A, Class AR, 1.06% (3 mo. USD LIBOR + 0.93%), 10/18/2029(b)(d)	$9,750,000	$9,749,836
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1, 1.59% (1 mo. USD LIBOR + 1.50%), 06/25/2057(b)(d)	540,038	549,463
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(f)	4,911,499	4,953,776
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(b)(f)	2,916,396	2,962,360
Newstar Commercial Loan Funding LLC, Series 2017-1A, Class BN, 2.63% (3 mo. USD LIBOR + 2.50%), 03/20/2027(b)(d)	2,192,936	2,198,394
NextGear Floorplan Master Owner Trust
Series 2019-1A, Class A1, 0.74% (1 mo. USD LIBOR + 0.65%), 02/15/2024(b)(d)	12,750,000	12,789,168
Series 2019-2A, Class A1, 0.79% (1 mo. USD LIBOR + 0.70%), 10/15/2024(b)(d)	10,000,000	10,071,602
OBX Trust, Series 2018-EXP1, Class 2A1, 0.94% (1 mo. USD LIBOR + 0.85%), 04/25/2048(b)(d)	881,697	888,513
OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 1.25% (3 mo. USD LIBOR + 1.12%), 07/20/2029(b)(d)	6,750,000	6,753,382
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 1.13% (3 mo. USD LIBOR + 1.00%), 01/25/2031(b)(d)	5,000,000	4,998,828
Onslow Bay Financial LLC, Series 2021-NQM2, Class A1, 1.10%, 05/25/2061(b)(f)	14,575,681	14,625,524
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 1.20% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(d)	9,873,273	9,880,121
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(f)	4,820,454	4,884,984
Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(f)	3,682,569	3,727,231
Star Trust, Series 2021-SFR1, Class A, 0.69% (1 mo. USD LIBOR + 0.60%), 04/17/2038(b)(d)	19,775,913	19,785,784
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(f)	3,587,515	3,634,776
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(f)	8,315,108	8,327,150
Series 2021-2, Class A1, 0.94%, 05/25/2065(b)(f)	7,644,695	7,655,787
Sudbury Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1R, 1.78% (3 mo. USD LIBOR + 1.65%), 01/17/2026(b)(d)	1,408,545	1,411,849
Tesla Auto Lease Trust, Series 2020-A, Class A2, 0.55%, 05/22/2023(b)	1,395,279	1,397,293
TICP CLO II-2 Ltd. (Cayman Islands), Series 2018-IIA, Class A1, 0.97% (3 mo. USD LIBOR + 0.84%), 04/20/2028(b)(d)	7,080,281	7,082,314
Toorak Mortgage Corp., Series 2021-INV1, Class A1, 1.15%, 07/25/2056(b)(f)	10,750,000	10,788,126
Verus Securitization Trust
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(g)	6,510,469	6,614,005
Series 2020-5, Class A1, 1.22%, 05/25/2065(b)(g)	7,047,932	7,071,476
Series 2021-4, Class A1, 0.94%, 07/25/2066(b)(f)	15,000,000	15,049,554
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	7,558,651	7,610,202
Total Asset-Backed Securities (Cost $425,364,316)		426,918,157

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-0.84%
U.S. Treasury Bills-0.84%(h)
0.05%, 01/20/2022 (Cost $24,994,028)	$25,000,000	$24,994,359
Variable Rate Senior Loan Interests-0.06%(i)(j)
Aerospace & Defense-0.06%
Fly Funding II S.a.r.l. (Ireland), Term Loan B, 1.92% (3 mo. USD LIBOR + 1.75%), 08/09/2025 (Cost $1,787,062)	1,791,141	1,762,600

Commercial Paper-30.54%
Arrow Electronics, Inc., 0.22%, 08/03/2021(b)(h)	32,500,000	32,498,913
AT&T, Inc.
0.37%, 10/21/2021(b)(h)	13,000,000	12,995,654
0.38%, 11/16/2021(b)(h)	10,700,000	10,695,108
0.38%, 11/18/2021(b)(h)	9,700,000	9,695,454
0.42%, 12/15/2021(b)(h)	6,400,000	6,395,903
0.40%, 12/16/2021(b)(h)	4,500,000	4,497,081
Aviation Capital Group LLC
0.25%, 08/02/2021(b)(h)	1,000,000	999,994
0.22%, 08/05/2021(b)(h)	10,000,000	9,999,875
0.25%, 08/10/2021(b)(h)	20,000,000	19,999,511
0.33%, 09/17/2021(b)(h)	13,000,000	12,997,912
Brookfield Infrastructure Holdings Canada, Inc.
0.26%, 08/10/2021(h)	9,000,000	8,999,544
0.25%, 08/24/2021(h)	17,250,000	17,247,520
Cabot Corp., 0.22%, 08/09/2021(b)(h)	9,300,000	9,299,667
Cigna Corp., 0.22%, 08/24/2021(b)(h)	9,000,000	8,999,119
CommonSpirit Health, Series A, 0.22%, 12/02/2021(h)	17,500,000	17,489,852
Conagra Brands, Inc.
0.25%, 09/09/2021(b)(h)	21,300,000	21,293,086
0.27%, 10/08/2021(b)(h)	10,000,000	9,994,322
0.30%, 10/15/2021(b)(h)	20,000,000	19,987,338
Enbridge US, Inc., 0.25%, 11/19/2021(b)(h)	17,000,000	16,989,317
Enel Finance America LLC
0.20%, 09/29/2021(b)(h)	10,000,000	9,997,187
0.34%, 06/21/2022(b)(h)	9,300,000	9,276,925
Energy Transfer L.P., 0.35%, 08/02/2021(h)	6,500,000	6,499,838
ENGIE S.A., 0.14%, 09/02/2021(b)(h)	23,000,000	22,997,067
Entergy Corp., 0.20%, 09/07/2021(b)(h)	15,000,000	14,996,994
Fidelity National Information Services, Inc., 0.25%, 08/09/2021(b)(h)	15,000,000	14,999,463
General Motors Financial Co., Inc.
0.31%, 08/02/2021(b)(h)	10,000,000	9,999,792
0.30%, 08/11/2021(b)(h)	5,000,000	4,999,482
0.32%, 08/25/2021(b)(h)	3,000,000	2,999,174
0.32%, 08/31/2021(b)(h)	6,500,000	6,497,706
Glencore Funding LLC
0.35%%–0.36%, 08/09/2021(b)(h)	33,200,000	33,198,561
0.21%, 08/20/2021(b)(h)	10,000,000	9,998,606
Harley-Davidson Financial Services, Inc.
0.29%, 08/02/2021(b)(h)	15,000,000	14,999,718
0.35%, 09/09/2021(b)(h)	5,000,000	4,998,195
0.29%, 10/04/2021(b)(h)	9,500,000	9,493,295
0.32%, 12/01/2021(b)(h)	10,000,000	9,980,504
Hawaiian Electric Industries, Inc., 0.28%, 08/03/2021(b)(h)	9,000,000	8,999,618
HSBC Bank PLC, 0.27%, 02/01/2022(b)(h)	25,000,000	24,978,429
Humana, Inc.
0.26%, 10/19/2021(b)(h)	14,000,000	13,990,172
0.26%, 11/05/2021(b)(h)	12,000,000	11,989,089
0.26%, 11/08/2021(b)(h)	13,000,000	12,987,563
Jabil, Inc., 0.47%%–0.53%, 08/09/2021(b)(h)	46,000,000	45,993,867
	Principal Amount	Value

Keurig Dr Pepper, Inc.
0.30%, 01/14/2022(b)(h)	$10,200,000	$10,189,004
0.25%, 02/07/2022(b)(h)	15,000,000	14,980,880
Molson Coors Beverage Co., 0.20%, 08/04/2021(b)(h)	26,000,000	25,999,545
Mountcliff Funding LLC, 0.23%, 09/07/2021(b)(h)	25,000,000	24,997,427
Oglethorpe Power Corp., 0.20%, 08/31/2021(b)(h)	40,000,000	39,995,200
Plains Midstream Canada ULC, 0.35%, 08/02/2021(b)(h)	34,500,000	34,499,181
Realty Income Corp., 0.15%, 08/27/2021(h)	9,560,000	9,558,847
Suncor Energy, Inc., 0.23%, 10/04/2021(b)(h)	9,300,000	9,296,948
UBS AG, 0.20% (SOFR + 0.19%), 06/16/2022(d)	16,500,000	16,503,194
Viatris, Inc.
0.38%, 08/16/2021(b)(h)	13,000,000	12,997,864
0.35%, 09/15/2021(b)(h)	17,500,000	17,491,272
0.45%, 10/18/2021(b)(h)	15,000,000	14,986,167
Volkswagen Group of America Finance LLC, 0.52%, 11/08/2021(b)(h)	20,000,000	19,974,638
VW Credit, Inc., 0.18%, 08/25/2021(b)(h)	15,000,000	14,998,462
Waste Management, Inc., 0.40%, 08/16/2021(b)(h)	22,300,000	22,298,578
WEC Energy Group, Inc., 0.13%, 08/16/2021(b)(h)	14,700,000	14,699,056
White Plains Capital Co. LLC
0.75%, 10/13/2021(b)(h)	15,000,000	14,987,812
0.78%, 10/27/2021(b)(h)	8,000,000	7,992,188
0.55%, 11/09/2021(b)(h)	15,000,000	14,982,873
0.78%, 11/16/2021(b)(h)	12,500,000	12,484,558
Total Commercial Paper (Cost $909,766,937)		909,860,109
	Repurchase Amount
Repurchase Agreements-6.80%(k)
Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $244,594,689; 0.90% - 7.38%; 01/09/2022 - 03/20/2065), 0.60%(l)	-	50,000,000
J.P. Morgan Securities LLC, joint open agreement dated 06/11/2021 (collateralized by domestic and foreign corporate obligations valued at $82,500,001; 5.75% - 15.50%; 11/01/2023 - 03/31/2029), 0.38%(l)	-	30,000,000
J.P. Morgan Securities LLC, open agreement dated 03/02/2020 (collateralized by domestic corporate obligations valued at $27,004,132; 5.00% - 6.50%; 06/15/2024 - 07/01/2048), 0.48%(l)	-	25,000,000
Nomura Securities International, Inc., joint term agreement dated 07/30/2021, aggregate maturing value of $50,000,000 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $55,000,014; 0.00% - 6.84%; 03/25/2022 - 02/25/2066), 0.74%, 11/30/2021(d)	25,000,000	25,000,000

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2021
(Unaudited)
	Repurchase Amount	Value
Societe Generale, joint term agreement dated 06/29/2021, aggregate maturing value of $100,000,000 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic non-agency mortgage-backed securities and U.S. Treasury obligations valued at $109,514,095; 0.24% - 13.00%; 09/15/2021 - 06/05/2115), 0.50%, 01/03/2022(d)	$50,000,000	$50,000,000
Truist Securities, joint term agreement dated 07/30/2021, aggregate maturing value of $45,014,000 (collateralized by domestic corporate obligations and U.S. Treasury obligations valued at $49,233,749; 2.75% - 7.50%; 08/31/2023 - 10/23/2045), 0.40%, 08/27/2021	22,507,000	22,500,000
Total Repurchase Agreements (Cost $202,500,000)		202,500,000
	Principal Amount
Certificate of Deposit-0.84%
Diversified Banks-0.84%
Sumitomo Mitsui Banking Corp. (Japan), 0.70%, 07/08/2022 (Cost $25,000,000)	25,000,000	25,013,861
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $2,968,207,981)		2,976,789,937
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.28%
Invesco Private Government Fund, 0.02%(m)(n)(o)	2,525,533	$2,525,533
Invesco Private Prime Fund, 0.12%(m)(n)(o)	5,890,553	5,892,910
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,418,443)		8,418,443
TOTAL INVESTMENTS IN SECURITIES-100.21% (Cost $2,976,626,424)		2,985,208,380
OTHER ASSETS LESS LIABILITIES-(0.21)%		(6,242,131)
NET ASSETS-100.00%		$2,978,966,249

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
Ctfs.	-Certificates
LIBOR	-London Interbank Offered Rate
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $1,742,313,018, which represented 58.49% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2021.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2021.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(j)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the LIBOR, on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(k)	Principal amount equals value at period end.
(l)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$866,215	$68,658,874	$(66,999,556)	$-	$-	$2,525,533	$208*
Invesco Private Prime Fund	1,299,323	89,604,258	(85,010,889)	-	218	5,892,910	2,350*
Total	$2,165,538	$158,263,132	$(152,010,445)	$-	$218	$8,418,443	$2,558

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Investment Grade ETF (VRIG)
July 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-55.72%
Automobile Manufacturers-3.68%
American Honda Finance Corp.
0.61% (3 mo. USD LIBOR + 0.45%), 02/15/2022(b)	$2,500,000	$2,506,435
0.53% (3 mo. USD LIBOR + 0.37%), 05/10/2023(b)	2,000,000	2,008,179
Daimler Finance North America LLC (Germany), 1.06% (3 mo. USD LIBOR + 0.90%), 02/15/2022(b)(c)	1,500,000	1,506,996
Ford Motor Credit Co. LLC
1.42% (3 mo. USD LIBOR + 1.27%), 03/28/2022(b)	1,000,000	997,049
1.20% (3 mo. USD LIBOR + 1.08%), 08/03/2022(b)	3,000,000	2,999,879
General Motors Financial Co., Inc.
1.28% (3 mo. USD LIBOR + 1.10%), 11/06/2021(b)	2,000,000	2,004,488
1.46% (3 mo. USD LIBOR + 1.31%), 06/30/2022(b)	1,000,000	1,009,281
1.14% (3 mo. USD LIBOR + 0.99%), 01/05/2023(b)	1,000,000	1,010,630
0.80% (SOFR + 0.76%), 03/08/2024(b)	1,154,000	1,163,191
Volkswagen Group of America Finance LLC (Germany), 1.11% (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(c)	2,000,000	2,005,159
		17,211,287
Biotechnology-1.65%
AbbVie, Inc.
0.61% (3 mo. USD LIBOR + 0.46%), 11/19/2021(b)	2,750,000	2,753,377
0.80% (3 mo. USD LIBOR + 0.65%), 11/21/2022(b)	3,000,000	3,019,910
Gilead Sciences, Inc., 0.28% (3 mo. USD LIBOR + 0.15%), 09/17/2021(b)	1,951,000	1,951,320
		7,724,607
Construction Machinery & Heavy Trucks-1.07%
Caterpillar Financial Services Corp., 0.19% (SOFR + 0.15%), 11/17/2022(b)	5,000,000	5,002,147
Consumer Finance-1.34%
American Express Co., 0.79% (3 mo. USD LIBOR + 0.65%), 02/27/2023(b)	5,215,000	5,254,965
Capital One Financial Corp., 0.85% (3 mo. USD LIBOR + 0.72%), 01/30/2023(b)	1,000,000	1,008,107
		6,263,072
Department Stores-0.33%
7-Eleven, Inc., 0.61% (3 mo. USD LIBOR + 0.45%), 08/10/2022(b)(c)	1,556,000	1,556,397
Diversified Banks-18.93%
Banco Santander S.A. (Spain), 1.68% (3 mo. USD LIBOR + 1.56%), 04/11/2022(b)	5,200,000	5,250,285
Bank of America Corp.
1.13% (3 mo. USD LIBOR + 1.00%), 04/24/2023(b)	3,281,000	3,302,289
0.92% (3 mo. USD LIBOR + 0.79%), 03/05/2024(b)	3,750,000	3,783,482
0.78% (SOFR + 0.73%), 10/24/2024(b)(d)	2,000,000	2,014,830
0.95% (3 mo. USD LIBOR + 0.77%), 02/05/2026(b)(d)	1,042,000	1,056,792
0.88% (3 mo. USD LIBOR + 0.76%), 09/15/2026(b)	2,696,000	2,681,751
Bank of Nova Scotia (The) (Canada), 0.59% (SOFR + 0.55%), 03/02/2026(b)	2,500,000	2,502,450
	Principal Amount	Value
Diversified Banks-(continued)
Barclays PLC (United Kingdom)
1.74% (3 mo. USD LIBOR + 1.63%), 01/10/2023(b)	$2,000,000	$2,012,590
1.59% (3 mo. USD LIBOR + 1.43%), 02/15/2023(b)	2,000,000	2,013,299
1.54% (3 mo. USD LIBOR + 1.38%), 05/16/2024(b)	3,000,000	3,053,386
BPCE S.A. (France), 1.37% (3 mo. USD LIBOR + 1.22%), 05/22/2022(b)(c)	4,000,000	4,034,953
Capital One N.A., 1.28% (3 mo. USD LIBOR + 1.15%), 01/30/2023(b)	3,750,000	3,768,889
Citigroup, Inc.
0.92% (SOFR + 0.87%), 11/04/2022(b)	2,500,000	2,505,351
1.08% (3 mo. USD LIBOR + 0.95%), 07/24/2023(b)	1,500,000	1,511,231
1.57% (3 mo. USD LIBOR + 1.43%), 09/01/2023(b)	2,500,000	2,532,664
1.16% (3 mo. USD LIBOR + 1.02%), 06/01/2024(b)	4,010,000	4,070,115
0.72% (SOFR + 0.67%), 05/01/2025(b)	2,500,000	2,512,457
1.40% (3 mo. USD LIBOR + 1.25%), 07/01/2026(b)	1,882,000	1,938,363
HSBC Holdings PLC (United Kingdom), 1.50% (3 mo. USD LIBOR + 1.38%), 09/12/2026(b)	3,000,000	3,097,463
ING Groep N.V. (Netherlands)
1.15% (3 mo. USD LIBOR + 1.00%), 10/02/2023(b)	1,250,000	1,271,558
1.06% (SOFR + 1.01%), 04/01/2027(b)	2,999,000	3,028,864
JPMorgan Chase & Co.
1.36% (3 mo. USD LIBOR + 1.23%), 10/24/2023(b)	1,900,000	1,926,296
0.58% (SOFR + 0.54%), 06/01/2025(b)	4,000,000	4,009,572
Mizuho Financial Group, Inc. (Japan), 0.97% (3 mo. USD LIBOR + 0.84%), 07/16/2023(b)	2,500,000	2,515,757
Natwest Group PLC (United Kingdom)
1.63% (3 mo. USD LIBOR + 1.47%), 05/15/2023(b)	4,000,000	4,039,528
1.70% (3 mo. USD LIBOR + 1.55%), 06/25/2024(b)	4,000,000	4,089,081
NatWest Markets PLC (United Kingdom)
1.71% (SOFR + 1.66%), 09/29/2022(b)(c)(d)	2,500,000	2,541,097
0.56% (SOFR + 0.53%), 08/12/2024(b)(c)	571,000	572,794
Nordea Bank Abp (Finland), 1.08% (3 mo. USD LIBOR + 0.94%), 08/30/2023(b)(c)	2,987,000	3,032,387
Standard Chartered PLC (United Kingdom)
1.33% (3 mo. USD LIBOR + 1.20%), 09/10/2022(b)(c)	1,667,000	1,668,794
1.28% (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(c)	3,316,000	3,331,134
Truist Bank, 0.78% (SOFR + 0.73%), 03/09/2023(b)	2,000,000	2,015,318
USB Realty Corp., 1.27% (3 mo. USD LIBOR + 1.15%)(b)(c)(e)	1,100,000	869,314
		88,554,134
Electric Utilities-2.56%
American Electric Power Co., Inc., Series A, 0.61% (3 mo. USD LIBOR + 0.48%), 11/01/2023(b)	3,000,000	3,002,214
Florida Power & Light Co., 0.28% (SOFR + 0.25%), 05/10/2023(b)(d)	3,478,000	3,478,832
Southern California Edison Co.
Series D, 0.40% (3 mo. USD LIBOR + 0.27%), 12/03/2021(b)	2,506,000	2,506,814
Series F, 0.40% (SOFR + 0.35%), 06/13/2022(b)	3,000,000	3,001,942
		11,989,802
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value
Financial Exchanges & Data-0.64%
Intercontinental Exchange, Inc., 0.77% (3 mo. USD LIBOR + 0.65%), 06/15/2023(b)	$3,000,000	$2,997,693
Gas Utilities-0.47%
CenterPoint Energy Resources Corp., 0.63% (3 mo. USD LIBOR + 0.50%), 03/02/2023(b)	2,174,000	2,174,548
Health Care Distributors-0.86%
Cardinal Health, Inc., 0.89% (3 mo. USD LIBOR + 0.77%), 06/15/2022(b)(d)	4,000,000	4,024,304
Health Care Equipment-0.91%
Becton, Dickinson and Co., 1.16% (3 mo. USD LIBOR + 1.03%), 06/06/2022(b)	4,225,000	4,258,021
Health Care Services-1.45%
Cigna Corp., 1.02% (3 mo. USD LIBOR + 0.89%), 07/15/2023(b)	4,543,000	4,602,727
Roche Holdings, Inc. (Switzerland), 0.28% (SOFR + 0.24%), 03/05/2024(b)(c)	2,161,000	2,164,735
		6,767,462
Integrated Telecommunication Services-2.33%
AT&T, Inc.
1.04% (3 mo. USD LIBOR + 0.89%), 02/15/2023(b)	2,669,000	2,698,513
1.30% (3 mo. USD LIBOR + 1.18%), 06/12/2024(b)	3,832,000	3,929,704
Verizon Communications, Inc., 1.26% (3 mo. USD LIBOR + 1.10%), 05/15/2025(b)	4,127,000	4,250,188
		10,878,405
Investment Banking & Brokerage-5.70%
Goldman Sachs Group, Inc. (The)
0.90% (3 mo. USD LIBOR + 0.75%), 02/23/2023(b)	3,000,000	3,026,831
1.18% (3 mo. USD LIBOR + 1.05%), 06/05/2023(b)	2,500,000	2,517,740
1.13% (3 mo. USD LIBOR + 1.00%), 07/24/2023(b)(d)	4,500,000	4,533,099
0.58% (SOFR + 0.54%), 11/17/2023(b)	3,957,000	3,967,589
0.62% (SOFR + 0.58%), 03/08/2024(b)	2,069,000	2,075,529
1.88% (3 mo. USD LIBOR + 1.75%), 10/28/2027(b)	1,220,000	1,288,995
Morgan Stanley, 0.75% (SOFR + 0.70%), 01/20/2023(b)	5,000,000	5,014,120
TD Ameritrade Holding Corp., 0.56% (3 mo. USD LIBOR + 0.43%), 11/01/2021(b)	4,250,000	4,253,110
		26,677,013
Life & Health Insurance-3.61%
Athene Global Funding
1.37% (3 mo. USD LIBOR + 1.23%), 07/01/2022(b)(c)	5,300,000	5,351,287
0.74% (SOFR + 0.70%), 05/24/2024(b)(c)	5,000,000	5,026,108
Equitable Financial Life Global Funding, 0.44% (SOFR + 0.39%), 04/06/2023(b)(c)(d)	2,500,000	2,508,715
Jackson National Life Global Funding, 0.88% (3 mo. USD LIBOR + 0.73%), 06/27/2022(b)(c)	1,000,000	1,005,698
Pacific Life Global Funding II, 0.66% (SOFR + 0.62%), 06/04/2026(b)(c)	3,000,000	3,010,257
		16,902,065
Multi-line Insurance-1.02%
Metropolitan Life Global Funding I
0.62% (SOFR + 0.57%), 01/13/2023(b)(c)	2,000,000	2,013,709
0.37% (SOFR + 0.32%), 01/07/2024(b)(c)	2,750,000	2,758,446
		4,772,155
	Principal Amount	Value
Multi-Utilities-0.52%
CenterPoint Energy, Inc., 0.68% (SOFR + 0.65%), 05/13/2024(b)	$1,639,000	$1,641,191
Dominion Energy, Inc., Series D, 0.65% (3 mo. USD LIBOR + 0.53%), 09/15/2023(b)	769,000	769,838
		2,411,029
Oil & Gas Exploration & Production-0.32%
ConocoPhillips, 1.06% (3 mo. USD LIBOR + 0.90%), 05/15/2022(b)	1,500,000	1,509,462
Oil & Gas Refining & Marketing-1.44%
Phillips 66, 0.78% (3 mo. USD LIBOR + 0.62%), 02/15/2024(b)(d)	3,870,000	3,873,800
Valero Energy Corp., 1.27% (3 mo. USD LIBOR + 1.15%), 09/15/2023(b)	2,878,000	2,881,293
		6,755,093
Oil & Gas Storage & Transportation-0.55%
Enbridge, Inc. (Canada)
0.66% (3 mo. USD LIBOR + 0.50%), 02/18/2022(b)	1,300,000	1,303,334
0.43% (SOFR + 0.40%), 02/17/2023(b)	357,000	357,816
MPLX L.P., 1.22% (3 mo. USD LIBOR + 1.10%), 09/09/2022(b)	914,000	914,610
		2,575,760
Packaged Foods & Meats-0.85%
General Mills, Inc., 1.14% (3 mo. USD LIBOR + 1.01%), 10/17/2023(b)(d)	3,937,000	3,991,760
Pharmaceuticals-0.89%
Bayer US Finance II LLC (Germany), 1.13% (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(c)	4,105,000	4,161,341
Regional Banks-0.63%
M&T Bank Corp., 0.81% (3 mo. USD LIBOR + 0.68%), 07/26/2023(b)	2,940,000	2,969,897
Restaurants-0.85%
McDonald’s Corp., 0.56% (3 mo. USD LIBOR + 0.43%), 10/28/2021(b)	3,953,000	3,957,127
Semiconductors-1.07%
QUALCOMM, Inc., 0.86% (3 mo. USD LIBOR + 0.73%), 01/30/2023(b)(d)	4,950,000	4,997,940
Tobacco-0.75%
BAT Capital Corp. (United Kingdom), 1.04% (3 mo. USD LIBOR + 0.88%), 08/15/2022(b)	3,500,000	3,521,838
Trading Companies & Distributors-1.30%
Air Lease Corp., 0.49% (3 mo. USD LIBOR + 0.35%), 12/15/2022(b)	3,000,000	3,003,666
BOC Aviation Ltd. (Singapore), 1.27% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(c)	3,082,000	3,086,883
		6,090,549
Total U.S. Dollar Denominated Bonds & Notes (Cost $259,232,280)		260,694,908

Agency Credit Risk Transfer Notes-15.28%
Fannie Mae Connecticut Avenue Securities
Series 2015-C04, Class 1M2, 5.79% (1 mo. USD LIBOR + 5.70%), 04/25/2028(b)(f)	1,171,935	1,241,653
Series 2017-C03, Class 1M2, 3.09% (1 mo. USD LIBOR + 3.00%), 10/25/2029(b)(f)	4,220,392	4,339,500
Series 2017-C05, Class 1M2, 2.29% (1 mo. USD LIBOR + 2.20%), 01/25/2030(b)(f)	4,274,675	4,366,162
Series 2018-C01, Class 1M2, 2.34% (1 mo. USD LIBOR + 2.25%), 07/25/2030(b)(f)	6,829,106	6,912,854
Series 2018-C04, Class 2M2, 2.64% (1 mo. USD LIBOR + 2.55%), 12/25/2030(b)(f)	4,324,081	4,383,330

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value

Series 2018-C06, Class 1M2, 2.09% (1 mo. USD LIBOR + 2.00%), 03/25/2031(b)(f)	$3,642,456	$3,675,835
Series 2019-R01, Class 2M2, 2.54% (1 mo. USD LIBOR + 2.45%), 07/25/2031(b)(c)(f)	2,718,245	2,734,142
Freddie Mac
Series 2016-HQA3, Class M2, STACR®, 1.44% (1 mo. USD LIBOR + 1.35%), 03/25/2029(b)(g)	359,327	359,223
Series 2017-DNA3, Class M2, STACR®, 2.59% (1 mo. USD LIBOR + 2.50%), 03/25/2030(b)(g)	5,455,486	5,578,843
Series 2018-HQA1, Class M2, STACR®, 2.39% (1 mo. USD LIBOR + 2.30%), 09/25/2030(b)(g)	4,229,433	4,271,506
Series 2018-HQA2, Class M2, STACR®, 2.39% (1 mo. USD LIBOR + 2.30%), 10/25/2048(b)(c)(g)	5,500,000	5,551,092
Series 2019-HQA3, Class M2, STACR®, 1.94% (1 mo. USD LIBOR + 1.85%), 09/25/2049(b)(c)(g)	3,546,131	3,560,999
Series 2020-DNA3, Class M2, STACR®, 3.09% (1 mo. USD LIBOR + 3.00%), 06/25/2050(b)(c)(g)	2,152,224	2,164,019
Series 2020-DNA5, Class M1, STACR®, 1.35% (30 Day Average SOFR + 1.30%), 10/25/2050(b)(c)(g)	67,864	67,869
Series 2020-HQA5, Class M1, STACR®, 1.15% (30 Day Average SOFR + 1.10%), 11/25/2050(b)(c)(g)	1,421,784	1,423,252
Series 2021-DNA2, Class M1, STACR®, 0.85% (30 Day Average SOFR + 0.80%), 08/25/2033(b)(c)(g)	3,000,000	3,004,063
Series 2021-DNA2, Class M2, STACR®, 2.35% (30 Day Average SOFR + 2.30%), 08/25/2033(b)(c)(g)	4,820,000	4,949,534
Series 2021-DNA3, Class M1, STACR®, 0.80% (30 Day Average SOFR + 0.75%), 10/25/2033(b)(c)(g)	3,000,000	3,004,539
Series 2021-DNA3, Class M2, STACR®, 2.15% (30 Day Average SOFR + 2.10%), 10/25/2033(b)(c)(g)	3,125,000	3,191,636
Series 2021-DNA5, Class M1, STACR®, 0.70% (30 Day Average SOFR + 0.65%), 01/25/2034(b)(c)(g)	1,750,000	1,750,590
Series 2021-DNA5, Class M2, STACR®, 1.70% (30 Day Average SOFR + 1.65%), 01/25/2034(b)(c)(g)	365,000	367,604
Series 2021-HQA1, Class M1, STACR®, 0.75% (30 Day Average SOFR + 0.70%), 08/25/2033(b)(c)(g)	4,604,000	4,605,896
Total Agency Credit Risk Transfer Notes (Cost $70,720,773)		71,504,141

Asset-Backed Securities-15.27%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(h)	139,469	144,672
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class B, 1.44% (1 mo. USD LIBOR + 1.35%), 04/15/2036(b)(c)	4,000,000	3,987,796
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 1.40% (1 mo. USD LIBOR + 1.31%), 11/15/2034(b)(c)	3,250,000	3,233,161
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7, Class 6A, 2.48%, 10/25/2033(h)	179,393	184,724
Series 2003-8, Class 4A1, 2.67%, 01/25/2034(h)	181,133	187,519
BX Trust, Series 2020-VKNG, Class A, 1.02% (1 mo. USD LIBOR + 0.93%), 10/15/2037(b)(c)	2,000,000	2,006,221
	Principal Amount	Value

COMM Mortgage Trust, Series 2019-521F, Class C, 1.39% (1 mo. USD LIBOR + 1.30%), 06/15/2034(b)(c)	$4,000,000	$3,905,293
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 0.74% (1 mo. USD LIBOR + 0.65%), 09/25/2042(b)(c)	562,442	558,450
Series 2018-AGS, Class A2, 0.59% (1 mo. USD LIBOR + 0.50%), 02/25/2044(b)(c)	1,071,944	1,065,583
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 0.89% (1 mo. USD LIBOR + 0.80%), 10/25/2056(b)(c)	551,156	554,360
Great Wolf Trust, Series 2019-WOLF, Class B, 1.43% (1 mo. USD LIBOR + 1.33%), 12/15/2036(b)(c)	1,650,000	1,652,728
GS Mortgage Securities Trust, Series 2021-ROSS, Class A, 1.24% (1 mo. USD LIBOR + 1.15%), 05/15/2026(b)(c)	2,500,000	2,506,812
Home Equity Asset Trust, Series 2004-5, Class M2, 1.03% (1 mo. USD LIBOR + 0.95%), 11/25/2034(b)	1,106,896	1,109,775
Home Partners of America Trust
Series 2017-1, Class A, 0.91% (1 mo. USD LIBOR + 0.82%), 07/17/2034(b)(c)	2,885,202	2,885,311
Series 2018-1, Class A, 0.99% (1 mo. USD LIBOR + 0.90%), 07/17/2037(b)(c)	2,929,685	2,938,393
Series 2018-1, Class B, 1.19% (1 mo. USD LIBOR + 1.10%), 07/17/2037(b)(c)	1,760,000	1,763,144
Invitation Homes Trust
Series 2017-SFR2, Class A, 0.94% (1 mo. USD LIBOR + 0.85%), 12/17/2036(b)(c)	1,783,473	1,788,958
Series 2017-SFR2, Class C, 1.54% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(c)	5,619,053	5,628,994
Series 2018-SFR1, Class B, 1.04% (1 mo. USD LIBOR + 0.95%), 03/17/2037(b)(c)	1,000,000	1,003,150
Series 2018-SFR3, Class B, 1.24% (1 mo. USD LIBOR + 1.15%), 07/17/2037(b)(c)	4,000,000	4,022,235
Series 2018-SFR4, Class C, 1.49% (1 mo. USD LIBOR + 1.40%), 01/17/2038(b)(c)	3,000,000	3,012,883
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 2.81% (1 mo. USD LIBOR + 1.31%), 06/15/2035(b)(c)	2,385,000	2,358,696
JP Morgan Mortgage Trust
Series 2019-6, Class A11, 0.99% (1 mo. USD LIBOR + 0.90%), 12/25/2049(b)(c)	229,461	230,659
Series 2019-INV2, Class A1, 0.99% (1 mo. USD LIBOR + 0.90%), 02/25/2050(b)(c)	495,338	499,721
Series 2019-INV3, Class A11, 1.09% (1 mo. USD LIBOR + 1.00%), 05/25/2050(b)(c)	197,975	199,496
Series 2019-LTV3, Class A1, 0.94% (1 mo. USD LIBOR + 0.85%), 03/25/2050(b)(c)	378,500	378,576
Series 2020-8, Class A11, 0.92% (30 Day Average SOFR + 0.90%), 03/25/2051(b)(c)	376,688	377,332
Series 2020-LTV1, Class A11, 1.09% (1 mo. USD LIBOR + 1.00%), 06/25/2050(b)(c)	140,625	141,338
Series 2021-1, Class A11, 0.67% (30 Day Average SOFR + 0.65%), 06/25/2051(b)(c)	894,003	891,573
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 0.73% (1 mo. USD LIBOR + 0.64%), 10/25/2028(b)	127,223	128,032
Series 2005-A2, Class A5, 2.82%, 02/25/2035(h)	65,726	66,572
OBX Trust
Series 2018-EXP1, Class 2A1, 0.94% (1 mo. USD LIBOR + 0.85%), 04/25/2048(b)(c)	922,706	929,839
Series 2018-EXP2, Class 2A2, 1.04% (1 mo. USD LIBOR + 0.95%), 07/25/2058(b)(c)	897,618	907,786

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2021
(Unaudited)
	Principal Amount	Value

Series 2019-EXP1, Class 2A2, 1.24% (1 mo. USD LIBOR + 1.15%), 01/25/2059(b)(c)	$484,889	$490,265
Series 2019-EXP2, Class 2A2, 1.29% (1 mo. USD LIBOR + 1.20%), 06/25/2059(b)(c)	911,327	908,160
Series 2020-EXP1, Class 2A2, 1.04% (1 mo. USD LIBOR + 0.95%), 02/25/2060(b)(c)	777,891	775,959
Series 2020-EXP3, Class 2A2, 1.29% (1 mo. USD LIBOR + 1.20%), 01/25/2060(b)(c)	1,214,726	1,219,539
Series 2020-INV1, Class A11, 0.99% (1 mo. USD LIBOR + 0.90%), 12/25/2049(b)(c)	449,211	449,357
Pennsylvania Higher Education Assistance Agency, Series 2009-2, Class A2, 1.23% (3 mo. USD LIBOR + 1.10%), 01/25/2028(b)	590,330	592,776
RLGH Trust 2021-TROT, Series 2021-TROT, Class B, 1.26% (1 mo. USD LIBOR + 1.16%), 04/15/2036(b)(c)	3,000,000	3,002,569
SMB Private Education Loan Trust
Series 2019-B, Class A2B, 1.09% (1 mo. USD LIBOR + 1.00%), 06/15/2037(b)(c)	3,502,117	3,542,793
Series 2020-A, Class A2B, 0.92% (1 mo. USD LIBOR + 0.83%), 09/15/2037(b)(c)	2,000,000	2,015,840
Series 2021-A, Class A2A2, 0.82% (1 mo. USD LIBOR + 0.73%), 01/15/2053(b)(c)	4,550,000	4,566,980
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 2.58%, 06/25/2034(h)	68,758	70,757
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL, 1.64% (1 mo. USD LIBOR + 1.55%), 01/15/2059(b)(c)	2,500,000	2,570,199
Total Asset-Backed Securities (Cost $71,281,077)		71,454,976
U.S. Treasury Securities-7.96%
U.S. Treasury Notes-7.96%
0.08% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%), 04/30/2023(b) (Cost $37,252,310)	37,250,000	37,260,910
U.S. Government Sponsored Agency Mortgage-Backed Securities-5.62%
Collateralized Mortgage Obligations-4.97%
Fannie Mae REMICs
Series 2005-57, Class KJ, 0.39% (1 mo. USD LIBOR + 0.30%), 04/25/2035(b)	2,373,219	2,379,920
Series 2011-127, Class FJ, 0.44% (1 mo. USD LIBOR + 0.35%), 09/25/2041(b)	35,137	35,266
Series 2014-92, Class FB, 0.41% (1 mo. USD LIBOR + 0.32%), 01/25/2045(b)	983,188	968,936
Series 2016-25, Class FL, 0.59% (1 mo. USD LIBOR + 0.50%), 05/25/2046(b)	318,855	321,760
Series 2017-100, Class FM, 0.41% (1 mo. USD LIBOR + 0.32%), 12/25/2047(b)	349,682	348,765
Series 2017-68, Class AF, 0.39% (1 mo. USD LIBOR + 0.30%), 09/25/2047(b)	1,018,710	1,015,169
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN2, Class M1, 1.90% (30 Day Average SOFR + 1.80%), 07/25/2041(b)(c)	715,000	719,928
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series KF35, Class A, 0.45% (1 mo. USD LIBOR + 0.35%), 08/25/2024(b)	593,246	594,074
Series KF35, Class A, 0.49% (1 mo. USD LIBOR + 0.39%), 10/25/2025(b)	2,016,905	2,025,349
	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Series KF81, Class AS, 0.43% (30 Day Average SOFR + 0.40%), 06/25/2027(b)	$4,685,100	$4,706,014
Series Q008, Class A, 0.49% (1 mo. USD LIBOR + 0.39%), 10/25/2045(b)	1,710,203	1,716,428
Freddie Mac REMICs
Series 4001, Class NF, 0.59% (1 mo. USD LIBOR + 0.50%), 01/15/2039(b)	910,296	910,924
Series 4091, Class JF, 0.59% (1 mo. USD LIBOR + 0.50%), 06/15/2041(b)	238,308	241,975
Series 4547, Class FA, 0.54% (1 mo. USD LIBOR + 0.45%), 09/15/2040(b)	835,836	838,998
Series 4683, Class FA, 0.44% (1 mo. USD LIBOR + 0.35%), 09/15/2038(b)	1,035,237	1,050,186
Series 4750, Class CF, 0.44% (1 mo. USD LIBOR + 0.35%), 01/15/2048(b)	4,349,934	4,384,190
Series 4770, Class FA, 0.41% (1 mo. USD LIBOR + 0.32%), 08/15/2043(b)	980,686	995,538
		23,253,420
Federal Home Loan Mortgage Corp. (FHLMC)-0.24%
ARM, 1.98% (1 yr. USD LIBOR + 1.62%), 06/01/2037(b)	293,640	310,749
ARM, 2.18% (1 yr. USD LIBOR + 1.74%), 11/01/2038(b)	431,722	458,574
ARM, 2.17% (1 yr. USD LIBOR + 1.73%), 03/01/2043(b)	345,171	364,454
		1,133,777
Federal National Mortgage Association (FNMA)-0.41%
ARM, 2.02% (1 yr. USD LIBOR + 1.64%), 02/01/2035(b)	53,705	53,628
ARM, 1.77% (6 mo. USD LIBOR + 1.57%), 07/01/2035(b)	58,322	60,822
ARM, 2.39% (1 yr. U.S. Treasury Yield Curve Rate + 2.33%), 07/01/2035(b)	972,869	1,038,557
ARM, 2.27% (1 yr. USD LIBOR + 1.77%), 10/01/2036(b)	221,312	235,163
ARM, 2.16% (1 yr. USD LIBOR + 1.78%), 03/01/2037(b)	212,812	213,721
ARM, 1.98% (1 yr. USD LIBOR + 1.59%), 11/01/2037(b)	294,854	311,897
		1,913,788
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $26,195,537)		26,300,985
	Shares
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(i)(j) (Cost $395,875)	395,875	395,875
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $465,077,852)		467,611,795
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.20%
Invesco Private Government Fund, 0.02%(i)(j)(k)	1,690,008	1,690,008

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(i)(j)(k)	3,941,775	$3,943,352
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,633,360)		5,633,360
TOTAL INVESTMENTS IN SECURITIES-101.14% (Cost $470,711,212)		473,245,155
OTHER ASSETS LESS LIABILITIES-(1.14)%		(5,323,795)
NET ASSETS-100.00%		$467,921,360
Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
LIBOR	-London Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $158,271,516, which represented 33.82% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at July 31, 2021.
(e)	Perpetual bond with no specified maturity date.
(f)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(g)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(h)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2021.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Invesco Variable Rate Preferred ETF	$1,723,400	$-	$(1,772,361)	$(116,800)	$165,761	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	886,923	128,454,201	(128,945,249)	-	-	395,875	390
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	302,095	79,009,073	(77,621,160)	-	-	1,690,008	263*
Invesco Private Prime Fund	453,145	137,306,201	(133,816,140)	-	146	3,943,352	3,180*
Total	$3,365,563	$344,769,475	$(342,154,910)	$(116,800)	$165,907	$6,029,235	$3,833

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021, for each Fund (except for Ultra Short Duration ETF). As of July 31, 2021, all of the securities in Ultra Short Duartion ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Active U.S. Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$127,936,087	$-	$-	$127,936,087
Money Market Funds	10,676	3,682,053	-	3,692,729
Total Investments	$127,946,763	$3,682,053	$-	$131,628,816
Invesco Balanced Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$19,251,513	$-	$-	$19,251,513
Money Market Funds	1,145	1,736,974	-	1,738,119
Total Investments	$19,252,658	$1,736,974	$-	$20,989,632
Invesco Conservative Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$10,832,414	$-	$-	$10,832,414
Money Market Funds	119	1,628,117	-	1,628,236
Total Investments	$10,832,533	$1,628,117	$-	$12,460,650
Invesco Growth Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$17,104,329	$-	$-	$17,104,329
Money Market Funds	1,628	1,048,683	-	1,050,311
Total Investments	$17,105,957	$1,048,683	$-	$18,154,640

	Level 1	Level 2	Level 3	Total
Invesco High Yield Bond Factor ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$40,170,304	$-	$40,170,304
U.S. Treasury Securities	-	70,990	-	70,990
Money Market Funds	22,257	2,659,506	-	2,681,763
Total Investments in Securities	22,257	42,900,800	-	42,923,057
Other Investments - Assets*
Futures Contracts	118,820	-	-	118,820
Other Investments - Liabilities*
Futures Contracts	(352)	-	-	(352)
Total Other Investments	118,468	-	-	118,468
Total Investments	$140,725	$42,900,800	$-	$43,041,525
Invesco Moderately Conservative Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$16,040,831	$-	$-	$16,040,831
Money Market Funds	-	1,148,960	-	1,148,960
Total Investments	$16,040,831	$1,148,960	$-	$17,189,791
Invesco S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$125,983,969	$-	$-	$125,983,969
Money Market Funds	65,415,488	102,119	-	65,517,607
Total Investments in Securities	191,399,457	102,119	-	191,501,576
Other Investments - Assets*
Futures Contracts	645,552	-	-	645,552
Total Investments	$192,045,009	$102,119	$-	$192,147,128
Invesco Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$414,081,373	$3,179,000	$417,260,373
U.S. Treasury Securities	-	195,195,762	-	195,195,762
Asset-Backed Securities	-	113,173,518	-	113,173,518
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	99,749,678	-	99,749,678
Preferred Stocks	402,328	5,432,089	-	5,834,417
U.S. Government Sponsored Agency Securities	-	3,149,454	-	3,149,454
Municipal Obligations	-	3,020,626	-	3,020,626
Agency Credit Risk Transfer Notes	-	1,774,524	-	1,774,524
Options Purchased	778,908	-	-	778,908
Non-U.S. Dollar Denominated Bonds & Notes	-	486,896	-	486,896
Money Market Funds	-	40,590,754	-	40,590,754
Total Investments in Securities	1,181,236	876,654,674	3,179,000	881,014,910
Other Investments - Assets*
Forward Foreign Currency Contracts	-	27,664	-	27,664
Futures Contracts	209,021	-	-	209,021
Swap Agreements	-	66,567	-	66,567
	209,021	94,231	-	303,252
Other Investments - Liabilities*
Futures Contracts	(4,728,614)	-	-	(4,728,614)
Options written	(46,360)	(129,711)	-	(176,071)
	(4,774,974)	(129,711)	-	(4,904,685)
Total Other Investments	(4,565,953)	(35,480)	-	(4,601,433)
Total Investments	$(3,384,717)	$876,619,194	$3,179,000	$876,413,477

	Level 1	Level 2	Level 3	Total
Invesco Variable Rate Investment Grade ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$260,694,908	$-	$260,694,908
Agency Credit Risk Transfer Notes	-	71,504,141	-	71,504,141
Asset-Backed Securities	-	71,454,976	-	71,454,976
U.S. Treasury Securities	-	37,260,910	-	37,260,910
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	26,300,985	-	26,300,985
Money Market Funds	395,875	5,633,360	-	6,029,235
Total Investments	$395,875	$472,849,280	$-	$473,245,155

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.